                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 2-57791
                                                             File No. 811-2715

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /X/

         Pre-Effective Amendment No.                                  / /
                                      --------
         Post-Effective Amendment No.    41                           /X/
                                      --------
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

         Amendment No.   41
                       ------

                   DELAWARE GROUP STATE TAX-FREE INCOME TRUST
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

1818 Market Street, Philadelphia, Pennsylvania                        19103
-------------------------------------------------------------------------------
   (Address of Principal Executive Offices)                        (Zip Code)

Registrant's Telephone Number, including Area Code:             (215) 255-2923
                                                                ---------------
     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:               April 29, 1998
                                                   --------------

It is proposed that this filing will become effective:

                    immediately upon filing pursuant to paragraph (b)
        --------
            X       on April 29, 1998 pursuant to paragraph (b)
        --------
                    60 days after filing pursuant to paragraph (a)(1)
        --------
                    on (date) pursuant to paragraph (a)(1)
        --------
                    75 days after filing pursuant to paragraph (a)(2)
        --------
                    on (date) pursuant to paragraph (a)(2) of Rule 485
        --------

If appropriate:

                    this post-effective amendment designates a new effective
        --------
                    date for a previously filed post-effective amendment

                      Title of Securities Being Registered
                      ------------------------------------
       Tax-Free New Jersey Fund A Class, Tax-Free New Jersey Fund B Class,
          Tax-Free New Jersey Fund C Class Tax-Free Ohio Fund A Class,
             Tax-Free Ohio Fund B Class, Tax-Free Ohio Fund C Class
     Tax-Free Pennsylvania Fund A Class, Tax-Free Pennsylvania Fund B Class,
                       Tax-Free Pennsylvania Fund C Class

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 41 to Registration File No. 2-57791 includes the following:

              1.     Facing Page

              2.     Contents Page

              3.     Cross-Reference Sheets

              4.     Part A - Prospectus

              5.     Part B - Statement of Additional Information

              6.     Part C - Other Information

              7.     Signatures

                              CROSS-REFERENCE SHEET
                                     PART A

Item No.    Description                                                                Location in Prospectus
--------    -----------                                                                ----------------------

     1      Cover Page...........................................................            Cover Page

     2      Synopsis.............................................................       Synopsis; Summary of
                                                                                              Expenses

     3      Condensed Financial Information......................................       Financial Highlights

     4      General Description of Registrant ...................................       Investment Objectives
                                                                                        and Policies; Shares;
                                                                                       Additional Information
                                                                                       on Investment Policies
                                                                                       and Risk Considerations

     5      Management of the Fund ..............................................      Management of the Funds

     6      Capital Stock and Other Securities ..................................     The Delaware Difference;
                                                                                    Dividends and Distributions;
                                                                                            Taxes; Shares

     7      Purchase of Securities Being Offered.................................         Cover; How to Buy
                                                                                       Shares; Calculation of
                                                                                       Offering Price and Net
                                                                                       Asset Value Per Share;
                                                                                       Management of the Funds

     8      Redemption or Repurchase.............................................        How to Buy Shares;
                                                                                       Redemption and Exchange

     9      Legal Proceedings....................................................               None



                        CROSS-REFERENCE SHEET
                               PART B

                                                                                                Location in Statement
Item No.    Description                                                                       of Additional Information
--------    -----------                                                                       -------------------------
    10      Cover Page...........................................................                       Cover

    11      Table of Contents....................................................                 Table of Contents

    12      General Information and History......................................                General Information

    13      Investment Objectives and Policies...................................               Investment Objectives
                                                                                                    and Policies

    14      Management of the Registrant.........................................               Officers and Trustees


    15      Control Persons and Principal Holders
            of Securities........................................................               Officers and Trustees

    16      Investment Advisory and Other Services...............................              Plans Under Rule 12b-1
                                                                                             (under Purchasing Shares);
                                                                                          Investment Management Agreements;
                                                                                           Officers and Trustees; General
                                                                                          Information; Financial Statements

    17      Brokerage Allocation.................................................                 Trading Practices
                                                                                                    and Brokerage

    18      Capital Stock and Other Securities...................................         Capitalization and Noncumulative
                                                                                         Voting (under General Information)

    19      Purchase, Redemption and Pricing of
            Securities Being Offered.............................................          Purchasing Shares; Determining
                                                                                         Offering Price and Net Asset Value;
                                                                                             Redemption and Repurchase;
                                                                                                 Exchange Privilege

    20      Tax Status...........................................................                       Taxes

    21      Underwriters ........................................................                 Purchasing Shares

    22      Calculation of Performance Data......................................              Performance Information

    23      Financial Statements.................................................               Financial Statements



                        CROSS REFERENCE SHEET

                               PART C


                                                              Location
Item No.    Description                                       in Part C
--------    ------------                                      ---------

    24      Financial Statements and Exhibits..........       Item 24

    25      Persons Controlled by or under Common
            Control with Registrant....................       Item 25

    26      Number of Holders of Securities............       Item 26

    27      Indemnification............................       Item 27

    28      Business and Other Connections of
            Investment Adviser.........................       Item 28

    29      Principal Underwriters.....................       Item 29

    30      Location of Accounts and Records...........       Item 30

    31      Management Services........................       Item 31

    32      Undertakings...............................       Item 32

Tax-Free Pennsylvania Fund                                PROSPECTUS
Tax-Free New Jersey Fund                                April 29,1998
Tax-Free Ohio Fund
A Class/B Class/C Class

       -----------------------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

                        For Prospectus and Performance:
                            Nationwide 800-523-4640


                       Information on Existing Accounts:
                              (SHAREHOLDERS ONLY)
                            Nationwide 800-523-1918


                                Dealer Services:
                             (BROKER/DEALERS ONLY)
                            Nationwide 800-362-7500


                   Representatives of Financial Institutions:
                            Nationwide 800-659-2265





     This Prospectus describes the shares of Tax-Free Pennsylvania Fund ("Pennsylvania Fund"), Tax-Free New Jersey Fund ("New Jersey Fund") and Tax-Free Ohio Fund ("Ohio Fund") (individually, a "Fund" and collectively, the "Funds") of Delaware Group State Tax-Free Income Trust (the "Trust") (formerly DMC Tax-Free Income Trust - Pennsylvania), a professionally-managed mutual fund of the series type. Pennsylvania Fund's objective is to seek a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with preservation of capital. New Jersey Fund's objective is to seek a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Ohio Fund's objective is to seek a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

     Each Fund offers Class A Shares, Class B Shares and Class C Shares (individually, a "Class" and collectively, the "Classes").

     This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. Each Fund's Statement of Additional Information ("Part B" of the Trust's registration statement), dated April 29, 1998, as it may be amended from time to time, contains additional information about each Fund and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Funds' financial statements appear in their Annual Report which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material we incorporated by reference and other information regarding registrants that electronically file with the SEC.

Table of Contents

COVER PAGE                                   HOW TO BUY SHARES
SYNOPSIS                                     REDEMPTION AND EXCHANGE
SUMMARY OF EXPENSES                          DIVIDENDS AND DISTRIBUTIONS
FINANCIAL HIGHLIGHTS                         TAXES
INVESTMENT OBJECTIVES AND POLICIES
 Suitability                                 CALCULATION OF OFFERING PRICE AND
 Investment Strategy and                      NET ASSET VALUE PER SHARE
  Risk Factors                               MANAGEMENT OF THE FUNDS
THE DELAWARE DIFFERENCE                      ADDITIONAL INFORMATION ON  INVESTMENT POLICIES AND
 Plans and Services                           RISK CONSIDERATIONS
CLASSES OF SHARES                            APPENDIX A -- DESCRIPTION OF  RATINGS



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

Synopsis

Investment Objectives
     Pennsylvania Fund -- The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with preservation of capital.

     New Jersey Fund --The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital.

     Ohio Fund -- The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital.

     Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. Up to 20% of each Fund's net assets may be invested in bonds, the income from which is subject to the federal alternative minimum tax.

     For further details, see Investment Objectives and Policies and Additional Information on Investment Policies and Risk Considerations.


Risk Factors and Special Considerations
     Each Fund is a nondiversified investment company under the Investment Company Act of 1940 (the "1940 Act") and may be subject to greater risks than if the Funds were diversified. See Diversification and Special Considerations Relating to Pennsylvania, New Jersey and Ohio Tax-Exempt Securities under Investment Objectives and Policies -- Investment Strategy and Risk Factors.


Investment Manager, Distributor and Transfer Agent
     Delaware Management Company (the "Manager") furnishes investment management services to each Fund, subject to the supervision and direction of the Trust's Board of Trustees. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor") is the national distributor for each Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for each Fund and for all of the other mutual funds in the Delaware Investments family.


     See Summary of Expenses and Management of the Funds for further information regarding the Manager and the fees payable under each Fund's Investment Management Agreement.



Sales Charges
     The price of Class A Shares includes a maximum front-end sales charge of 3.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated (subject to a contingent deferred sales charge ("Limited CDSC") of 1% if shares are redeemed within 12 months of purchase and if a dealer commission was paid in connection with such purchase). Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares are subject to annual 12b-1 Plan expenses which are assessed against Class B Shares for approximately eight years after purchase.

     The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     See Classes of Shares; and Distribution (12b-1) and Service under Management of the Funds.


Purchase Amounts
     Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.
     Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed the maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares, which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC. See How to Buy Shares.


Redemption and Exchange
     Class A Shares of each Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative -- Class A Shares under Classes of Shares.


     Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B Shares or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.


Open-End Investment Company
     The Trust is an open-end management investment company. Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act. The Trust was organized as a Pennsylvania business trust on November 23, 1976. See Shares under Management of the Funds.

Summary of
Expenses

     A general comparison of the sales arrangements and other expenses applicable to Class A Shares, Class B Shares and Class C Shares of the Fund follows:




                                                    Pennsylvania Fund                 New Jersey Fund
                                              Class A    Class B    Class C    Class A    Class B    Class C
      Shareholder Transaction Expenses         Shares     Shares     Shares     Shares     Shares     Shares
-------------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Maximum Sales Charge Imposed on
 Purchases (as a percentage of offering
 price) ...................................    3.75%      None       None       3.75%      None       None
Maximum Sales Charge Imposed on
 Reinvested Dividends (as a percentage
 of offering price) .......................    None       None       None       None       None       None
Maximum Contingent Deferred Sales
 Charge (as a percentage of original
 purchase price or redemption
 proceeds, whichever is lower)1 ...........    None       4.00%      1.00%      None       4.00%      1.00%
Redemption Fees2 ..........................    None       None       None       None       None       None


                                                        Ohio Fund
                                              Class A    Class B     Class C
      Shareholder Transaction Expenses         Shares     Shares     Shares
-------------------------------------------  ---------  ---------  ----------
Maximum Sales Charge Imposed on
 Purchases (as a percentage of offering
 price) ...................................    3.75%      None       None
Maximum Sales Charge Imposed on
 Reinvested Dividends (as a percentage
 of offering price) .......................    None       None       None
Maximum Contingent Deferred Sales
 Charge (as a percentage of original
 purchase price or redemption
 proceeds, whichever is lower)(1)..........    None       4.00%      1.00%
Redemption Fees(2).........................    None       None       None


(1) Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in this Prospectus from time to time. Class B Shares of each Fund are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares of each Fund are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; and Deferred Sales Charge Alternative -- Class B Shares, Level Sales Charge Alternative -- Class C Shares and Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Classes of Shares.
(2) CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.


        Annual Operating Expenses                   Pennsylvania Fund                       New Jersey Fund
           (as a percentage of               Class A     Class B      Class C     Class A       Class B       Class C
        average daily net assets)            Shares       Shares       Shares     Shares        Shares        Shares
-----------------------------------------  ----------  -----------  -----------  ------------  ------------  ------------
Management Fees (after voluntary waivers
 in the case of New Jersey and Ohio
 Funds) .................................  0.58%        0.58%        0.58%       0.00%(3)      0.00%(3)      0.00%(3)
12b-1 Plan Expenses (including service
 fees) ..................................  0.20%(4)(6)  1.00%(4)     1.00%(4)    0.25%(4)(5)   1.00%(4)      1.00%(4)
Other Operating Expenses (after voluntary
 payments in the case of New Jersey and
 Ohio Funds) ............................  0.16%        0.16%        0.16%       0.25%(3)      0.25%(3)      0.25%(3)
                                           ----         -------      -------     ------        ------        ------
Total Operating Expenses (after voluntary
 waivers and payments in the case of New
 Jersey and Ohio Funds) .................  0.94%        1.74%        1.74%       0.50%(3)      1.25%(3)      1.25%(3)
                                           ====         =======      =======     ======        ======        ======



        Annual Operating Expenses                         Ohio Fund
           (as a percentage of                Class A       Class B       Class C
        average daily net assets)             Shares        Shares        Shares
-----------------------------------------  ------------  ------------  ------------
Management Fees (after voluntary waivers
 in the case of New Jersey and Ohio
 Funds) .................................  0.00%(3)      0.00%(3)      0.00%(3)
12b-1 Plan Expenses (including service
 fees) ..................................  0.25%(4,5)    1.00%(4)      1.00%(4)
Other Operating Expenses (after voluntary
 payments in the case of New Jersey and
 Ohio Funds) ............................  0.25%(3)      0.25%(3)      0.25%(3)
                                           ------        ------        ------
Total Operating Expenses (after voluntary
 waivers and payments in the case of New
 Jersey and Ohio Funds) .................  0.50%(3)      1.25%(3)      1.25%(3)
                                           ======        ======        ======

(3) Other Operating Expenses and Total Operating Expenses of New Jersey Fund and Ohio Fund are based on estimated amounts for the first full fiscal year of the Classes, after giving effect to the voluntary expense waiver. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by New Jersey Fund and Ohio Fund and to pay certain expenses of that Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of a Fund, excluding each such Class' 12b-1 fees, do not exceed 0.25% through July 31, 1998. From the commencement of operations through January 21, 1998, commitments of waivers and payments by the Manager that were different from those currently in effect for each Fund were in place. The expense information has been restated to reflect current fees. See Management of the Funds. If the voluntary expense waivers and payments by the Manager were not in effect, it is estimated that for the first full year, the Total Operating Expenses, as a percentage of average daily net assets, would be 1.93%, 2.61% and 2.61%, respectively, for Class A Shares, Class B Shares and Class C Shares of Tax-Free New Jersey Fund, which would include Management Fees of 0.55% for each Class, and 1.93%, 2.61% and 2.61%, respectively, for Class A Shares, Class B Shares and Class C Shares of Tax-Free Ohio Fund, which would include Management Fees of 0.55% for each Class.
(4) Class A Shares, Class B Shares and Class C Shares of each Fund are subject to separate 12b-1 Plans. Long-term shareholders of the Classes may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds.
(5) The annual 12b-1 Plan expenses for Class A Shares have been set by the Board of Trustees at 0.25% of the average daily net assets of such Class, although the maximum annual 12b-1 Plan expenses permitted under the 12b-1 Plan for Class A Shares are 0.30% of the average daily net assets of such Class. See Distribution (12b-1) and Service under Management of the Funds.
(6) The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating Expenses of Class A Shares may vary because of the formula adopted by the Board of Trustees for use in calculating the 12b-1 Plan expenses for this Class beginning June 1, 1992, but the 12b-1 Plan expenses will not be more than 0.30% nor less than 0.10%. See Distribution (12b-1) and Service under Management of the Funds; and Plans Under Rule 12b-1 in Part B.

     Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. See Asset Planner in Part B.

     The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. For New Jersey Fund and Ohio Fund, the following example assumes the voluntary waiver of fees and payments of expenses by the Manager as discussed above.


Tax-Free Pennsylvania Fund




                                        Assuming Redemption                           Assuming No Redemption
                            1 year     3 years     5 years     10 years     1 year     3 years     5 years     10 years
                           --------   ---------   ---------   ----------   --------   ---------   ---------   ---------
Class A Shares .........     $47(1)      $66         $88         $149         $47        $66         $88        $149
Class B Shares .........     $58         $85         $114        $184(3)      $18        $55         $94        $184(3)
Class C Shares .........     $28         $55         $94         $205         $18        $55         $94        $205

Tax-Free New Jersey Fund




                                         Assuming Redemption                           Assuming No Redemption
                             1 year     3 years     5 years     10 years     1 year     3 years     5 years     10 years
                            --------   ---------   ---------   ----------   --------   ---------   ---------   ---------
Class A Shares ..........     $42(1)     $53        N/A          N/A          $42        $53        N/A          N/A
Class B Shares(2) .......     $53        $70        N/A          N/A          $13        $40        N/A          N/A
Class C Shares ..........     $23        $40        N/A          N/A          $13        $40        N/A          N/A

Tax-Free Ohio Fund




                                         Assuming Redemption                           Assuming No Redemption
                             1 year     3 years     5 years     10 years     1 year     3 years     5 years     10 years
                            --------   ---------   ---------   ----------   --------   ---------   ---------   ---------
Class A Shares ..........     $42(1)      $53        N/A          N/A          $42        $53        N/A          N/A
Class B Shares(2)........     $53         $70        N/A          N/A          $13        $40        N/A          N/A
Class C Shares ..........     $23         $40        N/A          N/A          $13        $40        N/A          N/A

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in this Prospectus.
(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.
(3) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of Class A Shares. See Automatic Conversion of Class B Shares under Classes of Shares in this Prospectus for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The purpose of the above tables is to assist the investor in understanding the various costs and expenses they will bear directly or indirectly in owning shares of each Fund.

Financial
Highlights

The following financial highlights are derived from the financial statements of Delaware Group State Tax-Free Income Trust -- Tax-Free Pennsylvania Fund, Tax-Free New Jersey Fund and Tax-Free Ohio Fund and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Funds' performance is contained in their Annual Report to shareholders. A copy of the Funds' Annual Report (including the report of Ernst & Young LLP) may be obtained from the Funds upon request at no charge. For the period October 20, 1997 through January 13, 1998, New Jersey Fund C Class sold shares which were subsequently redeemed by shareholders and as of February 28, 1998 there was one share outstanding. Ohio Fund B Class and Ohio Fund C Class sold no shares to public investors and as of February 28, 1998 each had one share outstanding. Share data for these Classes is excluded from the Financial Highlights because data is not believed to be meaningful.

                                                         Tax-Free Pennsylvania Fund
                                                               Class A Shares
                                        ------------------------------------------------------------
                                                                 Year Ended
                                          2/28/98(1)     2/28/97(1)      2/29/96(1)      2/28/95(1)
                                        -------------  -------------  ---------------  -------------
Net Asset Value, Beginning of
 Period ..............................    $  8.240       $  8.460        $   8.180       $  8.610
Income From Investment
 Operations
Net Investment Income ................       0.430          0.456            0.476          0.494

Net Realized and Unrealized Gain
 (Loss) on Investments ...............       0.193         (0.105)           0.330         (0.430)

  Total From Investment
   Operations ........................       0.623          0.351            0.806          0.064

Less Dividends and
 Distributions
Dividends from Net Investment
 Income ..............................      (0.430)        (0.456)          (0.476)        (0.494)

Distributions from Net Realized
 Gain (Loss) on Investment
 Transactions ........................      (0.013)        (0.115)          (0.050)        none
  Total Dividends and
   Distributions .....................      (0.443)        (0.571)          (0.526)        (0.494)

Net Asset Value, End of Period .......    $  8.420       $  8.240        $   8.460       $  8.180
                                          ========       ========        =========       ========
---------------
Total Return(2).......................        7.78%          4.35%           10.08%          0.91%
---------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted)                          $917,364       $954,258        $1,002,888      $976,313
Ratio of Expenses to Average Daily
 Net Assets ..........................        0.94%          0.91%             0.90%         0.90%
Ratio of Net Investment Income to
 Average Daily Net Assets ............        5.20%          5.52%             5.67%         6.03%
Portfolio Turnover Rate ..............          32%            27%              25%            18%


                                                                 Tax-Free Pennsylvania Fund
                                                                       Class A Shares
                                        -----------------------------------------------------------------------------
                                                                         Year Ended
                                          2/28/94(1)       2/28/93(1)       2/29/92        2/28/91        2/28/90
                                        ---------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period .     $   8.630       $  8.110       $  7.800       $  7.800       $  7.700
Income From Investment Operations
Net Investment Income ................         0.496          0.514          0.532          0.542          0.554

Net Realized and Unrealized Gain
 (Loss) on Investments ...............        (0.020)         0.520          0.310         none            0.100

  Total From Investment
   Operations ........................         0.476          1.034          0.842          0.542          0.654

Less Dividends and Distributions
Dividends from Net Investment
 Income ..............................        (0.496)        (0.514)        (0.532)        (0.542)        (0.554)

Distributions from Net Realized
 Gain (Loss) on Investment Transactions         none           none           none           none           none
  Total Dividends and Distributions ..        (0.496)        (0.514)        (0.532)        (0.542)        (0.554)

Net Asset Value, End of Period .......     $   8.610       $  8.630       $  8.110       $  7.800       $  7.800
                                           =========       ========       ========       ========       ========
---------------
Total Return(2) ......................          5.64%         13.20%         11.11%          7.24%          8.67%
---------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted)                          $1,026,903       $940,616       $766,625       $668,345       $613,223
Ratio of Expenses to Average Daily
 Net Assets ..........................          0.88%          0.83%          0.72%          0.72%          0.73%
Ratio of Net Investment Income to
 Average Daily Net Assets ............          5.70%          6.18%          6.65%          7.00%          7.03%
Portfolio Turnover Rate ..............            14%            11%             7%            31%            22%

                                          Tax-Free
                                         Pennsylvania
                                             Fund
                                        Class A Shares
                                        --------------
                                         Year Ended
                                           2/28/89
                                        -------------
Net Asset Value, Beginning of
 Period ..............................       $  7.730
Income From Investment
 Operations
Net Investment Income ................          0.554

Net Realized and Unrealized Gain
 (Loss) on Investments ...............         (0.030)

  Total From Investment
   Operations ........................          0.524

Less Dividends and
 Distributions
Dividends from Net Investment
 Income ..............................         (0.554)

Distributions from Net Realized
 Gain (Loss) on Investment
 Transactions ........................           none
  Total Dividends and
   Distributions .....................         (0.554)

Net Asset Value, End of Period .......       $  7.700
                                             ========
---------------
Total Return(2).......................           7.08%
---------------
Ratios/Supplemental Data
Net Assets, End of Period (000's omitted)    $534,287
Ratio of Expenses to Average Daily
 Net Assets ..........................           0.77%
Ratio of Net Investment Income to
 Average Daily Net Assets ............           7.24%
Portfolio Turnover Rate ..............              8%

-------------------
(1) Reflects 12b-1 distribution expenses beginning June 1, 1992.
(2) Does not reflect the current maximum sales charge of 3.75%, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value.

                                                           Tax-Free Pennsylvania Fund
                                                                 Class B Shares
                                           ----------------------------------------------------------
                                                                                            Period
                                                                                          5/2/94(1)
                                                           Year Ended                      through
                                              2/28/98        2/28/97        2/29/96        2/28/95
Net Asset Value, Beginning of Period ....    $   8.240      $   8.460      $   8.180      $   8.310
Income From Investment Operations
Net Investment Income ...................        0.370          0.390          0.408          0.353
Net Realized and Unrealized Gain (Loss)
 on Investments .........................        0.193         (0.105)         0.330         (0.130)

  Total From Investment Operations.......        0.563          0.285          0.738          0.223

Less Dividends and Distributions
Dividends from Net Investment Income.....       (0.370)        (0.390)        (0.408)        (0.353)
Distributions from Net Realized Gain
 (Loss) on Investment Transactions ......       (0.013)        (0.115)        (0.050)       none
  Total Dividends and Distributions .....       (0.383)        (0.505)        (0.458)        (0.353)

Net Asset Value, End of Period ..........    $   8.420      $   8.240      $   8.460      $   8.180
                                             =========      =========      =========      =========
-------------------
Total Return(2)..........................         6.92%          3.52%          9.19%          2.79%
-------------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) ........................    $  37,631      $  31,644      $  20,861      $  10,239
Ratio of Expenses to Average Daily Net
 Assets .................................         1.74%          1.71%          1.71%          1.73%
Ratio of Net Investment Income to Aver-
 age Daily Net Assets ...................         4.40%          4.72%          4.86%          5.20%
Portfolio Turnover Rate .................           32%            27%            25%            18%

                                                   Tax-Free Pennsylvania Fund
                                                         Class C Shares
                                           -------------------------------------------
                                                                             Period
                                                                           11/29/951
                                                    Year Ended              through
                                              2/28/98        2/28/97        2/29/96
Net Asset Value, Beginning of Period ....    $   8.240      $   8.460      $   8.510
Income From Investment Operations
Net Investment Income ...................        0.364          0.390          0.102
Net Realized and Unrealized Gain (Loss)
 on Investments .........................        0.193         (0.105)       none

  Total From Investment Operations.......        0.557          0.285          0.102

Less Dividends and Distributions
Dividends from Net Investment Income.....       (0.364)        (0.390)        (0.102)
Distributions from Net Realized Gain
 (Loss) on Investment Transactions ......       (0.013)        (0.115)        (0.050)
  Total Dividends and Distributions .....       (0.377)        (0.505)        (0.152)

Net Asset Value, End of Period ..........    $   8.420      $   8.240      $   8.460
                                             =========      =========      =========
-------------------
Total Return(2)..........................         6.92%          3.52%          1.19%
-------------------
Ratios/Supplemental Data
Net Assets, End of Period
 (000's omitted) ........................    $   2,569      $   1,181      $     123
Ratio of Expenses to Average Daily Net
 Assets .................................         1.74%          1.71%          1.71%
Ratio of Net Investment Income to Aver-
 age Daily Net Assets ...................         4.40%          4.72%          4.86%
Portfolio Turnover Rate .................          32%             27%            25%

-----------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) Does not reflect the CDSC which varies from 1% to 4% depending upon holding period for Class B Shares and 1% for Class C Shares. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

                                                                                                 Tax-Free New Jersey Fund
                                                                                             Class A Shares    Class B Shares
                                                                                            ----------------  ----------------
                                                                                                 Period            Period
                                                                                                 9/3/97(1)         9/3/97(1)
                                                                                                 through           through
                                                                                                 2/28/98           2/28/98
Net Asset Value, Beginning of Period .....................................................     $   5.500         $   5.500
Income from Investment Operations
Net Investment Income ....................................................................         0.115             0.070
Net Realized and Unrealized Gain (Loss) on Investments ...................................         0.200             0.199
                                                                                               ---------         ---------
  Total from Investment Operations .......................................................         0.315             0.269
                                                                                               ---------         ---------
Less Dividends and Distributions
Dividends from Net Investment Income .....................................................        (0.115)           (0.069)
Distributions from Net Realized Gain on Investment Transactions ..........................       none              none
  Total Dividends and Distributions ......................................................        (0.115)           (0.069)
                                                                                               ---------         ---------
Net Asset Value, End of Period ...........................................................     $   5.700         $   5.700
                                                                                               =========         =========
-------------------
Total Return(2)...........................................................................          5.77%(3)          4.90%(3)
-------------------
Ratios and Supplemental Data
Net Assets, End of Period (000's omitted) ................................................     $   1,141         $     146
Ratio of Expenses to Average Daily Net Assets ............................................          0.88%             1.56%
Ratio of Expenses to Average Daily Net Assets Prior to Expense Limitation ................          1.93%             2.61%
Ratio of Net Investment Income to Average Daily Net Assets ...............................          4.23%             3.63%
Ratio of Net Investment Income to Average Daily Net Assets Prior to Expense Limitation....          3.18%             2.58%
Portfolio Turnover .......................................................................            47%               47%


                                                                                             Tax-Free Ohio Fund
                                                                                               Class A Shares
                                                                                            --------------------
                                                                                                   Period
                                                                                                  9/3/97(1)
                                                                                                   through
                                                                                                   2/28/98
Net Asset Value, Beginning of Period .....................................................       $   5.500
Income from Investment Operations
Net Investment Income ....................................................................           0.120
Net Realized and Unrealized Gain (Loss) on Investments ...................................           0.230
                                                                                                 ---------
  Total from Investment Operations .......................................................           0.350
                                                                                                 ---------
Less Dividends and Distributions
Dividends from Net Investment Income .....................................................          (0.120)
Distributions from Net Realized Gain on Investment Transactions ..........................            none
  Total Dividends and Distributions ......................................................          (0.120)
                                                                                                 ---------
Net Asset Value, End of Period ...........................................................       $   5.730
                                                                                                 =========
-------------------
Total Return(2)...........................................................................            6.41%(3)
-------------------
Ratios and Supplemental Data
Net Assets, End of Period (000's omitted) ................................................       $   1,201
Ratio of Expenses to Average Daily Net Assets ............................................            0.88%
Ratio of Expenses to Average Daily Net Assets Prior to Expense Limitation ................            1.93%
Ratio of Net Investment Income to Average Daily Net Assets ...............................            4.38%
Ratio of Net Investment Income to Average Daily Net Assets Prior to Expense Limitation....            3.33%
Portfolio Turnover .......................................................................              66%

-----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Total return does not reflect the maximum sales charge of 3.75% nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase of Class A Shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value. Does not reflect the CDSC which varies from 1-4% depending upon the holding period for Class B Shares. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares.
(3) Total return reflects the voluntary waiver and payment of fees by the Manager as discussed above.

Investment Objectives and Policies
     The objective of Pennsylvania Fund is to seek as high a level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. The Fund will invest primarily in municipal bonds and notes that are exempt from federal and Pennsylvania income taxes.

     The objective of New Jersey Fund is to seek as high a level of current interest income exempt from federal income tax and certain New Jersey state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. The Fund will invest primarily in municipal bonds and notes that are exempt from federal and New Jersey income taxes.

     The objective of Ohio Fund is to seek as high a level of current interest income exempt from federal income tax and certain Ohio state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. The Fund will invest primarily in municipal bonds and notes that are exempt from federal and Ohio income taxes.

     The objective of each Fund cannot be changed without shareholder approval.

     Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. The Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years. The Manager will attempt to adjust the maturity structure of the portfolio to provide a high level of tax-exempt income consistent with preservation of capital.


SUITABILITY
     Each Fund may be suitable for the longer-term investor who is a resident subject to, as applicable, Pennsylvania, New Jersey or Ohio income tax. The investor should be willing to accept the risks of investment in municipal bonds in general and, as applicable, Pennsylvania, New Jersey or Ohio bonds in particular. The net asset value of each Fund's shares can generally be expected to fluctuate inversely to changes in interest rates.

     The risks associated with an investment in each Fund are discussed below under Investment Strategy and Risk Factors. The risks inherent in an investment in a fund that invests in obligations of a specific state, such as the Funds, are described below under Diversification and Special Considerations Relating to Pennsylvania, New Jersey and Ohio Tax-Exempt Securities.

                                    * *  *
     Ownership of shares of the Funds can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Funds invest.

     An investor should not consider a purchase of shares of a Fund as equivalent to a complete investment program. Delaware Investments offers funds, generally available through registered dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY AND RISK FACTORS


Tax-Exempt Investments
     Pennsylvania Fund--The Fund invests primarily in municipal securities paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal and Pennsylvania income taxes. These securities include debt obligations of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities and instrumentalities and also other qualifying issuers such as Puerto Rico and the Virgin Islands.

     The Fund will, as a fundamental policy, invest at least 80% of its net assets in the types of tax-exempt securities listed above. Many of the securities in which the Fund invests generate income that is exempt from Pennsylvania state or local income taxes. In order to obtain the tax benefit of these securities for pass-through to shareholders, the Fund will invest in securities for income rather than trading for profit. However, the Fund may sell securities held in its portfolio and, as a result, realize capital gain or loss, in order to reinvest the earnings from portfolio securities in like securities and eliminate investments not consistent with the preservation of the capital or the tax status of the Fund; honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; eliminate unsafe investments; or defray normal administrative expenses. The Fund will generally not exceed a portfolio turnover rate of 100%.

     New Jersey Fund--The Fund invests primarily in municipal securities paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal and New Jersey income taxes. These securities include debt obligations of the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities and also other qualifying issuers such as Puerto Rico and the Virgin Islands.

     The Fund will, as a fundamental policy, invest at least 80% of its net assets in the types of tax-exempt securities listed above. Many of the securities in which the Fund invests generate income that is exempt from New Jersey state or local income taxes. In order to obtain the tax benefit of these securities for pass-through to shareholders, the Fund will invest in securities for income rather than trading for profit. However, the Fund may sell securities held in its portfolio and, as a result, realize capital gain or loss, in order to reinvest the earnings from portfolio securities in like securities and eliminate investments not consistent with the preservation of the capital or the tax status of the Fund; honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; eliminate unsafe investments; or defray normal administrative expenses. The Fund will generally not exceed a portfolio turnover rate of 100%.

     Ohio Fund--The Fund invests primarily in municipal securities paying interest income which, in the opinion of the bond issuer's counsel, is exempt from federal and Ohio income taxes. These securities include debt obligations of the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and also other qualifying issuers such as Puerto Rico and the Virgin Islands.

     The Fund will, as a fundamental policy, invest at least 80% of its net assets in the types of tax-exempt securities listed above. Many of the securities in which the Fund invests generate income that is exempt from Ohio state or local income taxes. In order to obtain the tax benefit of these securities for pass-through to shareholders, the Fund will invest in securities for income rather than trading for profit. However, the Fund may sell securities held in its portfolio and, as a result, realize capital gain or loss, in order to reinvest the earnings from portfolio securities in like securities and eliminate investments not consistent with the preservation of the capital or the tax status of the Fund; honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases; eliminate unsafe investments; or defray normal administrative expenses. The Fund will generally not exceed a portfolio turnover rate of 100%.

                                     * * *

     Each Fund may invest up to 20% of its net assets in bonds the income from which is subject to the federal alternative minimum tax. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations (commonly referred to as "private activity" or "private purpose" bonds) is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax. For more information on the alternative minimum tax, see Private Purpose Bonds under Other Considerations, below.


Quality Restrictions
     Each Fund intends to invest at least 80% of its net assets in debt obligations that are rated in the top four grades by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") or Fitch IBCA, Inc. (formerly Fitch Investors Service, L.P.) ("Fitch") at the time of purchase. Each Fund may include in that 80% portion securities that have not been rated, but which in the opinion of the Manager are comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. Each Fund may invest up to 20% of its net assets in securities with a rating lower than the top four grades and in comparable unrated securities. These securities, commonly known as "junk bonds," are speculative and may involve greater risks and have higher yields. See High Yield, High Risk Securities under Additional Information on Investment Policies and Risk Considerations; and Appendix A - Description of Ratings for descriptions of Moody's, S&P and Fitch ratings.


Diversification
     Each Fund is a nondiversified investment company. This means that the Manager has the flexibility to invest as much as 50% of a Fund's assets in as few as two issuers provided no single issuer accounts for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of the Fund's assets is invested in the securities of a single issuer. Each Fund may invest without limitation in U.S. government and government agency securities backed by the U.S. government, its agencies or instrumentalities. Because a Fund may invest its assets in fewer issuers, the value of Fund shares may increase or decrease more rapidly than if a Fund were fully diversified. If a Fund were to invest more than 5% of its assets in a single issuer, such Fund would be affected more than a fully-diversified fund in the event that issuer encountered difficulties in satisfying its financial obligations.

Concentration
     Each Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, New Jersey Fund and Ohio Fund may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental issuer. Neither Fund will, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

     Percentage limitations outlined above are determined at the time an investment is made.


Other Considerations
     Each Fund may invest without limit in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes, as well as variable and floating rate demand obligations. New Jersey Fund and Ohio Fund may also invest without limit in advance refunded bonds. Advanced refunded bonds and variable rate obligations are described more fully under Additional Information on Investment Policies and Risk Considerations.

     Under abnormal conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These would include instruments of the U.S. government, its agencies and instrumentalities.

     Each Fund may invest in both "general obligation" and "revenue" bonds, the two principal classifications of municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds, in most cases, are revenue bonds and do not generally carry the pledge of credit of the issuing municipality. See Municipal Bonds under Investment Objectives and Policies in Part B.

Municipal Bond Insurance
     Various municipal issuers may obtain insurance for their obligations. At different times a substantial portion of a Fund's portfolio may consist of municipal bonds that are insured by a single insurance company. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. There is no assurance that the insurance company will meet its obligations. The Manager does not evaluate the creditworthiness of a private insurer. But the Manager focuses first on the creditworthiness of the actual issuer and its ability to pay interest and principal. Because insured obligations are typically rated in the top grades by Moody's and S&P, they will usually qualify for investment under the ratings standards of each Fund described above. Similar insurance is available to each Fund for uninsured obligations, and each Fund may acquire such obligations and purchase such insurance directly, but only if that would result in a comparable benefit to the Fund from such a security. Municipal bond insurance is discussed more fully in Part B.

Private Purpose Bonds
     The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend on the issuer's compliance with specific requirements after the bonds are issued.

     If a Fund invests in newly-issued "private purpose" bonds, a portion of that Fund's distributions would be subject to the federal alternative minimum tax applicable to certain shareholders. A Fund may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

When-Issued Securities
     Each Fund may invest in "when-issued securities." When-issued securities involve commitments to buy a new issue with settlement up to 45 days later. During the time between the commitment and settlement a Fund does not accrue interest, but the market value may fluctuate. This can result in a Fund's share value increasing or decreasing above or below the purchase price to which the Fund has committed. If a Fund invests in securities of this type, it will maintain a segregated account to pay for them and mark them to market daily.



Municipal Leases
     Each Fund may also invest in municipal lease obligations primarily through certificates of participation ("COPs") which are described more fully under Additional Information on Investment Policies and Risk Considerations. As with its other investments, each Fund expects that its investments in municipal lease obligations will consist of such obligations which are exempt from regular federal income taxes.


Repurchase Agreements, Restricted Securities, Borrowing
     Each Fund may invest in repurchase agreements, which are described more fully in Part B, and restricted securities, which are described more fully under Additional Information on Investment Policies and Risk Considerations.

     While each Fund is permitted to borrow money and invest in repurchase agreements, the Funds normally do not do so. As a temporary measure for extraordinary purposes, New Jersey Fund and Ohio Fund may borrow up to 10% of the value of its assets. A Fund will not normally purchase investment securities while it has an outstanding borrowing.



Options and Futures
     New Jersey Fund and Ohio Fund have the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility and, in connection with futures transactions, will maintain certain collateral in special accounts established by futures commission merchants in the care of The Chase Manhattan Bank ("the Custodian Bank"). While a Fund does not engage in options and futures for speculative purposes, there are risks that result from the use of these instruments by the Fund, and an investor should carefully review the descriptions of such in this Prospectus. Certain options and futures may be considered to be derivative securities. The Funds are not registered as commodity pool operators nor is the Manager registered as a commodities trading adviser, in reliance upon various exemptive rules.

     Pennsylvania Fund may invest in futures contracts and options on such futures contracts to the extent that investment in these securities, when combined with inverse floaters and below investment grade securities, do not exceed 20% of the Fund's total assets. Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for by the contract at a specified price during a specified future month.

     See Options and Futures under Additional Information on Investment Policies and Risk Considerations.


Inverse Floaters

     New Jersey and Ohio Fund may invest up to 10% of its respective assets in inverse floaters which may be considered to be derivative securities. Pennsylvania Fund may invest in inverse floaters to the extent that investments in these securities, when combined with futures contracts and options on futures contracts and below investment grade securities, do not exceed 20% of the Fund's total assets. The interest rates attributable to inverse floaters typically move in the opposite direction to short-term interest rates at an accelerated speed. This may cause rapid fluctuations in the value of such securities. See Inverse Floaters under Additional Information on Investment Policies and Risk Considerations.


Zero-Coupon Bonds
     New Jersey Fund and Ohio Fund may also invest in zero-coupon bonds which do not entitle a Fund to payment of interest until maturity or a specified date. See Zero-Coupon Bonds under Additional Information on Investment Policies and Risk Considerations.


Derivative Tax Exempt Obligations
     New Jersey Fund and Ohio Fund may invest in Derivative Tax Exempt Obligations which are described more fully under Additional Information on Investment Policies and Risk Considerations.

Special Considerations Relating to Pennsylvania, New Jersey and Ohio Tax-Exempt Securities
     Pennsylvania Fund--The Fund concentrates its investments in the Commonwealth of Pennsylvania. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Pennsylvania tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the Commonwealth of Pennsylvania.

     Pennsylvania and certain of its counties, cities, school districts and public bodies (most notably the City of Philadelphia) have in the recent past encountered financial difficulties which have adversely affected their respective credit standings. Federal budget cuts have placed additional financial burdens on state and local governments. Such difficulties could affect outstanding obligations of such entities, including obligations held by the Fund. Financial conditions in Pennsylvania during the early 1990s were distinguished by slow economic growth and expansion of costs of certain governmental programs. Pennsylvania had been historically identified as a heavy industry state. That reputation has changed over the last thirty years as the coal, steel and railroad industries and Pennsylvania's business environment readjusted to reflect a more diversified industrial base. This economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical and health services, education and financial institutions. Economic conditions improved with improvements in the national economy in the mid-1990s. The Fund monitors these developments and takes them into consideration in managing its portfolio.

     New Jersey Fund--The Fund concentrates its investments in the State of New Jersey. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect New Jersey tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of New Jersey.

     New Jersey as well as the rest of the Northeast slipped into an economic slowdown and then a recession which officially began in July 1990. Economic growth in New Jersey has continued at a moderate rate since a rapid recovery which occurred in 1994. New Jersey's recovery is in its sixth year and appears to be sustainable now that the national economy has "soft landed." While growth is likely to be slower than in the nation, reasons for cautious optimism in New Jersey include increasing employment levels, a low jobless rate, and a higher-than-national level of per capita personal income. However, inflation, a loss of consumer confidence or labor supply constraints could adversely affect New Jersey's economy. Also, Federal budget cuts have placed additional financial burdens on state and local governments. Such difficulties could affect outstanding obligations of the State of New Jersey and its local governments, including obligations held by the Fund. The Fund monitors these developments and takes them into consideration in managing its portfolio.

     Ohio Fund--The Fund concentrates its investments in the State of Ohio. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Ohio tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of Ohio.

     Economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Also, federal budget cuts have placed financial burdens on state and local governments. In Ohio, state and national fiscal uncertainties during the fiscal years 1991 through 1993 required several executive and legislative measures to address anticipated shortfalls in revenue and increases in expenditures. However, no measures relating to expenditures were applied to appropriations needed for debt service on or lease payments relating to any State obligations. The Fund monitors these developments and takes them into consideration in managing its portfolio.

     See Part B for a more detailed discussion of the risks attendant to New Jersey, Ohio and Pennsylvania obligations.

                                     * * *

     Part B sets forth other more specific investment restrictions. A brief discussion of those factors that materially affected each Fund's performance during its most recently completed fiscal year appears in the Funds' Annual Report.

The Delaware
Difference

PLANS AND SERVICES
     The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Investments family.


SHAREHOLDER PHONE DIRECTORY

Investor Information Center
     800-523-4640
      Fund Information; Literature; Price; Yield and Performance Figures

Shareholder Service Center
     800-523-1918
       Information on Existing Regular Investment Accounts; Wire Investments;
        Wire Liquidations; Telephone Liquidations and Telephone Exchanges

Delaphone
     800-362-FUND
     (800-362-3863)

Performance Information
     During business hours, you can call the Investor Information Center for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annualized basis over a 30-day period.


Shareholder Services
     During business hours, you can call Delaware Investments' Shareholder Service Center. The representatives can answer any questions about your account, the Funds, the various service features and other funds in the Delaware Investments family.


Delaphone Service
     Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds in the Delaware Investments family. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
     You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.


Duplicate Confirmations
     If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Dividend Payments
     Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Investments fund with a different investment objective, subject to certain exceptions and limitations.

     For more information, see Additional Methods of Adding to Your Investment -- Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.


MoneyLineSM Services
     Delaware Investments offers the following services for fast and convenient transfer of funds between your personal bank account and your Fund account.

1. MoneyLineSM Direct Deposit Service
     If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLineSM Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange.


2. MoneyLineSM On Demand
     You or your investment dealer may request purchases and redemptions of Fund shares by phone using MoneyLineSM On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) or deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLineSM On Demand transactions.

     For each MoneyLineSM Service, it may take up to four business days for the transactions to be completed. You can initiate either service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any MoneyLineSM Service; however, your bank may charge a fee. Please call the Shareholder Service Center for additional information about these services.


Right of Accumulation
     With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Investments family. See Classes of Shares.


Letter of Intention
     The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of fund shares available from the Delaware Investments family over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
     The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.


Exchange Privilege
     The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds in the Delaware Investments family, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares; and Redemption and Exchange.



Wealth Builder Option
     You may elect to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of the Funds. See Additional Methods of Adding to Your Investment -- Wealth Builder Option and Investing by Exchange under How to Buy Shares; and Redemption and Exchange.



Financial Information about the Fund
     Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. The Trust's fiscal year ends on the last day of February.

Classes of
Shares

Alternative Purchase Arrangements
     Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").
     Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% for New Jersey and Ohio Funds pursuant to Board action) of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative -- Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; and Distribution (12b-1) and Service under Management of the Funds.
     Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares of a Fund automatically will be converted into Class A Shares of that Fund and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% (currently, no more than 0.25% for New Jersey and Ohio Funds pursuant to Board action) for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

     Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

     The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the Fund's Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.


     For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Funds.

     Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.
     The NASD has adopted certain rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.


Front-End Sales Charge Alternative -- Class A Shares
     Class A Shares may be purchased at the offering price which reflects a maximum front-end sales charge of 3.75%. See Calculation of Offering Price and Net Asset Value Per Share.

     Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.



                                        Class A Shares
----------------------------------------------------------------------------------------------
                                                                                   Dealer's
                                                                                 Commission(1)
                              Front-End Sales Charge as % of                        as % of
                            Offering                    Amount                     Offering
   Amount of Purchase         Price                    Invested                      Price
------------------------   ----------                -----------                --------------
                                         Pennsyl-        New
                                         vania(2)     Jersey(2)      Ohio(2)
Less than $100,000         3.75%        3.92%        3.86%         3.84%        3.25%
$100,000 but under
$250,000                   3.00         3.09         3.16          3.14         2.50
$250,000 but under
$500,000                   2.50         2.61         2.63          2.62         2.00
$500,000 but under
$1,000,000(3)              2.00         2.02         2.11          2.09         1.75

(1) Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
(2) Based on the net asset value per share of Class A Shares as of the end of the Fund's most recent fiscal year.
(3) There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.


--------------------------------------------------------------------------------
A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on the Delaware Investment family's products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933 (the
"1933 Act").
--------------------------------------------------------------------------------

     For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:



                                      Dealer's Commission
                                      (as a percentage of
Amount of Purchase                     amount purchased)
----------------------------------   --------------------
Up to $2 million                              1.00%
Next $1 million up to $3 million              0.75
Next $2 million up to $5 million              0.50
Amount over $5 million                        0.25


     For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other funds available from the Delaware Investments family as to which a Limited CDSC applies may be aggregated with those of Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

     An exchange from other funds available from the Delaware Investments family will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.


     Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.



Combined Purchases Privilege
     By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a Fund and shares of the other funds available from the Delaware Investments family, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other fund holdings in the Delaware Investments family. Assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other fund holdings in the Delaware Investments family. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a fund available from the Delaware Investments family that does carry a front-end sales charge or CDSC.


     This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

     It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

     Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative -- Class A Shares, above.


Buying Class A Shares at Net Asset Value
     Class A Shares of each Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

     Purchases of Class A Shares may be made at net asset value by current and former officers, trustees and employees (and members of their families) of the Manager, any affiliate, any of the funds available from the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

     Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds available from the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

     Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds available from the Delaware Investments family at net asset value.

     A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Deferred Sales Charge Alternative -- Class B Shares
     Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

      Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after exchange. Such CDSC schedule may be higher than the CDSC schedule relating to Class B Shares acquired as a result of the exchange. See Redemption and Exchange.


Automatic Conversion of Class B Shares
     Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

     All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative -- Class C Shares

     Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

     Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.


Contingent Deferred Sales Charge -- Class B Shares and Class C Shares
     Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another fund in the Delaware Investments family. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

     The following table sets forth the rates of the CDSC for Class B Shares of each Fund:




                               Contingent Deferred
                               Sales Charge (as a
                                  Percentage of
                                  Dollar Amount
Year After Purchase Made       Subject to Charge)
---------------------------   --------------------
  0-2                                4%
  3-4                                3%
  5                                  2%
  6                                  1%
  7 and thereafter                   None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% for New Jersey and Ohio Funds pursuant to Board action) of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

     All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

     The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares under Redemption and Exchange.


Other Payments to Dealers -- Class A Shares, Class B Shares and Class C Shares
     From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds available from the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

     Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of fund shares available from the Delaware Investments family, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the SEC. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

How to
Buy Shares

Purchase Amounts
     Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25.

     There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC.


Investing through Your Investment Dealer
     You can make a purchase of shares of each Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application must be completed, signed and sent with a check payable to the specific Fund and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from the Trust. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


Investing by Wire
     You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Fund and Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application to the specific Fund and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.



Investing by Exchange
     If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privilege.

     Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds available from the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund available from the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other funds in the Delaware Investments family. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other funds in the Delaware Investments family. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

     Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


Additional Methods of Adding to Your Investment
     Call the Shareholder Service Center for more information if you wish to use the following services:


1. Automatic Investing Plan
     The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize the Trust to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

2. Direct Deposit
     You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). Each Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                     * * *
     Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, the Trust has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


3. MoneyLineSM On Demand
     Through the MoneyLineSM On Demand service, you or your investment dealer may call a Fund to request a transfer of funds from your predesignated bank account to your Fund account. See MoneyLineSM Services under The Delaware Difference for additional information about this service.

4. Wealth Builder Option

     You can use the Wealth Builder Option to invest in a Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. You also may elect to invest in other mutual funds available from the Delaware Investments family through the Wealth Builder Option through exchanges from your Fund account.

     Under this automatic exchange program, you can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from your account in one or more funds available from the Delaware Investments family and invested automatically into any other account in a mutual fund available from the Delaware Investments family that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

5. Dividend Reinvestment Plan
     You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your account. Or, you may invest your distributions in certain other funds available from the Delaware Investments family, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

     Reinvestments of distributions into Class A Shares of a Fund or of other funds available from the Delaware Investments family are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other funds in the Delaware Investments family or into Class C Shares of a Fund or of other funds in the Delaware Investments family are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

     Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund available from the Delaware Investments family, including the Funds. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of funds available from the Delaware Investments family which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds available from the Delaware Investments family which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

Purchase Price and Effective Date
     The offering price and net asset value of Class A Shares, Class B Shares and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


     The effective date of a purchase made through an investment dealer is the date the order is received by a Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase

     Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

Redemption and Exchange

     You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other tax-advantaged funds, equity funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Investments family will best meet your changing objectives and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.


     All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

     Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. Redemption or exchange requests received in good order after the time the offering price of shares is determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

     Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds available from the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.

     Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Funds or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

     All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Fund or its agent.


Written Redemption
     You can write to a Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.


Written Exchange
     You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund available from the Delaware Investments family subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
     To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

     The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
     The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.


Telephone Redemption--Proceeds to Your Bank
     Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.


MoneyLineSM on Demand
     Through the MoneyLineSM On Demand service, you or your investment dealer may call a Fund to request a transfer of funds from your Fund account to your predesignated bank account. See MoneyLineSM Services under The Delaware Difference for additional information about this service.


Telephone Exchange
     The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds available from the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
     This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it provides them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLineSM Direct Deposit Service. Through the MoneyLineSM Direct Deposit Service, it may take up to four business days for the transaction to be completed. There are no separate fees for this redemption method. See MoneyLineSM Services under The Delaware Difference for more information about this service.


                                     * * *
     Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

     Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission has been paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

     The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares, below.

     For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
     A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.


     The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another fund in the Delaware Investments family and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

     Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another fund in the Delaware Investments family will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

     In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.


Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares

     The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares


     The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Internal Revenue Code of 1986, as amended (the "Code")) of all registered owners occurring after the purchase of the shares being redeemed.

     The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

     In addition, the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

Dividends and Distributions

     Dividends are declared daily and paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Any distributions from net realized securities profits will be distributed annually in the quarter following the close of the fiscal year.

     Purchases of shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying the Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

     Each business day, the Funds declare a dividend to all shareholders of record at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.


     Each Class of each Fund will share proportionately in the investment income and expenses of that Fund, except that the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B Shares and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

     Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine DirectSM Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See MoneyLineSM Services under The Delaware Difference for more information about this service.

Taxes

     The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Funds.


     On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Funds and their distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

     Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the source of its income and diversification of its assets. Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any.


     Each Fund intends to invest a sufficient portion of its assets in municipal bonds and notes so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends distributed to shareholders are excluded from a shareholder's gross income for federal tax purposes. A portion of a Fund's dividends may, however, be derived from income on "private activity" municipal bonds and therefore may be a preference item under federal tax law and subject to the federal alternative minimum tax.

     To the extent dividends are derived from taxable income on temporary investments or short-term capital gains, they are treated as ordinary income, whether received in cash or in additional shares. In addition, gain from the disposition of a tax-exempt bond that was acquired after April 30, 1993 for a price less than the principal amount of the bond is taxable to shareholders as ordinary income to the extent of the accrued market discount. No portion of a Fund's distributions will be eligible for the dividends-received deduction for corporations.


     Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in that Fund. The Funds do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution, a portion of the investment will be returned as taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
     The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's securities were sold and how long they were held by that Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

     The Trust will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

     Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between a Fund and any other fund available from the Delaware Investments family. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares and will be disallowed to the extent of exempt-interest dividends paid with respect to such shares. All or a portion of the sales charge incurred in acquiring a Fund's shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund available from the Delaware Investments family and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


     Exempt-interest dividends paid by a Fund, although exempt from regular federal income tax in the hands of a shareholder, are includable in the tax base for determining the extent to which a shareholder's Social Security benefits would be subject to federal income tax. Shareholders are required to disclose their receipt of tax-exempt interest on their federal income tax returns.

     The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

     Each year, the Trust will mail to you information on the tax status of your Fund's dividends and distributions.

     The Trust is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     See Taxes in Part B for additional information on tax matters relating to each Fund and its shareholders.


Pennsylvania Fund
     Distributions received from the Fund that are derived from interest from Pennsylvania state and municipal obligations and other qualifying obligations, and U.S. government obligations, if any, will be exempt from Pennsylvania personal income tax. Should the Fund invest in municipal bonds other than those issued by Pennsylvania or other exempt issuers, the income distributed from these investments may be subject to Pennsylvania personal income tax. Shareholders of the Fund will receive notification from the Fund annually as to the taxability of such distributions in Pennsylvania. For shareholders who are residents of Philadelphia, distributions that are derived from interest on Pennsylvania state and municipal obligations and other qualifying obligations, and U.S. government obligations, if any, will be exempt from Philadelphia School District income tax. Distributions designated as capital gain dividends for federal income tax purposes will also be exempt from the Philadelphia School District income tax. Shares of the Fund will be exempt from Pennsylvania county personal property tax.

New Jersey Fund
     The Fund has qualified as a "qualified investment fund" under the New Jersey gross income tax law except when investing for defensive purposes under certain circumstances. As long as the Fund is a qualified investment fund, distributions received from the Fund that are derived from interest or net gains from New Jersey state and municipal tax-exempt securities will be exempt from the New Jersey gross income tax. The exemption from the New Jersey gross income tax will also extend to distributions derived from interest or net gains from obligations of the United States, its territories and certain of its agencies and instrumentalities which pay interest free from state or local taxation under any laws of New Jersey or under the Constitution or other laws of the United States. Gains resulting from the redemption or sale of shares of the Fund will also be exempt from New Jersey gross income tax.

     In order to be a qualified investment fund, the Fund will have no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables) and financial options, futures, forward contracts or certain other similar instruments related to interest-bearing obligations issued at a discount or bond indexes related thereto. In addition, at least 80% of the aggregate principal amount of the Fund's investments at the end of each calendar quarter will consist of the exempt obligations referred to above. If the Fund fails to be a qualified investment fund, as a result of employing alternative investment strategies or otherwise, none of its distributions for the entire taxable year will qualify for tax-exempt status under New Jersey law.

     For New Jersey gross income tax purposes, distributions derived by the fund from income or net gains on investments other than tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities (as described above) will be taxable as ordinary income, whether paid in cash or reinvested in additional shares.

     On February 21, 1997, the New Jersey Tax Court ruled that distributions derived from interest on U.S. government obligations cannot be subjected to New Jersey taxation irrespective of whether a fund meets the 80% test described above. As a result of the ruling, New Jersey could be forced to pay substantial amounts in refunds to state residents who are mutual fund investors.


Ohio Fund
     Distributions received from the Fund are exempt from Ohio personal income tax and school district and municipal income taxes in Ohio to the extent they are properly attributable to interest on obligations issued by the State of Ohio, political subdivisions thereof, or agencies or instrumentalities thereof ("Ohio Obligations"), provided that the Fund continues to qualify as a regulated investment company for federal income tax purposes and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions. It is assumed for purposes of this discussion of Ohio taxation that these requirements are satisfied. All distributions received from the Fund are excluded from the net income base of the Ohio corporation franchise tax to the extent that they (a) are properly attributable to interest on Ohio Obligations, or (b) represent exempt-interest dividends for federal income tax purposes. The Fund's shares will be included in a shareholder's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis.

     Distributions of capital gain received from the Fund will be exempt from Ohio personal income tax and school district and municipal income taxes in Ohio and will be excluded from the net income base of the Ohio corporation franchise tax, in each case to the extent that such distributions are properly attributable to profit made on the sale, exchange or other disposition by the Fund of Ohio Obligations.

     Distributions properly attributable to interest on obligations of the United States or of any authority, commission, or instrumentality of the United States or obligations of Puerto Rico, the Virgin Islands, or Guam or their authorities or instrumentalities ("Territorial Obligations") will be exempt from Ohio personal income tax and school district and municipal income taxes in Ohio, and, provided, in the case of interest on Territorial Obligations, such interest is excluded from gross income for federal income tax purposes, are excluded from the net income base of the Ohio corporation franchise tax.

Calculation of Offering Price and Net Asset Value Per Share


     The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced at fair value by an independent pricing service using methods approved by the Trust's Board of Trustees. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by the Trust's Board of Trustees. See Offering Price in Part B.

     Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

     The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

     The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in that Fund represented by the value of shares of such Classes, except that shares of the Classes will bear only those 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the NAV per share of each Class of a Fund is expected to be equivalent.

Management of the Fund

Trustees
     The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees. Part B contains additional information regarding the Trust's trustees and officers.


Investment Manager
     The Manager furnishes investment management services to each Fund.


     The Manager and its predecessors have been managing the funds in Delaware Investments since 1938. On February 28, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $43 billion in assets in the various institutional or separately managed (approximately $26,197,402,000) and investment company (approximately $17,174,294,000) accounts.

     The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between the Pennsylvania Fund and the Manager was executed following shareholder approval. New Jersey Fund and Ohio Fund were not yet in existence at the time of the merger.

     The Manager manages each Fund's portfolio and makes investment decisions for the Fund which are implemented by the Funds Trading Department. The Manager also administers the Funds affairs and pays the salaries of all the trustees, officers and employees of the Funds who are affiliated with the Manager. The annual compensation paid by Pennsylvania Fund for investment management services is equal to 0.60% on the first $500 million of average daily net assets of the Fund, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million, less all trustees' fees paid to the unaffiliated trustees. The annual compensation paid by New Jersey Fund and Ohio Fund for investment management services is equal to 0.55% on the first $500 million of average daily net assets of the Fund, 0.525% on the next $500 million and 0.50% on the average daily net assets in excess of $1 billion. Investment management fees paid by Pennsylvania Fund for the fiscal year ended February 28, 1998 were 0.58%. Investment management fees incurred by New Jersey Fund and Ohio Fund for the period September 3, 1997 (date of initial sale) through February 28, 1998 were 0.55% (annualized) and 0.55% (annualized), respectively, of average daily net assets and no fees were paid as a result of the voluntary waiver of fees by the Manager. The trustees of the Trust annually review fees paid to the Manager.

     The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Tax-Free New Jersey Fund and Tax-Free Ohio Fund and to pay certain expenses of these Funds to the extent necessary to ensure that the Total Operating Expenses of each Class of such Funds, excluding each such Class' 12b-1 fees, did not exceed 0.75%, from the commencement of the public offering of the Classes through January 21, 1998. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by these Funds and to pay certain of these Funds' expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of these Funds do not exceed 0.25% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through July 31, 1998.

     Patrick P. Coyne and Mitchell L. Conery, each a Vice President/Senior Portfolio Manager of the Trust, have primary responsibility for making day-to-day investment decisions for each Fund. Mr. Coyne and Mr. Conery have managed New Jersey Fund and Ohio Fund since their inception. Mr. Coyne assumed primary responsibility for managing Pennsylvania Fund on November 26, 1996. Mr. Conery became co-manager of Pennsylvania Fund in January 1997. A graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School, Mr. Coyne joined Delaware Investment's fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia. Mr. Conery joined Delaware Investments in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

     In making investment decisions for the Funds, Mr. Coyne and Mr. Conery regularly consult with Paul E. Suckow and other members of Delaware's fixed-income department. Mr. Suckow is Executive Vice President/Chief Investment Officer, Fixed Income of the Trust. He is a CFA charterholder and a graduate of Bradley University with an MBA from Western Illinois University. Mr. Suckow was a fixed-income portfolio manager at Delaware Investments from 1981-1985. He returned to Delaware Investments in 1993 after eight years with Oppenheimer Management Corporation where he served as Executive Vice President and Director of Fixed Income.

Portfolio Trading Practices
     Each Fund may sell securities without regard to the length of time they have been held. Trading will be undertaken principally to achieve a Fund's objective in light of expected changes in interest rates. The degree of trading activity will affect brokerage costs of a Fund and may affect taxes payable by the Fund's shareholders. Given each Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%.

     Each Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, each Fund may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.


Performance Information
     From time to time, each Fund may quote yield or total return performance of its Classes in advertising and other types of literature.

     The current yield for each of the Classes is calculated by dividing the annualized net investment income earned by that Class during a recent 30-day period by the maximum offering price per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. Each Fund may also publish a tax-equivalent yield concerning its Classes based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield.

     Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information concerning its Classes over additional periods of time. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

     Yield and net asset value fluctuate and are not guaranteed. Past performance should not be considered as representative of future results.

Distribution (12b-1) and Service
     The Distributor, Delaware Distributors, L.P., serves as the national distributor for Pennsylvania Fund's shares under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor serves as the national Distributor for New Jersey Fund and Ohio Fund under separate agreements dated September 2, 1997.

     The Trust has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Funds (the "Plans"). Each Plan permits a Fund to which the plan relates to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

     These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, each Fund may make payments from the 12b-1 Plan fees of its respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Trust.

     The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of a Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


     The aggregate fees paid by each Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by a Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of the Fund's Class B Shares' and Class C Shares' average daily net assets in any year. Although the maximum fee payable under the Plans relating to Class A Shares of New Jersey Fund and Ohio Fund is 0.30% of average daily net assets, the Board of Trustees has currently set the annual fee for such Classes at 0.25% of average daily net assets. The Board of Trustees may increase the fee to the full 0.30% on all such Class A Shares' assets at any time. See Shares, below. The actual 12b-1 Plan expenses assessed against Class A Shares Pennsylvania Fund may be less than 0.30%, but may not be less than 0.10%, because of the formula for calculating the fee adopted by the Trust's Board of Trustees. See Part B. Each Fund's Class A Shares, Class B Shares and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes.

     While payments pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor are subject to the review and approval of the Trust's unaffiliated trustees, who may reduce the fees or terminate the Plans at any time.

     The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an Amended and Restated Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.


     The trustees of the Trust annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

                                    *  *  *

     As with other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Trust is taking steps to obtain satisfactory assurances that the Funds' major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

Expenses
     Each Fund is responsible for all of its own expenses other than those borne by the Manager under its Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratios of expenses to average daily net assets of each Fund's Class A Shares, Class B Shares and Class C Shares for the fiscal year ended February 28, 1997 were as follows:



                       Class A Shares     Class B Shares     Class C Shares
                       --------------     --------------     --------------
Pennsylvania Fund          0.94%              1.74%               1.74%
New Jersey Fund            0.88%*             1.56%*              N/A
Ohio Fund                  0.88%*             N/A                 N/A


The expense ratio of each Class reflects the impact of its 12b-1 Plan.


* Annualized. Reflects voluntary waivers of fees and payments of expenses by the Manager. Expenses without voluntary waivers and payments would have been as follows: New Jersey Fund A Class -- 1.93% (annualized); New Jersey Fund B Class -- 2.61%; and Ohio Fund A Class -- 1.93 (annualized).


Shares
     The Trust is an open-end management investment company. Each Fund's portfolio of assets is nondiversified as defined by the 1940 Act. Commonly known as a mutual fund, the Trust was organized as a Pennsylvania business trust on November 23, 1976. Each Fund has an unlimited authorized number of shares of beneficial interest with no par value per share allocated to each Class. All shares have equal voting rights, except as noted below, and are equal in all other respects. In addition, all Fund shares have noncumulative voting rights which means that the holders of more than 50% of the Fund's shares voting for the election of trustees can elect 100% of the trustees if they choose to do so.

     The assets received by the Trust for the issue or sale of shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular series or class shall be allocated among the series or classes based upon the relative net assets of the series or class at the time such expenses were accrued. The Trust's Declaration of Trust limits the liability of the Trustees to the fullest extent permitted by law. For a further discussion, see General Information in Part B.

 of each Class represent a proportionate interest in the assets of the respective Fund and have the same voting and other rights and preferences, except that, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the 12b-1 Plan relating to Class A Shares.

     In addition, all Fund shares have noncumulative voting rights which means that the holders of more than 50% of the Fund's shares voting for the election of trustees can elect 100% of the trustees if they choose to do so.

     Prior to May 2, 1994, Tax-Free Pennsylvania Fund A Class was known as Tax-Free Pennsylvania Fund. Prior to September 2, 1997, Delaware Group State Tax-Free Income Trust was known as DMC Tax-Free Income Trust -- Pennsylvania, which was known as and did business as Tax-Free Pennsylvania Fund.)

Additional Information on Investment Policies and Risk Considerations


High Yield, High Risk Securities
     Each Fund may invest up to 20% of its net assets in high yield, high risk fixed-income securities. These securities are rated lower than BBB by S&P, Baa by Moody's and/or rated similarly by another rating agency, or, if unrated, are considered by the Manager to be of equivalent quality. A Fund will not invest in securities which are rated lower than B by S&P, B by Moody's or similarly by another rating agency, or, if unrated, are considered by the Manager to be of a quality that is lower than such ratings. See Appendix A -- Description of Ratings for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. If a security held by a Fund falls below such ratings, the Manager may commence the orderly sale of such security or continue to hold the security pending a workout or refinancing of the security, if it is determined by the Manager that holding the security will create greater value for the Fund.

     Medium and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

     The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

Restricted Securities
     Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Funds. Pennsylvania Fund may invest no more than 10% of the value of its net assets in illiquid securities. New Jersey Fund and Ohio Fund may invest no more than 15% of the value of its net assets in illiquid securities.

     While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's percentage limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

     If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed its percentage limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.


Variable Rate Obligations
     Each Fund may purchase "floating-rate" and "variable-rate" obligations. These obligations bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices on predesigned dates.

Advance Refunded Bonds
     Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive the highest rating from S&P and Moody's.

Certificates of Participation
     Certificates of Participation are widely used by state and local governments to finance the purchase of property and facilities. COPs function much like installment purchase agreements. For example, a governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality which makes lease payment to repay interest and principal to the holders of the bonds. Once these lease payments are completed, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt so that COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

     A feature which distinguishes COPs from municipal debt is that the lease typically contains a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but that the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary monies. Therefore, if the municipal government does not appropriate sufficient monies to make lease payments, the lessor, or its agent, is typically entitled to repossess the property. In most cases, however, the market value of the property will be less than the amount the municipality was paying.

     While the risk of nonappropriation exists, the Funds believe that this risk is mitigated by its policy of investing only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch, or in unrated COPs believed to be of comparable quality. In assessing such risk the rating agencies and the Manager consider, among other things, the issuing municipality's credit rating, the importance of the leased property to the municipality and the term of the lease compared to the useful life of the leased property.


     COPs will be considered illiquid under each Fund's percentage limitation on investments in illiquid securities, unless the Manager determines that they are liquid. The Manager will determine the liquidity by considering factors as described above under Restricted Securities, above.


Options
     New Jersey Fund and Ohio Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. These Funds may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. Each Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and
(ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

Futures
     Each Fund may invest in futures contracts and options on such futures contracts subject to certain limitations. Futures contracts are agreements for the purchase or sale for future delivery of securities. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities called for by the contract at a specified price on a specified future date. When a Fund purchases a futures contract, it obtains the right to acquire the securities called for by the contract at a specified price and date.

Inverse Floaters
     Each Fund may invest in inverse floaters subject to certain limitations. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments and may increase the volatility of the value of shares of a Fund.


Zero-Coupon Bonds
     New Jersey Fund and Ohio Fund may invest in zero-coupon and payment-in-kind bonds. Zero-coupon bonds do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Since a Fund must distribute at least 90% of its investment income each year, in order to maintain its desired tax treatment, the Fund may be required to borrow or to liquidate portfolio securities in order to distribute income which has been attributed to zero-coupon bonds but which the Fund has not yet received. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

Derivative Tax Exempt Obligations
     New Jersey Fund and Ohio Fund may also acquire Derivative Tax Exempt Obligations, which are custodial receipts or certificates that evidence ownership of future interest payments, principal payments or both on certain tax exempt securities. The sponsor of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues the receipts or certificates that evidence ownership. Although a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert such rights through the custodian bank. Thus, in the event of a default, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer.

     In addition, if the trust or custodial account in which the underlying security had been deposited is determined to be a taxable entity, it would be subject to state income tax on the income earned on the underlying security. Furthermore, amounts paid by the trust or custodial account to a Fund would become taxable in the hands of the Fund and its shareholders. However, a Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. Also, it is possible that a portion of the discount at which a Fund purchases the receipts might have to be accrued as taxable income during the period that the Fund holds the receipts.

Appendix A --
Description of
Ratings

     Each Fund may invest up to 20% of its assets in securities with a rating lower than the top four categories and in unrated securities. The table set forth below shows the percentage of Pennsylvania Fund's and Ohio Fund's securities included in each of the specified rating categories. Certain securities may not be rated because the rating agencies were either not asked to provide ratings (e.g., many issuers of privately placed bonds do not seek ratings) or because the rating agencies declined to provide a rating for some reason, such as insufficient data. The table below also shows the percentage of Pennsylvania Fund's and Ohio Fund's securities which are not rated. The information contained in the table was prepared based on a dollar weighted average of the Funds' portfolio composition based on month end data for the fiscal year ended February 28, 1998. The paragraphs following contain excerpts from Moody's, S&P's and Fitch's ratings descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.




                              Pennsylvania Fund's             Ohio Fund's
Rating                          Average Weighted           Average Weighted
Moody's and/or S&P          Percentage of Portfolio     Percentage of Portfolio
------------------------   -------------------------   ------------------------
  Aaa/AAA                          55.1%                       55.0%
  Aa/AA                            13.2%                        8.6%
  A/A                              14.5%                       16.9%
  Baa/BBB                           6.3%                        9.6%
  Ba/BB                             2.2%                        0.0%
  B/B                               0.0%                        0.0%
  Caa/CCC                           0.0%                        0.0%
  Not Rated/Other*                  8.7%                        9.9%

* Certain of the unrated bonds held by Pennsylvania Fund have been determined to be of comparable quality to rated bonds as follows: 0.14% AAA; 3.41% BBB; 4.17% BB; 0.24% B; and 0.75% D. Certain of the unrated bonds held by Ohio Fund have been determined to be of comparable quality to rated bonds as follows: 9.89% BB.

General Rating Information

Bonds

Moody's Investors    Aaa       Highest quality, smallest degree of investment risk.
Service, Inc.        Aa        High quality; together with Aaa bonds, they compose the high-grade bond group
                     A         Upper-medium-grade obligations; many favorable investment attributes.
                     Baa       Medium-grade obligations; neither highly protected nor poorly secured.
                               Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.
                     Ba        More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
                     B         Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                     Caa       Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                     Ca        Speculative in high degree; could be in default or have other marked shortcomings.
                     C         Lowest rated. Extremely poor prospects of ever attaining investment standing.
Standard & Poor's    AAA       Highest rating; extremely strong capacity to pay principal and interest.
Ratings Group        AA        High quality; very strong capacity to pay principal and interest.
                     A         Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                     BBB       Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.
                     BB, B,    Predominantly speculative with respect to the issuer's capacity to meet required
                     CCC,      interest and principal payments. BB-lowest degree of speculation; CC-the highest
                     CC        degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
                     D         In default.
Fitch IBCA, Inc.     AAA       Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
                     AA        Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.


                     A         High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.
                     BBB       Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.
                     BB,       Not investment grade; predominantly speculative with respect to the issuer's
                     CCC,      capacity to repay interest and repay principal in accordance with the terms of the
                     CC, C     obligation for bond issues not in default. BB is the least speculative. C is the most speculative.

Commercial Paper

Moody's                             S&P                             Fitch
P-1        Superior               A-1+     Extremely strong        F-1+     Exceptionally strong quality
           quality                         quality
                                  A-1      Strong quality          F-1      Very strong quality
P-2        Strong quality         A-2      Satisfactory quality    F-2      Good credit quality
P-3        Acceptable quality     A-3      Adequate quality        F-3      Fair quality
                                  B        Speculative quality     F-S      Weak credit quality
                                  C        Doubtful quality
State and Municipal Notes
Moody's                           S&P                              Fitch
MIG1/
VMIG1      Best quality           SP1+     Very strong quality     F-1+     Exceptionally strong quality
                                  SP1      Strong grade            F-1      Very strong quality
MIG2/
VMIG2      High quality           SP2      Satisfactory grade      F-2      Good credit quality
MIG3/
VMIG3      Favorable quality                                       F-3      Fair credit quality
MIG4/
VMIG4      Adequate quality
SG         Speculative quality    SP3      Speculative grade       F-S      Weak credit quality


    Delaware Investments includes funds
  with a wide range of investment objectives.
  Stock funds, income funds, national and
  state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call
  Delaware Investments at 800-523-4640.


  Investment Manager
  Delaware Management Company
  One Commerce Square
  Philadelphia, PA 19103


  National Distributor
  Delaware Distributors, L.P.
  1818 Market Street
  Philadelphia, PA 19103


     Shareholder Servicing,
  Dividend Disbursing,
  Accounting Services
  and Transfer Agent
  Delaware Service Company, Inc.
  1818 Market Street
  Philadelphia, PA 19103


  Legal Counsel
  Stradley, Ronon, Stevens & Young, LLP
  One Commerce Square
  Philadelphia, PA 19103


  Independent Auditors
  Ernst & Young LLP
  Two Commerce Square
  Philadelphia, PA 19103


     Custodians
  Bankers Trust Company
  One Bankers Trust Plaza
     New York, NY 10006
     (for Pennsylvania Fund)

     The Chase Manhattan Bank
     4 Chase Metrotech Center
     Brooklyn, NY 11245
  (for New Jersey Fund
     and Ohio Fund)



[GRAPHIC OMITTED]

---------------------------------------------------------------
TAX-FREE PENNSYLVANIA FUND

TAX-FREE NEW JERSEY FUND

TAX-FREE OHIO FUND
---------------------------------------------------------------




A CLASS

B CLASS

C CLASS
---------------------------------------------------------------





P R O S P E C T U S
---------------------------------------------------------------


APRIL 29, 1998


-------------------------------------------------------------------------------------------------------------------------------
                                                                                    PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                                                                APRIL 29, 1998
-------------------------------------------------------------------------------------------------------------------------------

TAX-FREE PENNSYLVANIA FUND

TAX-FREE NEW JERSEY FUND
TAX-FREE OHIO FUND
-------------------------------------------------------------------------------------------------------------------------------

1818 Market Street
Philadelphia, PA  19103
-------------------------------------------------------------------------------------------------------------------------------
For Prospectus and Performance:  Nationwide 800-523-4640

Information on Existing Accounts: (SHAREHOLDERS ONLY)
         Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY)
         Nationwide 800-362-7500
-------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

-------------------------------------------------------------------------------------------------------------------------------
Cover Page                                                                                                                    1
-------------------------------------------------------------------------------------------------------------------------------
Investment Objectives and Policies
-------------------------------------------------------------------------------------------------------------------------------
Performance Information
-------------------------------------------------------------------------------------------------------------------------------
Trading Practices and Brokerage
-------------------------------------------------------------------------------------------------------------------------------
Purchasing Shares
-------------------------------------------------------------------------------------------------------------------------------
Investment Plans
-------------------------------------------------------------------------------------------------------------------------------
Determining Offering Price and Net Asset Value
-------------------------------------------------------------------------------------------------------------------------------
Redemption and Repurchase
-------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
-------------------------------------------------------------------------------------------------------------------------------
Taxes
-------------------------------------------------------------------------------------------------------------------------------
Investment Management Agreements
-------------------------------------------------------------------------------------------------------------------------------
Officers and Trustees
-------------------------------------------------------------------------------------------------------------------------------
Exchange Privilege
-------------------------------------------------------------------------------------------------------------------------------
General Information
-------------------------------------------------------------------------------------------------------------------------------

Appendix A--Investing in Pennsylvania, New Jersey and Ohio  Tax-Exempt Obligations

-------------------------------------------------------------------------------------------------------------------------------
Financial Statements
-------------------------------------------------------------------------------------------------------------------------------

          Delaware Group State Tax-Free Income Trust (the "Trust") (formerly known as DMC Tax-Free Income Trust-Pennsylvania) is a professionally managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the Trust's registration statement) supplements the information contained in the current Prospectus of Tax-Free Pennsylvania Fund ("Pennsylvania Fund"), Tax-Free New Jersey Fund ("New Jersey Fund") and Tax-Free Ohio Fund ("Ohio Fund") (individually a "Fund" and collectively the "Funds") dated April 29, 1998, as it may be amended from time to time. Part B should be read in conjunction with the Funds' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Funds' Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.


         Each Fund offers Class A Shares, Class B Shares and Class C Shares (individually, a "Class" and collectively, the "Classes"). Class B Shares and Class C Shares may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 3.75% and annual 12b-1 Plan expenses of up to 0.30% (currently, no more than 0.25% for New Jersey Fund and Ohio Fund pursuant to Board action). Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Classes' Prospectus. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1%, which are assessed against Class C Shares for the life of the investment.


         All references to "shares" in this Part B refer to all Classes of shares of the Funds, except where noted.

INVESTMENT OBJECTIVES AND POLICIES


         Pennsylvania Fund--The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.

         The Fund seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain Pennsylvania state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

         The Fund intends to invest at least 80% of its net assets in Pennsylvania tax-exempt debt obligations which are rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch IBCA, Inc. (formerly Fitch Investor Service, Inc.) ("Fitch") at the time of purchase as being within their top four grades, or which are unrated but considered by Delaware Management Company (the "Manager") to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

         New Jersey Fund--The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain New Jersey state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.

         The Fund seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the State of New Jersey its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain New Jersey state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

         The Fund intends to invest at least 80% of its net assets in New Jersey tax-exempt debt obligations which are rated by S&P, Moody's or Fitch at the time of purchase as being within their top four grades, or which are unrated but considered by Delaware Management Company (the "Manager") to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

         Ohio Fund--The objective of the Fund is to seek as high a level of current interest income exempt from federal income tax and certain Ohio state and local taxes as is available from municipal bonds and as is consistent with preservation of capital. There is no assurance that this objective can be achieved. This objective is a matter of fundamental policy and may not be changed without shareholder approval.


         The Fund seeks to achieve this objective by investing its assets in a nondiversified portfolio of debt obligations issued by or on behalf of the State of Ohio its political subdivisions, agencies, authorities and instrumentalities, certain interstate agencies, Puerto Rico, the Virgin Islands and certain other territories and qualified obligations of the United States that pay interest income which, in the opinion of counsel, is exempt from federal income taxes and from certain Ohio state and local taxes. However, the Fund may invest not more than 20% of its assets in debt obligations issued by other states.

         The Fund intends to invest at least 80% of its net assets in Ohio tax-exempt debt obligations which are rated by S&P, Moody's or Fitch at the time of purchase as being within their top four grades, or which are unrated but considered by the Manager to be comparable in quality to the top four grades. The fourth grade is considered medium grade and may have speculative characteristics. The Fund may also invest up to 20% of its net assets in securities with grades lower than the top four grades of S&P, Moody's or Fitch, and in comparable unrated securities. These securities are speculative and may involve greater risk and have higher yields.

         See Appendix A - Description of Ratings in the Prospectus for a description of S&P, Moody's and Fitch ratings.


         Each Fund may invest more than 25% of its assets in municipal obligations relating to similar types of projects or with other similar economic, business or political characteristics (such as bonds of housing finance agencies or health care facilities). In addition, the Funds may invest more than 25% of its assets in industrial development bonds or pollution control bonds which may be backed only by the assets and revenues of a nongovernmental user.

         Each Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Trustees and the Manager will continue to monitor the liquidity of that security to ensure that Pennsylvania Fund has no more than 10% and New Jersey Fund and Ohio Fund each has no more than 15% of its net assets in illiquid securities.

         Each Fund may also invest in "when-issued securities" for which a Fund will maintain a segregated account containing cash or high-grade debt obligations which it will mark to market daily. When-issued securities involve commitments to purchase new issues of securities which are offered on a when-issued basis which usually involve delivery and payment up to 45 days after the date of transaction. During this period between the date of commitment and the date of delivery, a Fund does not accrue interest on the investment, but the market value of the bonds could fluctuate. This would result in a Fund having unrealized appreciation or depreciation which would affect the net asset value of its shares.

         Each Fund will invest its assets in securities of varying maturities, without limitation, depending on market conditions. Typically, the remaining maturity of municipal bonds will range between five and 30 years.

From time to time, a Fund may also invest in short-term, tax-free instruments such as tax-exempt commercial paper and general obligation, revenue and project notes. Each Fund may also invest in variable and floating rate demand obligations (longer-term instruments with an interest rate that fluctuates and a demand feature that allows the holder to sell the instruments back to the issuer from time to time) but generally does not intend to invest more than 5% of its net assets in these instruments. The Manager will attempt to adjust the maturity structure of the portfolio to provide a high level of tax-exempt income consistent with preservation of capital.

         Under abnormal conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These would include obligations of the U.S. government, its agencies and instrumentalities.

         The principal risk to which a Fund is subject is price fluctuation due to changes in interest rates caused by government policies and economic factors which are beyond the control of the investment manager. In addition, although some municipal bonds are government obligations backed by the issuer's full faith and credit, others are only secured by a specific revenue source and not by the general taxing power. The Fund will invest in both types.

         Each Fund is registered as a nondiversified investment company. Each Fund has the ability to invest as much as 50% of its assets in as few as two issuers provided that no single issuer accounts for more than 25% of the portfolio. The remaining 50% must be diversified so that no more than 5% is invested in the securities of a single issuer. Because each Fund may invest its assets in fewer issuers, the value of Fund shares may fluctuate more rapidly than if the Fund were fully diversified. In the event a Fund invests more than 5% of its assets in a single issuer, it would be affected more than a fully-diversified fund if that issuer encounters difficulties in satisfying its financial obligations. Each Fund may invest without limitation in U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities.

         Each Fund will invest in securities for income earnings rather than trading for profit. A Fund will not vary portfolio investments, except to:

         1. eliminate unsafe investments and investments not consistent with the preservation of the capital or the tax status of the investments of the Fund;

         2. honor redemption orders, meet anticipated redemption requirements, and negate gains from discount purchases;

         3. reinvest the earnings from securities in like securities; or

         4. defray normal administrative expenses.

Investment Restrictions

         Pennsylvania Fund--The Fund has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Fund, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:


         1. Purchase securities other than municipal bonds and taxable short-term investments as defined above.

         2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.

         3. Sell securities short.

         4. Write or purchase put or call options.

         5. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group; nor invest more than 10% of the value of the Fund's net assets in illiquid assets.

         6. Purchase or sell commodities or commodity contracts.

         7. Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal bonds secured by real estate or interests therein.

         8. Make loans to other persons except through the use of repurchase agreements or the purchase of commercial paper. For these purposes the purchase of a portion of debt securities which is part of an issue to the public shall not be considered the making of a loan. Not more than 10% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days.

         9. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.

         10. Invest in companies for the purpose of exercising control.

         11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

         12. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

         Although not a fundamental investment restriction, the Fund currently does not invest its assets in real estate limited partnerships or oil, gas and other mineral leases.

         From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to Pennsylvania Tax-Exempt Securities
         Pennsylvania Fund concentrates its investments in the Commonwealth of Pennsylvania. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Pennsylvania tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the Commonwealth of Pennsylvania.

         New Jersey Fund--The Fund has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Fund, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:


         1. Purchase securities other than municipal bonds and taxable short-term investments.


         2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission (the "SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.


         3. Make short sales of securities, or purchase securities on margin, except that the Fund may satisfy margin requirements with respect to futures transactions.

         4. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group;

         5. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Fund's investment objective and policies are considered loans.

         6. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.


         7. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition, or in accordance with the limitations contained in the 1940 Act.


         8. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. As a matter of non-fundamental policy, no more than 15% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days, or invest in companies for the purpose of exercising control. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to New Jersey Tax-Exempt Securities
         New Jersey Fund concentrates its investments in the State of New Jersey. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect New Jersey tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of New Jersey.

         Ohio Fund--The Fund has adopted the following restrictions which, along with its investment objective, cannot be changed without approval by the holders of a "majority of the outstanding voting shares" of the Fund, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

         1. Purchase securities other than municipal bonds and taxable short-term investments.

         2. Borrow money in excess of 10% of the value of its assets and then only as a temporary measure for extraordinary purposes. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while there is an outstanding borrowing.


         3. Make short sales of securities, or purchase securities on margin, except that the Fund may satisfy margin requirements with respect to futures transactions.

         4. Underwrite the securities of other issuers, except that the Fund may participate as part of a group in bidding for the purchase of municipal bonds directly from an issuer for its own portfolio in order to take advantage of the lower purchase price available to members of such a group;

         5. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements) in accordance with the Fund's investment objective and policies are considered loans.

         6. With respect to 50% of the value of the assets of the Fund, invest more than 5% of its assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer, except that U.S. government and government agency securities backed by the U.S. government or its agencies or instrumentalities may be purchased without limitation. For the purposes of this limitation, the Fund will regard the state and each political subdivision, agency or instrumentality of the state, and each multistate agency of which the state is a member as a separate issuer.


         7. Invest in securities of other investment companies, except as part of a merger, consolidation or other acquisition, or in accordance with the limitations contained in the 1940 Act.


         8. Invest more than 25% of its total assets in any particular industry or industries, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds, including industrial development and pollution control bonds, and in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         From time to time, more than 10% of the Fund's assets may be invested in municipal bonds insured as to payment of principal and interest by a single insurance company. The Fund believes such investments are consistent with the foregoing restrictions. As a matter of non-fundamental policy, no more than 15% of the Fund's total assets will be invested in repurchase agreements and other assets maturing in more than seven days, or invest in companies for the purpose of exercising control. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentages resulting from change in value of net assets will not result in a violation of the restrictions.

Special Considerations Relating to Ohio Tax-Exempt Securities
         Ohio Fund concentrates its investments in the State of Ohio. Therefore, there are risks associated with the Fund that would not be present if the Fund were diversified nationally. These risks include any new legislation that would adversely affect Ohio tax-exempt obligations, regional or local economic conditions that could adversely affect these obligations, and differing levels of supply and demand for municipal bonds particular to the State of Ohio.

Repurchase Agreements
         While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except under some circumstances to invest cash balances.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 100% of the repurchase price, including the portion representing that Fund's yield under such agreements which is monitored on a daily basis.


Municipal Bonds
         The term "municipal bonds" is generally understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and the obtaining of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposals. Such obligations are included within the term "municipal bonds" provided that the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. In addition, the interest paid on industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately-operated industrial or commercial facilities, may be exempt from federal income tax, although current federal tax laws place substantial limitations on the size of such issues.

         The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications.

         The yields on municipal bonds are dependent on a variety of factors, including general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligations and rating of the issue. The imposition of a Fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors.


Private Purpose Bonds
         The Tax Reform Act of 1986 (the "Act") limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain nongovernment activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The Act also makes the tax-exempt status of certain bonds depend upon the issuer's compliance with specific requirements after the bonds are issued.

         Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private purpose bonds, a portion of Fund distributions would be subject to the federal alternative minimum tax applicable to certain shareholders.

Municipal Bond Insurance

         The practice has developed among municipal issuers of having their issues insured by various companies. In particular, the Municipal Bond Insurance Association ("MBIA") and its affiliate, Municipal Bond Investors Assurance Corporation ("MBIA Corp."), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance ("FSA") and the AMBAC Indemnity Corporation ("AMBAC") are presently insuring a great many issues. It is expected that other insurance associations or companies will enter this field, and that a substantial portion of municipal bond issues available for investment by companies such as the Fund will be insured. Accordingly, from time to time a substantial portion of a Fund's assets may be invested in municipal bonds insured as to payment of principal and interest when due by a single insurance company. The Manager will review the creditworthiness of the issuer and its ability to meet its obligations to pay interest and repay principal and not the creditworthiness of the private insurer. However, since insured obligations are typically rated in the top grades by Moody's , S&P and Fitch, most insured obligations will qualify for investment under each Fund's ratings standards discussed above. If the issuer defaults on payment of interest or principal, the trustee and/or payment agent of the issuer will notify the insurer who will make payment to the bondholders. There is no assurance that any insurance company will meet its obligations. The Fund believes such investments are consistent with its fundamental investment policies and restrictions.


Municipal Leases

         As stated in the Prospectus, a portion of each Fund's assets may be invested in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs function much like installment purchase agreements and are widely used by state and local governments to finance the purchase of property. The lease format is generally not subject to constitutional limitations on the issuance of state debt, and COPs enable a governmental issuer to increase government liabilities beyond constitutional debt limits. A principal distinguishing feature separating COPs from municipal debt is the lease, which contains a "nonappropriation" or "abatement" clause. This clause provides that, although the municipality will use its best efforts to make lease payments, it may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Each Fund will invest only in COPs rated within the four highest rating categories of Moody's, S&P or Fitch , or in unrated COPs believed to be of comparable quality.

         Each Fund follows certain guidelines to determine whether the COPs held in a Fund's portfolio constitute liquid investments. These guidelines set forth various factors to be reviewed by the Manager and which will be monitored by the Board. Such factors include (a) the credit quality of such securities and the extent to which they are rated; (b) the size of the municipal securities market for the Fund both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal bonds of comparable credit rating or quality.




Options--New Jersey Fund and Ohio Fund
         New Jersey Fund and Ohio Fund may write put and call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may write covered call options and secured put options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

         A. Covered Call Writing - A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. There is no percentage limitation on writing covered call options.

         The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. The disadvantage is that if the security rises in value the Fund will lose the appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         Call options will be written only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell. Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Call Options - New Jersey Fund and Ohio Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage is that a Fund may hedge against an increase in the price of securities which it ultimately wishes to buy. However, the premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would be required to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to a Fund.

         C. Secured Put Writing - A put option gives the purchaser of the option the right to sell, and the writer, in this case a Fund, the obligation to buy the underlying security at the exercise price during the option period. During the option period, the writer of a put option may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the writer to make payment of the exercise price against delivery of the underlying security. In this event, the exercise price will usually exceed the then-market value of the underlying security. This obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The operation of put options in other respects is substantially identical to that of call options. Premiums on outstanding put options written or purchased by a Fund may not exceed 2% of its total assets.

         The advantage to a Fund of writing such options is that it receives premium income. The disadvantage is that a Fund may have to purchase securities at higher prices than the current market price when the put is exercised.


         Put options will be written only on a secured basis, which means that a Fund will maintain in a segregated account with its Custodian Bank (Bankers Trust Company for Pennsylvania Fund and The Chase Manhattan Bank for New Jersey Fund and Ohio Fund), cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.


         D. Purchasing Put Options - New Jersey Fund and Ohio Fund may purchase put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets. A Fund will, at all times during which it holds a put option, own the security covered by such option.

         A Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. In addition, a Fund will continue to receive interest income on the security. If the security does not drop in value, the Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

Futures--New Jersey Fund and Ohio Fund

         New Jersey Fund and Ohio Fund may enter into contracts for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by that Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at New Jersey Fund's and Ohio Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by a Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.


         A Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.


         The purpose of the purchase or sale of futures contracts for a Fund, which consists of a substantial number of municipal securities, is to protect a Fund against the adverse effects of fluctuations in interest rates without actually buying or selling such securities. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of municipal securities at higher prices.


         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities which are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of municipal securities which a Fund intends to purchase.


         To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.


         In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by the Fund with respect to such futures contracts.

         A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.


         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.


         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which a Fund intends to purchase.

         If a put or call option a Fund has written is exercised, that Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge that Fund's portfolio against the risk of rising interest rates.


         To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, a Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Variable or Floating Rate Demand Notes--New Jersey Fund and Ohio Fund
         Variable or floating rate demand notes ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index. The Manager will decide which variable or floating rate demand instruments a Fund will purchase in accordance with procedures prescribed by the Board of Trustees to minimize credit risks. Any VRDN must be of high quality as determined by the Manager and subject to review by the Board, with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by the Board. If the quality of any VRDN falls below the quality level required by the Board and any applicable rules adopted by the SEC, a Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of a Fund and its shareholders.

PERFORMANCE INFORMATION


         From time to time, each Fund may state its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of- fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectus for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:


                                        n
                                 P(1 + T) = ERV

         Where:         P     =      a hypothetical initial purchase order of
                                     $1,000 from which, in the case of only
                                     Class A Shares, the maximum front-end
                                     sales charge is deducted;
                        T     =      average annual total return;

                        n     =      number of years;


                      ERV     =      redeemable value of the hypothetical
                                     $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.


         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return.

         The performance of Class A Shares, as shown below, is the average annual total return quotations of Pennsylvania Fund and aggregate total return quotations for New Jersey Fund and Ohio Fund through

February 28, 1998. The average annual total return (and, as applicable, aggregate total return) for Class A Shares at offer reflects the maximum front-end sales charge of 3.75% paid on the purchase of shares. The average annual total return (and, as applicable, aggregate total return) for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge.

         The performance of Class B Shares and Class C Shares, as shown below, is the average annual total return quotations for Pennsylvania Fund and the aggregate total return quotations for New Jersey Fund through February 28, 1998. The average annual total return (and, as applicable, aggregate total return) for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would have been paid if the shares were redeemed at February 28, 1998. The average annual total return (and, as applicable, aggregate total return) for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at February 28, 1998 and therefore does not reflect the deduction of a CDSC.


         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.


                                      Tax-Free Pennsylvania Fund
                                     Average Annual Total Return(1)
                               Class A Shares             Class A Shares
                                (at Offer)(2)                (at NAV)
1 year ended
 2/28/98                           3.75%                       7.78%

3 years ended
 2/28/98                           6.01%                       7.37%

5 years ended
 2/28/98                           4.89%                       5.70%

10 years ended
 2/28/98                           7.14%                       7.55%

15 years ended
 2/28/98                           8.53%                       8.81%

Period  3/23/77(3)
through  2/28/98                   6.51%                       6.70%



(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses.

(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
(3)     Date of initial public offering.

                                       Tax-Free Pennsylvania Fund
                                       Average Annual Total Return
                                 Class B Shares            Class B Shares
                               (Including Deferred       (Excluding Deferred
                                  Sales Charge)             Sales Charge)
1 year ended
2/28/98                               2.92%                      6.92%

3 years ended
2/28/98                               5.63%                      6.52%

Period 5/2/94(1)
through  2/28/98                      5.16%                      5.83%

(1)      Date of initial public offering.

                                       Tax-Free Pennsylvania Fund
                                       Average Annual Total Return
                                 Class C Shares            Class C Shares
                               (Including Deferred       (Excluding Deferred
                                  Sales Charge)             Sales Charge)


1 year ended  2/28/98                5.92%                      6.92%

Period 11/29/95(1)
through  2/28/98                     5.16%                      5.16%

(1)     Date of initial public offering.



                                                          Tax-Free New Jersey Fund
                                                         Aggregate Total Return(1)
                                                                   Class B Shares          Class B Shares
                          Class A Shares      Class A Shares     (including deferred     (excluding deferred
                            (at Offer)           (at NAV)           sales charge)           sales charge)
         Period
         9/3/97(2)
         through
         2/28/98             1.88%                 5.77%                 0.90%                 4.90%

(1) The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Tax-Free New Jersey Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, did not exceed 0.75%, from the commencement of the public offering of the Classes through January 21, 1998. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.25% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through July 31, 1998.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer-term results.

                                             Tax-Free Ohio Fund
                                          Aggregate Total Return(1)
                                   Class A Shares             Class A Shares
                                     (at Offer)                  (at NAV)
         Period
         9/3/97(2)
         through
         2/28/98                      2.49%                       6.41%


(1) The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Tax-Free Ohio Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, did not exceed 0.75%, from the commencement of the public offering of the Classes through January 21, 1998. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.25% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through July 31, 1998.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer-term results.

         As stated in the Prospectus, each Fund may also quote its current yield for each Class in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:


                                     a--b       6
                         YIELD = 2[(-------- + 1) -- 1]
                                       cd

         Where: a   =   dividends and interest earned during the period;

                b   =   expenses accrued for the period (net of reimbursements);

                c   =   the average daily number of shares outstanding
                        during the period that were entitled to receive dividends;

                d   =   the maximum offering price per share on the last day
                        of the period.


         The above formula will be used in calculating quotations of yield of each Class, based on specified 30-day periods identified in advertising by the Fund. The yields of Class A Shares, Class B Shares and Class C Shares of each Fund as of February 28, 1997 using this formula were as follows:


                                     Class A Shares      Class B Shares    Class C Shares
                                     --------------      --------------    --------------
         Pennsylvania Fund               4.13%               3.49%                3.49%

         New Jersey Fund                 4.54%               3.96%                 N/A

         Ohio Fund                       4.67%                N/A                  N/A


         Yield calculations assume the maximum front-end sales charge, if any, and does not reflect the deduction of any CDSC or Limited CDSC. The yields for Tax-Free New Jersey Fund and Tax-Free Ohio Fund reflect the voluntary waiver and payment of fees by the Manager. Actual yield may be affected by variations in sales charges on investments.


         Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of the Fund in the future.

         Each Fund may also publish a tax-equivalent yield concerning a Class based on federal and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield. For the 30-day period ended February 28, 1997, the tax-equivalent yield, assuming a federal income tax rate of 31%, of Class A Shares, Class B Shares and Class C Shares of each Fund was as follows:

                                     Class A Shares      Class B Shares      Class C Shares
                                     --------------      --------------      --------------
         Pennsylvania Fund               5.99%               5.06%                5.06%

         New Jersey Fund                 6.58%               5.74%                 N/A

         Ohio Fund                       6.77%                N/A                  N/A



         These yields were computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated income tax rate (in this case, a federal income tax rate of 31%) and adding the product to that portion, if any, of the yield that is not tax-exempt. The yields for Tax-Free New Jersey Fund and Tax-Free Ohio Fund reflect the voluntary waiver and payment of fees by the Manager. In addition, the Fund may advertise a tax-equivalent yield assuming other income tax rates, when applicable.

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. A Fund's net asset value will tend to rise when interest rates fall. Conversely, a Fund's net asset value will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset value as well as its yield before making a decision to invest.

         Total return performance of each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. As securities prices fluctuate, an illustration of past performance should not be considered as representative of future results.

         From time to time, each Fund may also quote its Classes' actual total return and/or yield performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc. , Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. Each Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

        A Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. A Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic stocks, and/or bonds, treasury bills and shares of that Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

        Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of that Fund in newspapers and periodicals. Materials may also include discussions of other Fund products, and services.

        Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. Each Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

        The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of the Funds through February 28, 1998. Comparative information on the Consumer Price Index is also included. For these purposes, the calculations reflect maximum sales charges, if any, and assume the reinvestment of any capital gains distributions and income dividends paid during the indicated periods. The performance does not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares as shown below, reflects maximum front-end sales charge paid on the purchase of shares but may also be shown without reflecting the impact on any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded. The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered as representative of future performance.


                                                           Tax-Free Pennsylvania Fund
                                                            Cumulative Total Return
                                             Class A Shares(1)                     Consumer
                                                (at Offer)                      Price Index(2)
         3 months ended
          2/28/98                              (1.57%)                                0.25%

         6 months ended
          2/28/98                             0.64%(3)                                0.68%

         9 months ended
          2/28/98                               3.05%                                 1.12%

         1 year ended
          2/28/98                               3.75%                                 1.44%

         3 years ended
          2/28/98                              19.14%                                 7.29%

         5 years ended
          2/28/98                              26.94%                                13.14%

         10 years ended
          2/28/98                              99.34%                                39.57%

         15 years ended
          2/28/98                             241.36%                                65.42%

         Period 3/23/77(4)
         through  2/28/98                     274.42%                               172.16%

(1) Performance figures for periods after May 31, 1992 reflect applicable Rule 12b-1 distribution expenses. Future performance will be affected by such expenses. Effective June 9, 1997, the maximum front-end sales charge was reduced from 4.75% to 3.75%. The above performance numbers are calculated using 3.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.
(2)      Source: Lipper Analytical Service.
(3) For the six months ended February 28, 1998, cumulative total return at net asset value for Class A Shares was 4.54%.
(4)      Date of initial public offering.



                                                      Tax-Free Pennsylvania Fund
                                                        Cumulative Total Return
                                         Class B Shares                 Class B Shares
                                      (Including Deferred            (Excluding Deferred             Consumer
                                          Sales Charge)                  Sales Charge)             Price Index(2)
              3 months ended
               2/28/98                     (2.00%)                         2.00%                     0.25%

              6 months ended
              2/28/98                       0.12%                          4.12%                     0.68%

              9 months ended
              2/28/98                       2.44%                          6.44%                     1.12%

              1 year ended
              2/28/98                       2.92%                          6.92%                     1.44%

              3 years ended
              2/28/98                      17.86%                         20.86%                     7.29%

              Period 5/2/94(1)
              through 2/28/98              21.23%                         24.23%                     9.84%

(1)      Date of initial public offering.
(2)      Source:   Lipper Analytical Service.


                                                          Tax-Free Pennsylvania Fund
                                                            Cumulative Total Return
                                        Class C Shares              Class C Shares
                                    (Including Deferred         (Excluding Deferred             Consumer
                                         Sales Charge)               Sales Charge)             Price Index(2)
              3 months ended
               2/28/98                      1.00%                        2.00%                       0.25%

              6 months ended
               2/28/98                      3.12%                        4.12%                       0.68%

              9 months ended
               2/28/98                      5.44%                        6.44%                       1.12%

              1 year ended
               2/28/98                      5.92%                        6.92%                       1.44%

              Period 11/29/95(1)
              through  2/28/98             12.01%                       12.01%                       5.40%

(1)      Date of initial offering.
(2)     Source--Lipper Analytical Service.


                                                             New Jersey Fund
                                                       Cumulative Total Return(1)

                                              Class A Shares                   Consumer
                                                (at offer)                  Price Index(2)
         3 months ended
         2/28/98                            (1.34%)                             0.25%

         Period
         9/3/97(3)
         through
         2/28/98                             1.88%                              0.68%

(1) The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Tax-Free New Jersey Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, did not exceed 0.75%, from the commencement of the public offering of the Classes through January 21, 1998. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.25% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through July 31, 1998.
(2)      Source: Lipper Analytical Service.
(3) Date of initial public offering; total return for this short of a time period may not be representative of longer-term results.


                                                             Tax-Free New Jersey Fund
                                                            Cumulative Total Return(1)
                                         Class B Shares                 Class B Shares
                                       (including Deferred            (excluding Deferred            Consumer
                                          Sales Charge)                  Sales Charge)            Price Index(2)

         3 months ended
         2/28/98                             (1.66%)                         2.34%                     0.25%

         Period
         9/3/97(3)
         through
         2/28/98                             0.90%                           4.90%                     0.68%

(1) The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Tax-Free New Jersey Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, did not exceed 0.75%, from the commencement of the public offering of the Classes through January 21, 1998. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.25% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through July 31, 1998.
(2)      Source: Lipper Analytical Service.
(3) Date of initial public offering; total return for this short of a time period may not be representative of longer-term results.


                                                             Tax-Free Ohio Fund
                                                         Cumulative Total Return(1)

                                           Class A Shares                        Consumer
                                            (at offer)                       Price Index(2)
         3 months ended
         2/28/98                            (0.79%)                                 0.25%

         Period
         9/3/97(3)
         through
         2/28/98                             2.49%                                  0.68%

(1) The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by Tax-Free Ohio Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund, excluding each such Class' 12b-1 fees, did not exceed 0.75%, from the commencement of the public offering of the Classes through January 21, 1998. Beginning January 22, 1998, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain of the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund do not exceed 0.25% (excluding the 12b-1 plan expenses). This waiver and expense limitation will extend through July 31, 1998.
(2)      Source: Lipper Analytical Service.
(3) Date of initial public offering; total return for this short of a time period may not be representative of longer-term results.

             Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds available from the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the investment disciplines employed in seeking the objectives of the Funds as well as other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.


Dollar-Cost Averaging
             For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.


             Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Redemption and Repurchase for a complete description of these services including restrictions or limitations.

             The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                          Investment         Price Per        Number of Shares
                            Amount             Share              Purchased
             Month 1        $100              $10.00                 10
             Month 2        $100              $12.50                  8
             Month 3        $100              $ 5.00                 20
             Month 4        $100              $10.00                 10

                            $400              $37.50                 48

         Total Amount Invested:  $400
         Total Number of Shares Purchased:  48
         Average Price Per Share:  $9.38 ($37.50/4)
         Average Cost Per Share:  $8.33 ($400/48 shares)


         This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family.


THE POWER OF COMPOUNDING

         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Funds may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE


         Brokers, dealers and banks are selected to execute transactions for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have brokers, dealers or banks execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. In nearly all instances, trades are made on a net basis where securities are either bought or sold directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the past three fiscal years of Pennsylvania Fund, there were no brokerage commissions paid, and for the period ended February 28, 1998, there were no brokerage commissions paid for New Jersey
Fund or Ohio Fund.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, a Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds' shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover

         Portfolio trading will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended, (the "Code") and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective. Portfolio transactions will be undertaken only to accomplish a Fund's objectives and not for the purpose of realizing capital gains, although capital gains may be realized on certain portfolio transactions. For example, capital gains may be realized when a security is sold: (1) so that, provided capital is preserved or enhanced, another security can be purchased to obtain a higher yield; (2) to take advantage of what the Manager believes to be a temporary disparity in the normal yield relationship between the two securities to increase income or improve the quality of the portfolio; (3) to purchase a security which the Manager believes is of higher quality than its rating or current market value would indicate; or
(4) when the Manager anticipates a decline in value due to market risk or credit risk. A Fund anticipates the portfolio turnover rate will ordinarily be less than 100%.

         During the past two fiscal years, each Fund's portfolio turnover rates were as follows:
                                         February 28
                                         -----------
                                     1998           1997
                                     ----           ----
    Pennsylvania Fund                32%            27%

    New Jersey Fund                  47%*           N/A

    Ohio Fund                        66%*           N/A


    *  Annualized.

         Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

PURCHASING SHARES


         The Distributor serves as the national distributor for each Fund's shares--Class A Shares, Class B Shares and Class C Shares, and has agreed to use its best efforts to sell shares of the Funds. See the Prospectus for information on how to invest. Shares of each Fund are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting the Trust or the Distributor.

         The minimum initial purchase is generally $1,000 for each Class. Subsequent purchases must generally be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner Service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.


         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that does not exceed $1,000,000. The Fund will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. The Trust reserves the right to reject any order for the purchase of shares of a Fund if in the opinion of management such rejection is in the Fund's best interest.


         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price, which reflects a maximum front-end sales charge of 3.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares approximately eight years after purchase. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% for New Jersey Fund and Ohio Fund) of average daily net assets of such shares. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject. Unlike Class B Shares, Class C Shares do not convert to another class.


         Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to the Class A Shares, Class B Shares and Class C Shares, of any expenses under that Fund's 12b-1 Plans.


         Certificates representing shares purchased are not ordinarily issued in the Class A Shares, unless a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Trust for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% (currently, no more than 0.25% for New Jersey Fund and Ohio Fund pursuant to Board action) of average daily net assets of Class A Shares or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses.



Class A Shares

         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges , and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Front-End Sales Charge Alternative - Class A Shares in the Prospectus for a table illustrating reduced front-end sales charges. See also Special Purchase Features - Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.
         Certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of shares of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission

         As described more fully in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Charge Alternative - Class A Shares in the Prospectus for the applicable schedule and further details.


Contingent Deferred Sales Charge - Class B Shares and Class C Shares

         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived. During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus.


Plans Under Rule 12b-1

         Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


         In addition, each Fund may make payments out of the assets of Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% (currently, no more than 0.25% for New Jersey Fund and Ohio

Fund pursuant to Board action) of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. The Trust's Board of Trustees may reduce these amounts at any time.

         Effective June 1, 1992, the Board of Trustees has determined that the annual fee payable on a monthly basis for Class A Shares of Pennsylvania Fund, pursuant to its Plan, will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares that were acquired by shareholders on or after June 1, 1992, and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares that were acquired before June 1, 1992. While this is the method for calculating Class A Shares' 12b-1 expense, such expense is a Class expense so that all such shareholders of the Class, regardless of when they purchased their shares, will bear 12b-1 expenses at the same rate per share. As Class A Shares are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time. Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plan relating to Class A Shares will also increase (but will not exceed 0.30% of average daily net assets). In addition, the Board of Trustees set the fee for Class A Shares of New Jersey Fund and Ohio Fund at 0.25% of average daily net assets. While this describes the current basis for calculating the fees which will be payable under the Plans with respect to Class A Shares, such Plans permit a full 0.30% on all Class A Shares' assets to be paid at any time following appropriate Board approval.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from the Classes. Subject to seeking best price and execution, the Classes may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plans by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner, as specified above.

         Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Fund Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities . Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities , as well as by a majority vote of those trustees who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of a Fund's B Class . Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Trust having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.


         For the period ended February 28, 1998, payments from Class A Shares, Class B Shares and Class C Shares of Pennsylvania Fund amounted to $1,858,672, $353,243 and $18,950, respectively. Such amounts were used for the following purposes:

                                                  Class A Shares       Class B Shares       Class C Shares
Advertising                                          $7,456               $437                  ---

Annual/Semi-Annual Reports                           $12,744              ---                   ---

Broker Trails                                        $1,634,354           $84,604               $4,685

Broker Sales Charges                                 ---                  $139,948              $10,196

Dealer Service Expenses                              $4,292               $1,378                $425

Interest on Broker Sales Charges                     ---                  $106,769              $811

Commissions to Wholesalers                           $45,109              $12,278               $1,749

Promotional-Broker Meetings                          $95,755              $3,272                $197

Promotional-Other                                    $23,797              ---                   ---

Prospectus Printing                                  $14,563              ---                   ---

Telephone                                            $5,444               $719                  $97

Wholesaler Expenses                                  $15,158              $3,838                $790

Other                                                ---                  ---                   ---



         For the period ended February 28, 1998, payments from Class A Shares and Class B Shares of New Jersey Fund amounted to $1,855 and $56, respectively. Such amounts were used for the following purposes:

                                                   Class A Shares        Class B Shares
Advertising                                          ---                   ---

Annual/Semi-Annual Reports                           ---                   ---

Broker Trails                                        $260                  $15

Broker Sales Charges                                 ---                   $36

Dealer Service Expenses                              ---                   ---

Interest on Broker Sales Charges                     ---                   $3

Commissions to Wholesalers                           ---                   ---

Promotional-Broker Meetings                          $5                    $2

Promotional-Other                                    $1,440                ---

Prospectus Printing                                  $110                  ---

Telephone                                            $40                   ---

Wholesaler Expenses                                  ---                   ---

Other                                                ---                   ---


         For the fiscal year ended February 28, 1998, payments from Class A Shares of Ohio Fund amounted to $1,470. Such amounts were used for the following purposes:

                                                   Class A Shares

Advertising                                          ---
Annual/Semi-Annual Reports                           ---
Broker Trails                                        $18
Broker Sales Charges                                 ---
Dealer Service Expenses                              $22
Interest on Broker Sales Charges                     ---
Commissions to Wholesalers                           ---
Promotional-Broker Meetings                          $5
Promotional-Other                                    $1,252
Prospectus Printing                                  $104
Telephone                                            $14
Wholesaler Expenses                                  $50
Other                                                ---

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares

         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of fund shares in the Delaware Investments family.


Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


         Current and former officers, trustees and employees of the Trust, any other fund in the Delaware Investments family, the Manager or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Fund and any of the funds in the Delaware Investments family, including any fund that may be created, at net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of fund in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager, or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds available from the Delaware Investments family at net asset value.

         The Trust must be notified in advance that the trade qualifies for purchase at net asset value.


Letter of Intention

         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds available from the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.


Combined Purchases Privilege

         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other funds in the Delaware Investments family (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the

Manager or its affiliates in a stable value account may be combined with other holdings of shares of funds in the Delaware Investments family.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation

         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund as well as shares of any other class of any of the funds in the Delaware Investments family which offer such classes (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from shares from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited
CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares in the Prospectus to determine the applicability of the Right of Accumulation to their particular circumstances.


12-Month Reinvestment Privilege

         Holders of Class A Shares of a Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Fund or in Class A Shares of any of the other funds in the Delaware Investments family, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds available from the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.


         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales

Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus) in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan/Open Account

         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Classes in which an investor has an account (based on the net asset value in effect on the payable date) and will be credited to the shareholder's account on that date. Confirmations of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to a Fund Class. Such purchases, which must meet the minimum subsequent purchase requirements stated in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware  Investments Funds
         Subject to applicable eligibility and minimum initial purchase requirements of each fund and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest their dividends and/or distributions in any of the mutual funds available from the Delaware Investments family, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

         Subject to the following limitations, dividends and/or distributions from other funds available from the Delaware Investments family may be invested in shares of a Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for a Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact their Fund for proper instructions.

Wealth Builder Option

          Shareholders can use the Wealth Builder Option to invest in the Classes through regular liquidations of shares in their accounts in other mutual funds available from the Delaware Investments family. Shareholders of the Classes may elect to invest in one or more of the other mutual funds available from the Delaware Investments family through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus.

          Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds available from the Delaware Investments family, subject to the conditions and limitations set forth in the Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.


          Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

Asset Planner
         To invest in funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in funds in the Delaware Investments family. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing accounts in the Delaware Investments family into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. Also see Buying Class A Shares at Net Asset Value under Classes of Shares. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares, Class B Shares and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds available from the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other funds in the Delaware Investments family.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


         Orders for purchases of Class A Shares are effected at the offering price next calculated after receipt of the order by a Fund , its agent or certain other authorized persons. Orders for purchases of Class B Shares and Class C Shares are effected at the net asset value per share next calculated by a Fund after receipt of the order by a Fund, its agent or other certain authorized persons. See Distribution and Service under Investment Management Agreements. Selling dealers have the responsibility of transmitting orders promptly.


         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Trust will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.


         An example showing how to calculate the net asset value per share and, in the case of Class A Shares , the offering price per share, is included in the Trust's financial statements which are incorporated by reference into this Part B.


         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of Fund shares outstanding. In determining a Fund's total net assets, portfolio securities are valued at fair value, using methods determined in good faith by the trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of a Fund. In addition, money market instruments having a maturity of less than 60 days are valued at amortized cost. Expenses and fees are accrued daily.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the net asset value per share of each Class is expected to be equivalent.

REDEMPTION AND REPURCHASE

         Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund, at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for the Class A Shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee is required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. Each Fund may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.


         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund , or certain other authorized persons, subject to any applicable CDSC or Limited CDSC. See Distribution and Service under Investment Management Agreements. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.


         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.


         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus for the Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for the Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. A Fund will honor the redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.


         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.


         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances listed in the Prospectus, has remained below the minimum amounts required by the Funds' Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than $1,000 and will be allowed 60 days from that date of notice to make an additional investment to meet the required minimum of $1,000. See The Conditions of Your Purchase under How to Buy Shares in the Prospectus. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                      * * *

         The Fund has made available certain redemption privileges, as described below. Each Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days written notice to shareholders.


Expedited Telephone Redemptions
         Shareholders of the Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone number listed above. An authorization form must have been completed by the shareholder and filed with a Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to your Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Fund, the Fund may take up to seven days to pay the shareholder.

         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price or net asset value, as applicable for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund do not recommend any specific amount of withdrawal. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.


         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.


         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.


         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is investing in funds in the Delaware Investments family which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge -Class B Shares and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus. Shareholders should consult their financial adviser to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

DIVIDENDS AND DISTRIBUTIONS


         Each Fund declares a dividend from net investment income to its shareholders on a daily basis. Dividends are declared each day the Funds are open and are paid monthly on the first business day following the end of each month. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. Net investment income earned on days when the Funds are not open will be declared as a dividend on the next business day. Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying a Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of a Fund. Each Fund reserves the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.


         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares at the net asset value in effect on the first business day after month end, unless the shareholder elects to receive them in cash. The Trust will mail a quarterly statement showing dividends paid and all the transactions made during the period.

         Each Class of a Fund will share proportionately in the investment income and expenses of that Fund, except that each Class will alone incur distribution fees under its 12b-1 Plan. See Plans Under Rule 12b-1.

         Dividends are automatically reinvested in additional shares at net asset value on the payable date, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.


         Pennsylvania Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and Pennsylvania income taxes and from certain Pennsylvania state and local taxes. New Jersey Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and New Jersey income taxes and from certain New Jersey state and local taxes. In addition, Ohio Fund anticipates that substantially all dividends paid to shareholders will be exempt from federal and Ohio income taxes and from certain Ohio state and local taxes. Information concerning the tax status of dividends and distributions will be mailed to shareholders annually, including what portion, if any, of a Fund's distribution is subject to the federal alternative minimum tax should that Fund invest in "private purpose" bonds.

TAXES

Federal Income Tax Aspects

         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code, so as not to be liable for federal income tax to the extent its earnings are distributed. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

         Distributions by a Fund representing net interest received on municipal bonds are considered tax-exempt and are not includable by shareholders in gross income for federal income tax purposes because the Fund intends to meet the requirements of the Code applicable to regulated investment companies distributing exempt-interest dividends. Although exempt from regular federal income tax, interest paid on certain types of municipal obligations is deemed to be a preference item under federal tax law and is subject to the federal alternative minimum tax.

         For federal income tax purposes, portfolio securities of Pennsylvania Fund, New Jersey Fund and Ohio Fund had net unrealized appreciation at February 28, 1998 of $58,246,240, $33,944 and $37,471, respectively, on the basis of specific cost.

         Distributions representing net interest income received by a Fund from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by that Fund, if any, will be taxable to shareholders as ordinary income and will not qualify for the deduction for dividends-received by corporations. Distributions of long-term capital gains realized by a Fund, if any, will be taxable to shareholders as long-term capital gains regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Statements as to the tax status of each investor's dividends or distributions will be mailed annually. The percentage of taxable income at the end of the year will not necessarily bear relationship to the experience over a shorter period of time. Shareholders may incur a tax liability for federal, state and local taxes upon the sale or redemption of shares of a Fund.

         Section 265 of the Code provides that interest paid on indebtedness incurred or continued to purchase or carry obligations the interest on which is tax-exempt, and certain expenses associated with tax-exempt income, are not deductible. It is probable that interest on indebtedness incurred or continued to purchase or carry shares of a Fund is not deductible.

         A Fund may not be an appropriate investment for persons who are "substantial users" of facilities financed by "industrial development bonds" or for investors who are "related persons" thereof within the meaning of Section 103 of the Code. Persons who are or may be considered "substantial users" should consult their tax advisers in this matter before purchasing shares of a Fund.

         Each Fund intends to use the "average annual" method of allocation in the event a Fund realizes any taxable interest income. Under this approach, the percentage of interest income earned that is deemed to be taxable in any year will be the same for each shareholder who held shares of a Fund at any time during the year.

State and Local Taxes

         See Taxes in the Prospectus for a discussion of Pennsylvania, New Jersey and Ohio taxation. Shares of a Fund may be taxable for purposes of, as applicable, Pennsylvania, New Jersey or Ohio inheritance and estate tax.

         Shareholders of the Pennsylvania Fund who are residents of the City of Pittsburgh may be required to pay Pittsburgh School District and City personal property tax on their equitable interest of that portion of the assets of the Fund which are not exempt from such tax. However, since the Trust's inception, none of its assets have been liable for such tax.

         Distributions by a Fund may not be exempt from state or local income tax in states other than, as applicable, Pennsylvania, New Jersey or Ohio . Shareholders of each Fund are advised to consult their own tax adviser in this regard.

         Under the Taxpayer Relief Act of 1997 (the "1997 Act"), each Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Pre-Act long-term capital gains" or "28 percent rate gain": securities sold by a Fund before May 7, 1997, that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "Mid-term capital gains" or "28 percent rate gain": securities sold by a Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by a Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by a Fund after July 28, 1997 that were held for more than 18 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares (any loss is disallowed) in order to qualify such shares as qualified 5-year property as though purchased after December 31, 2000. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the 5 year holding period.

INVESTMENT MANAGEMENT AGREEMENTS

         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of the Trust's Board of Trustees.


         The Manager and its predecessors have been managing the funds in Delaware Investments since 1938. On February 28, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $43 billion in assets in the various institutional or separately managed (approximately $26,197,402,000) and investment company (approximately $17,174,294,000) accounts.


         The Investment Management Agreement for Pennsylvania Fund is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Investment Management Agreement for each of New Jersey Fund and Ohio Fund is dated September 2, 1997 and was approved by shareholders on August 29, 1997.


         The Agreements have an initial term of two years and may be further renewed after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements are terminable without penalty on 60 days notice by the directors of the Trust or by the Manager. The Agreements will terminate automatically in the event of their assignment.

         New Jersey Fund's and Ohio Fund's Investment Management Agreements provide that each respective Fund shall pay the Manager a management fee equal to (on an annual basis) 0.55% on the first $500 million of average daily net assets of the Fund, 0.525% on the next $500 million and 0.50% on the average daily net assets in excess of $1 billion. Beginning January 22, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by New Jersey Fund and Ohio Fund and to pay certain of these Funds' expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Funds do not exceed 0.25% (exclusive of taxes, interest, brokerage commissions , extraordinary expenses and 12b-1 Plan expenses. The Manager elected voluntarily to waive that portion, if any, of the annual management fees payable by these Funds and to pay the expenses to the extent necessary to ensure that the Total Operating Expenses of each Class of the Funds did not exceed 0.75% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 Plan expenses).


         Pennsylvania Fund's Investment Management Agreement provides that the Fund shall pay the Manager a management fee equal to (on an annual basis) 0.60% on the first $500 million of the Fund's average daily net assets, 0.575% on the next $250 million and 0.55% on the average daily net assets in excess of $750 million, less all trustees' fees paid to the unaffiliated trustees of the Fund.


         On February 28, 1998, the total net assets of the Trust were $960,053,000, broken down as follows:


             Pennsylvania Fund                          $957,564,000
             New Jersey Fund                              $1,288,000
             Ohio Fund                                    $1,201,000

         On February 28, 1998, the total net assets for each Fund and investment management fees paid for each Fund for the past three fiscal years were as follows:


Fund                           February 28, 1998            February 28, 1997              February 28, 1996
Pennsylvania Fund              $5,604,856 earned            $5,727,742 earned              $5,877,033 earned
                               $5,604,856 paid              $5,727,742 paid                $5,877,033 paid
                               $0 waived                    $0 waived                      $0 waived

New Jersey Fund(1)             $3,235 earned                N/A                            N/A
                               $0 paid                      N/A                            N/A
                               $3,235 waived                N/A                            N/A

Ohio Fund(1)                   $2,856 earned                N/A                            N/A
                               $0 paid                      N/A                            N/A
                               $2,856 waived                N/A                            N/A

(1) Commenced operations on September 3, 1997.

         Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by the Funds. The Manager pays the salaries of all trustees, officers and employees of each Fund who are affiliated with the Manager. Each Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses. The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

Distribution and Service

         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor for Pennsylvania Fund under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995. The Distributor serves as the national distributor for New Jersey Fund and Ohio Fund under separate Distribution Agreements dated September 2, 1997. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of the Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Delaware Distributors, Inc. ("DDI") is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an amended and restated agreement dated September 2, 1997. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.

         Certain officers and trustees of the Trust hold identical positions in each of the other funds available from the Delaware Investments family. As of March 31, 1998, the Trust's officers and trustees, as a group, owned less than 1% of each of the Class A Shares, B Shares and C Shares of Tax-Free Pennsylvania Fund, Tax-Free New Jersey Fund and Tax-Free Ohio Fund.

         As of March 31, 1998, management believes the following accounts held 5% or more of the outstanding shares of Class A Shares, Class B Shares and Class C Shares of each Fund:

Class                            Name and Address of Account                    Share Amount                Percentage

Tax-Free Pennsylvania            Merrill Lynch, Pierce, Fenner & Smith            6,671,639                    6.16%
Fund Class A Shares              For the Sole Benefit of its Customers
                                 Attn: Fund Admin. Sec.
                                 4800 Dear Lake Drive East, 2nd Floor
                                 Jacksonville, FL 32246

Tax-Free Pennsylvania            Merrill Lynch, Pierce, Fenner & Smith              267,384                    5.93%
Fund Class B Shares              For the Sole Benefit of its Customers
                                 Attn: Fund Administration
                                 4800 Dear Lake Drive East, 2nd Floor
                                 Jacksonville, FL 32246

Tax-Free Pennsylvania            Christopher Stephano, Jr. and                       44,744                   13.27%
Fund Class C Shares              Joanne Stephano
                                 1152 Thrush Lane
                                 Norristown, PA 19403

                                 Mennonite Foundation, Inc.                          44,448                   13.18%
                                 P.O. Box 483
                                 1110 North Main Street
                                 Goshen, IN 46526

                                 David N. Arms and                                   42,655                   12.65%
                                 Janet E. Arms JT WROS
                                 2147 Deep Creek Road
                                 Perkiomenville, PA 18074

                                 Francis A Gress                                     17,900                    5.31%
                                 1701 Hottle Road
                                 Coopersburg, PA 18036





Class                            Name and Address of Account                    Share Amount               Percentage
Tax-Free New Jersey              Lincoln National Life Insurance Co.                186,083                   92.43%
Fund Class A Shares              c/o Lincoln Investment Management, Inc.
                                 Attn: Carol A. Schmidt
                                 200 East Berry Street
                                 Fort Wayne, IN 46802

Tax-Free New Jersey              Wheat First Securities, Inc.                        15,812                   35.72%
Fund Class B Shares              John A. Lanckowski and
                                 Lillian Lanckowski
                                 4 Delford Drive
                                 North Cape May, NJ 08204

                                 Jaquelin Ollagnon                                    8,070                   18.23%
                                 Pierre Ollagnon JT TEN
                                 260 Leonardville Road
                                 Belford, NJ 07718

                                 Irmgard I. Harvey                                    7,018                   15.85%
                                 61 Corlies Avenue
                                 Eatontown, NJ 07724

                                 Jacqueline Small                                     4,348                    9.82%
                                 Terry Small JT TEN
                                 118 Vesper Avenue
                                 Westmont, NJ 08108

                                 Elizabeth A. Cole                                    3,467                    7.83%
                                 1808 Doolittle Drive
                                 Bridgewater, NJ 08807

                                 Merrill Lynch, Pierce, Fenner & Smith                2,942                    6.64%
                                 For the Sole Benefit of its Customers
                                 Attn: Fund Administration
                                 4800 Dear Lake Drive East,  2nd Floor
                                 Jacksonville, FL 32246

                                 Wanda S. Toman                                       2,600                    5.87%
                                 #7 MacArthur Blvd. - 912 N
                                 Westmont, NJ 08108

Tax-Free New Jersey              Delaware Management Company, Inc.                        1                  100.00%
Fund Class C Shares              Attn: Joseph H. Hastings
                                 1818 Market Street, 17th Floor
                                 Philadelphia, PA 19103



Class                            Name and Address of Account                     Share Amount               Percentage
Tax-Free Ohio Fund               Lincoln National Life Insurance Company            186,233                   88.52%
Class A Shares                   c/o Lincoln Investment Management, Inc.
                                 Attn: Carol A. Schmidt
                                 200 East Berry Street
                                 Fort Wayne, IN 46802

                                 David J. Littell and                                13,325                    6.33%
                                 Mary Ann Littell JT WROS
                                 3804 Long Road
                                 Avon, OH 44011

Tax-Free Ohio Fund               Delaware Management Company, Inc.                        1                  100.00%
Class B Shares                   Attn: Joseph H. Hastings
                                 1818 Market Street
                                 Philadelphia, PA 19103

Tax-Free Ohio Fund               Delaware Management Company, Inc.                        1                100.00%
Class C Shares                   Joseph H. Hastings
                                 1818 Market Street
                                 Philadelphia, PA 19103

         DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of the Trust. hold identical positions in each of the other funds available from the Delaware Investments family. Trustees and principal officers of the Trust are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (60)
         Chairman and Trustee and/or Director of the Trust, 33 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.
         Chairman, President, Chief Executive Officer and Director of DMH Corp.,
                   Delaware Distributors, Inc. and Founders Holdings, Inc. Chairman, President, Chief Executive Officer, Chief Investment Officer
                   and Director/Trustee of Delaware Management Company, Inc.
                   and Delaware Management Business Trust
         Chairman, President, Chief Executive Officer and Chief Investment
                   Officer of Delaware Management Company (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Chief Investment Officer of
                   Delaware Investment Advisors (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Director of Delaware
                   International Advisers Ltd., Delaware International Holdings Ltd. and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delvoy, Inc.
         Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and Delaware Investment &
                   Retirement Services, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

* Jeffrey J. Nick (45)
         President, Chief Executive Officer and Trustee and/or Director of the
                   Trust and 33 other investment companies in the Delaware Investment family.

             President and Director of Delaware Management Holdings, Inc. President, Chief Executive Officer and Director of Lincoln National
                  Investment Companies, Inc.
             President of Lincoln Funds Corporation
             From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
                  National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

 Richard G. Unruh, Jr. (58)
            Executive Vice President of the Trust and 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Capital Management, Inc.
            President of Delaware Investment Advisers (a series of Delaware
                  Management Business Trust)
            Executive Vice President and  Director/Trustee of Delaware
                  Management Company, Inc. and Delaware Management Business
                  Trust
            Director of Delaware International Advisers Ltd.
            During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.


----------------------
* Trustee affiliated with the Trusts investment manager and considered an "interested person" as defined in the 1940 Act.

Paul E. Suckow (50)
           Executive Vice President/Chief Investment Officer, Fixed Income of the Trust, 33 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and
                  Delaware Management Holdings, Inc.
           Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc. and
                  Delaware Management Business Trust
           Director of Founders CBO Corporation
           Director of HYPPCO Finance Company Ltd.
           Before returning to Delaware Investments in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

 David K. Downes (58)
           Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer of the Trust, 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and
                  Delaware Distributors, L.P.
           Executive Vice President, Chief Financial Officer, Chief
                  Administrative Officer and Trustee of Delaware Management Business Trust
           Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.

           President, Chief Executive Officer, Chief Financial Officer and
                  Director of Delaware ServiceCompany, Inc.
           President, Chief Operating Officer, Chief Financial Officer and
                  Director of Delaware International Holdings Ltd.
           Chairman, Chief Executive Officer and Director of Delaware Management
                  Trust Company and
           Delaware Investment & Retirement Services, Inc.
           Director of Delaware International Advisers Ltd.
           Vice President of Lincoln Funds Corporation
           During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (70)
           Trustee and/or Director of the Trust and 33 other investment companies in the Delaware Investments family
           460 North Gulph Road, King of Prussia, PA 19406 Board Chairman, Citadel Constructors, Inc.
           From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (59)
         Trustee and/or Director of the Trust and 33 other investment companies in the Delaware Investments family
         500 Fifth Avenue, New York, NY  10110
         Founder and Managing Director, Anthony Knerr & Associates
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                  Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University.
                  In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Trustee and/or Director of the Trust and 33 other investment companies in the Delaware Investments family
         785 Park Avenue, New York, NY  10021
         Treasurer, National Gallery of Art
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Trustee and/or Director of the Trust and 33 other investment companies in the Delaware Investments family
         City Hall, Philadelphia, PA  19107
         Philadelphia City Councilman.

Thomas F. Madison (62)
         Trustee and/or Director of the Trust and 33 other investment companies in the Delaware Investments family
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402 President and Chief Executive Officer, MLM Partners, Inc.
         Mr. Madison has also been Chairman of the Board of Communications
                  Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to
                  1993, he was President of U.S. WEST Communications--Markets.

 Charles E. Peck (72)
         Trustee and/or Director of the Trust and 33 other investment companies in the Delaware  Investments family
         P.O. Box 1102, Columbia, MD  21044
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.

George M. Chamberlain, Jr. (51)
         Senior Vice President, Secretary and General Counsel of the Trust, 33 other investment companies n the Delaware Investments family, Delaware Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management
                  Holdings, Inc.
         Senior Vice President, Secretary, General Counsel and Director/Trustee of DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. , Delaware Capital Management, Inc., Delvoy, Inc. and Delaware Management Business Trust
         Executive Vice President, Secretary, General Counsel and Director of
                  Delaware Management Trust Company
         Senior Vice President and Director of Delaware International Holdings
                  Ltd.
         Director of Delaware International Advisers Ltd.
         Secretary of Lincoln Funds Corporation
         Attorney.
         During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

 Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of the Trust., 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller and Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc. , Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust
         Chief Financial Officer/Treasurer of Delaware Investment & Retirement
                  Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation Treasurer of Lincoln Funds Corporation
         During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.


Michael P. Bishof (35)
         Senior Vice President/Treasurer of the Trust, 33 other investment companies in the Delaware Investments family and Founders
                  Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
                  Company, Inc., Delaware Management Company (a series of
                  Delaware Management Business Trust) and Delaware Service
                  Company, Inc.
         Senior Vice President and Treasurer/Manager of Investment Accounting of Delaware Distributors, L.P. and Delaware Investment
                  Advisers (a series of Delaware Management Business Trust)
         Senior Vice President and Manager of Investment Accounting of Delaware
                  International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management,
                  New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

Patrick P. Coyne (34)
         Vice President/Senior Portfolio Manager of the Trust, and 19 other funds in the Delaware Investments family, Delaware Management
                  Company, Inc., Delaware Management Company (a series of
                  Delaware Management Business Trust), Delaware investment
                  Advisers (a series of Delaware Management Business Trust) and
                  Delaware Capital
                  Management, Inc.
         During the past five years, Mr. Coyne has served in various capacities at different times within the Delaware organization.

Mitchell L. Conery (38)
         Vice President/Senior Portfolio Manager of the Trust, 19 other funds in the Delaware Investments family, Delaware Management
                  Company, Inc., Delaware Management Company (a series of
                  Delaware Management Business Trust), Delaware investment
                  Advisers (a series of Delaware Management Business Trust) and
                  Delaware Capital Management, Inc.
         Before joining the Delaware Investments in 1997, Mr. Conery was an investment officer with Traveler Insurance from 1995 through 1996 and a research analyst with CS First Boston from 1992 to 1995.


         The following is a compensation table listing for each trustee entitled to receive compensation, the aggregate compensation received from the Funds and the total compensation received from all funds in Delaware Investments for the fiscal year ended February 28, 1998 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of February 28, 1998.


                                                          Pension or                                    Total
                                                          Retirement             Estimated          Compensation
                                                           Benefits               Annual            from all  34
                                    Aggregate              Accrued               Benefits       Investment Companies
                                  Compensation            as Part of               Upon              in Delaware
Name                             from the Trust         Trust Expenses        Retirement(1)         Investments(2)
W. Thacher Longstreth                $2,937                 None                 $38,500               $61,202
Ann R. Leven                         $3,297                 None                 $38,500               $66,702
Walter P. Babich                     $3,231                 None                 $38,500               $65,702
Anthony D. Knerr                     $3,231                 None                 $38,500               $65,702
Charles E. Peck                      $2,842                 None                 $38,500               $58,057
Thomas F. Madison(3)                 $2,357                 None                 $38,500               $53,057

(1) Under the terms of the Delaware Investments Retirement Plan for Directors/Trustees, each disinterested trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Investments family for a period equal to the lesser of the number of years that such person served as a trustee/director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each fund at the time of such person's retirement. If an eligible trustee/director retired as of February 28, 1998, he or she would be entitled to annual payments totaling $38,500, in the aggregate, from all of the funds in the Delaware Investments family, based on the number of funds available from the Delaware Investments family as of that date.

(2) Each independent director/trustee currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all funds in Delaware Investments, plus $3,145 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, and Anthony D. Knerr serve on the Trust's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all funds, with the exception of the chairperson, who receives $6,000.

(3)      Thomas F. Madison joined the Board of Trustees on April 30, 1997.

EXCHANGE PRIVILEGE


         The exchange privileges available for shareholders of a Fund's classes and for shareholders of classes of other funds available from the Delaware Investments family are set forth in the relevant prospectuses for such classes. The following supplements that information. Each Fund may modify, terminate or suspend the exchange privilege upon 60 days notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds available from the Delaware Investments family. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.


         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.


         In addition, investment advisers and dealers may make exchanges between funds available from the Delaware Investments family on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.


Telephone Exchange Privilege

         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds available from the Delaware Investments family. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.


         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.


         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds available from the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Prospectus, neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.


Right to Refuse Timing Accounts

         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in funds in the Delaware Investments family from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.


Restrictions on Timed Exchanges

         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight funds in the Delaware Investments family: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Pennsylvania Fund. No other funds in the Delaware Investments family are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in funds in the Delaware Investments family not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).


         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                      * * *


         Following is a summary of the investment objectives of the other funds in the Delaware Investments family:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short-and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers 16 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short-and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.


         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.


         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.


         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION


         The Manager is the investment manager of each Fund. The Manager also provides investment management services to certain other funds available from the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion[ SM] III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 16 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the mutual funds in the Delaware Investments family available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for the Funds and for the other mutual funds in the Delaware Investments family. The Distributor received net commissions from each Fund on behalf of Class A Shares, after reallowances to dealers, as follows:


                                     Pennsylvania Fund Class A Shares
                          Total Amount             Amounts              Net
                         of Underwriting          Reallowed         Commission
 Fiscal Year Ended         Commissions           to Dealers         to DDLP/DDI
     2/28/98                $854,358               $720,774          $133,584
     2/28/97              $1,327,771             $1,103,552          $224,219
     2/29/96              $1,812,149             $1,508,209          $303,940

                                       New Jersey Fund Class A Shares
                          Total Amount            Amounts             Net
                         of Underwriting         Reallowed        Commission
 Fiscal Year Ended         Commissions          to Dealers        to DDLP/DDI
     2/28/98*                $1,217               $1,039             $178

*Date of initial public offering of New Jersey Fund Class A Shares was September 3, 1997.

                                    Ohio Fund Class A Shares
                      Total Amount            Amounts                Net
                     of Underwriting         Reallowed           Commission
Fiscal Year Ended      Commissions          to Dealers           to DDLP/DDI
    2/28/98*              $370                 $325                  $45


*Date of initial public offering of Ohio Fund Class A Shares was September 3, 1997.

         The Distributor and, in its capacity as such, DDI received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

                                   Pennsylvania Fund
                                 Limited CDSC Payments

           Fiscal Year Ended                                Class A Shares
               2/28/98                                          $-0-
               2/28/97                                          $-0-
               2/29/96                                          $-0-


                                      New Jersey Fund
                                   Limited CDSC Payments
           Fiscal Year Ended                                Class A Shares
               2/28/98*                                          $-0-

*Date of initial public offering of New Jersey Fund Class A Shares was September 3, 1997.

                                         Ohio Fund
                                   Limited CDSC Payments
           Fiscal Year Ended                                Class A Shares
                 2/28/98*                                          $-0-


*Date of initial public offering of Ohio Fund Class A Shares was September 3, 1997.

         The Distributor and, in its capacity as such, DDI received in the aggregate CDSC payments with respect to Class B Shares of Pennsylvania Fund and New Jersey Fund as follows:

                              Pennsylvania Fund
           CDSC Payments
         Fiscal Year Ended                                Class B Shares
             2/28/98                                        $80,989
             2/28/97                                        $41,770
             2/29/96                                        $47,610

                              New Jersey Fund
                               CDSC Payments

           Period Ended                                   Class B Shares
             2/28/98*                                         $-0-


*Date of initial public offering of New Jersey Fund Class B Shares was September 3, 1997.

         The Distributor received CDSC payments with respect to Class C Shares of Pennsylvania Fund as follows:

                                 Pennsylvania Fund
                                   CDSC Payments
          Fiscal Year Ended                                Class C Shares
              2/28/98                                         $2,620
              2/28/97                                         $1,818
              2/29/96*                                         $-0-


*Date of initial public offering of Pennsylvania Fund Class C Shares was November 29, 1995.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Funds and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the unaffiliated trustees. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating a Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to delete the words "Delaware Group" from the Trust's name.

         Bankers Trust Company ("Bankers Trust"), One Bankers Trust Plaza, New York, NY 10006, is custodian of Pennsylvania Fund's securities and cash, and The Chase Manhattan Bank ("Chase"), Chase Metrotech Center, Brooklyn, NY 11245, is custodian of New Jersey Fund's and Ohio Fund's securities and cash. As custodians for the Funds, Bankers Trust and Chase each maintains a separate account or accounts for that Fund; receives, holds and releases portfolio securities on account of that Fund; receives and disbursements of money on behalf of that Fund; and collects and receives income and other payments and distributions on account of that Fund's portfolio securities.


Shareholder and Trustee Liability

         Under Pennsylvania law, shareholders of a Fund may, under certain circumstances, be held personally liable as partners for the obligations of a Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of a Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Fund or the trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust provides for indemnification out of a Fund property of any shareholder held personally liable for the obligations of a Fund. The Declaration of Trust also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.


         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.




Capitalization

         The Trust currently offers three series of shares, Tax-Free Pennsylvania Fund, Tax-Free New Jersey Fund and Tax-Free Ohio Fund. Each Fund currently offers three classes of shares and has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. All shares have equal voting rights, except as noted below, no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in the assets of a Fund and have the same voting and other rights and preferences, as the other classes of that Fund. As a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by that Fund under the Plan relating to Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the Classes according to asset size, except that expenses of the Rule 12b-1 Plans of Class A Shares, Class B Shares and Class C Shares will be allocated solely to those classes.

         Prior to September 2, 1997, Delaware Group State Tax-Free Income Trust was known as DMC Tax-Free Income Trust - Pennsylvania. From May 18, 1992 to August 29, 1997, DMC Tax-Free Income Trust-Pennsylvania was known as and did business as Tax-Free Pennsylvania Fund. Prior to May 2, 1994, Tax-Free Pennsylvania Fund A Class was known as Tax-Free Pennsylvania Fund.

Noncumulative Voting
         Trust shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Trust voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.


         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

APPENDIX A -
INVESTING IN  PENNSYLVANIA, NEW JERSEY AND OHIO TAX-EXEMPT OBLIGATIONS

Investing in Pennsylvania Tax-Exempt Obligations
         The following information constitutes only a brief summary, does not purport to be a complete description, and is derived from official statements prepared in connection with the issuance of bonds and notes of the Commonwealth of Pennsylvania (the "Commonwealth") and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the Commonwealth or of local government units located in the Commonwealth. The Fund has not independently verified this information.

         Pennsylvania is the fifth most populous state, behind California, New York, Texas and Florida. Pennsylvania is an established yet growing state with a diversified economy.

         The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bonded indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

         For the five year period from fiscal 1993 through fiscal 1997, revenues and other sources (determined on a general accepted accounting principles - "GAAP" - basis) increased by an average annual rate of 4.7%. Intergovernmental revenues increased by an average annual rate of 8.5% due, in part, to an accounting change. Tax revenues during this period increased an average of 4.1%.

         Expenditures and other uses during the fiscal 1993 through fiscal 1997 period rose at an average annual rate of 4.9%, led by increases of 13.8% for protection of persons and property. Efforts to control costs for various social welfare programs and the presence of favorable economic conditions have led to a modest 5.7% increase for public health and welfare costs for the five year period.

         The fund balance at June 30, 1997 totaled $1,364.9 million, an increase of $729.7 million over the $635.2 million balance at June 30, 1996.

         The fiscal 1996 unappropriated surplus (prior to transfer to the Tax Stabilization Reserve Fund) was $183.8 million, $65.5 million above estimate. Expenditures from Commonwealth revenues, including $113 million of supplemental appropriations (but excluding pooled financing expenditures) totaled $16,074.7 million. Expenditures exceeded available revenues and lapses by $253.2 million. The difference was funded from a planned partial drawdown of the $437 million fiscal year adjusted beginning unappropriated surplus.

         Commonwealth revenues (prior to tax refunds) for fiscal 1996 increased by $113.9 million over the prior year to $16,338.5 million (representing a growth rate of .7%). Tax rate reductions and other law changes substantially reduced the amount and rate of revenue growth for the fiscal year. It is estimated the tax changes enacted for the fiscal year reduced Commonwealth revenues by $283.4 million.

         For GAAP purposes, the fiscal 1996 fund balance was drawn down $53.1 million to $635.2 million. A planned draw down of the budgetary unappropriated surplus during the fiscal year contributed to expenditures and other uses exceeding revenues and other sources by $28.0 million. As a result, the unreserved fund balance declined by $61.1 million, reducing the balance to $381.8 million at the end of fiscal 1996. Total revenues and other sources increased by 8.7% for the fiscal year, led by a 24.2% increase in intergovernmental revenues (due mainly to an accounting change in the way in which food stamp coupon revenue received from the federal government is counted as income to the Commonwealth). Expenditures and other uses increased by 8.6% for fiscal 1996.

         The unappropriated balance of Commonwealth revenues increased during the 1997 fiscal year by $432.9 million to $591.4 million (prior to reserves for transfer to the Tax Stabilization Reserve Fund) at the close of the fiscal year. Higher than estimated revenues and slightly lower expenditures than budgeted caused the increase. Transfers to the Tax Stabilization Reserve Fund for fiscal 1997 operations will be $88.7 million representing the normal fifteen percent of the ending unappropriated balance, plus an additional $100 million authorized by the General Assembly when it enacted the fiscal 1998 budget.

         Commonwealth revenues (prior to tax refunds) during the fiscal year totaled $17,320.6 million, $576.1 million (3.4%) above the estimate made at the time the budget was enacted. Revenue from taxes was the largest contributor to higher than estimated receipts. Tax revenue in fiscal 1997 grew 6.1% over tax revenues in fiscal 1996. This rate of increase was not adjusted for legislated tax reductions that affected receipts during both of those fiscal years and therefor understates the actual underlying rate of growth of tax revenue during fiscal 1997. Non-tax revenues were $19.8 million (5.8%) over estimate mostly due to higher than anticipated interest earnings.

         Expenditures from Commonwealth revenues (excluding pooled financing expenditures) during fiscal 1997 totaled $16,347.7 million and were close to the estimate made in February 1997 with the presentation of the Governor's fiscal 1998 budget request. Total expenditures represent an increase over fiscal 1996 expenditures of 1.7%. Lapses of appropriation authority during the fiscal year totaled $200.6 million compared to an estimate of $100 million. The higher amount of appropriation lapses was used to support an additional $79.8 million in fiscal 1997 supplemental appropriations over the February 1997 estimates. Supplemental appropriations for fiscal 1997 totaled $169.3 million.

         For GAAP purposes, assets in fiscal 1997 increased $563.4 million and liabilities declined $166.3 million to produce a $729.7 million increase in the fund balance at June 30, 1997. Total revenues and other sources rose 3.5% for fiscal 1997. An increase of 5.5% in tax revenue aided by and improving state economy was partially offset by a $175.2 million decline in intergovernmental revenues. Expenditures and other uses increased by 1% for the fiscal year.

         The budget for fiscal 1998 was enacted in May 1997. Commonwealth revenues for the fiscal year at the time were estimated to be $17,435.4 million before reserves for tax refunds. That estimate represented an increase over estimated fiscal 1997 Commonwealth revenues of 1.0%. Although fiscal 1997 revenues exceeded the estimate, the adopted fiscal 1998 budget revenue estimate remains unchanged and represented a 0.7% increase over actual fiscal 1997 revenues. Fiscal 1998 estimates for Commonwealth revenues are based on an economic forecast for national economic growth to slow through the remainder of calendar year 1997. A growth rate of just above 1.0% is anticipated to be maintained for the last two quarters of the fiscal year and result in a 1.2% growth rate in real gross domestic product for the second calendar quarter of 1998 over the second quarter of 1997. This anticipated rate of economic growth is a result of anticipated slowing of gains in consumer spending, business investment and residential housing. Inflation is projected to remain modest and the unemployment rate is expected to reach 6.0% by the second calendar quarter of 1998.

         The rate of anticipated growth of Commonwealth revenues is also affected by the enactment of tax reductions and tax revenue dedications effective for the 1998 fiscal year. Excluding these newly enacted changes, revenues are projected to increase by 2.4% during fiscal 1998. Tax reductions enacted for the 1998 fiscal year budget totaled an estimated $170.6 million, including $16.2 million that is reflected in higher projected tax refunds. Major changes to taxes enacted for fiscal 1998 include: (i) the repeal of the sales and use tax on computer services ($79.1 million); (ii) an increase in the amount of income that is exempt from the personal income tax for low-income families ($25.4 million); (iii) enactment of a research and development tax credit program for business ($15.0 million); (iv) conforming state tax laws to federal laws for subchapter S corporations and limited liability companies ($16.3 million); and various other miscellaneous changes.

         The reserve for tax refunds for fiscal 1998 has been increased by 21.3% to $655.0 million. A portion of the additional reserves reflect tax refund liabilities that are expected to result in cash payments in a subsequent fiscal year.

         Appropriations enacted for fiscal 1998 are 3.7% ($618 million) above appropriations enacted for fiscal 1997 (including supplemental appropriations). Major funding increases provided by the fiscal 1998 budget include: (i) $166 million of appropriations for elementary and secondary education plus an estimated $51 million in reduced employer retirement contributions payable by local school districts due to a reduction in the contribution rate; (ii) $42 million for higher education institutions plus $16 million for student scholarships; (iii) $70 million for higher caseload, utilization, and cost of nursing home care; (iv) $60 million for economic development assistance through programs providing incentive grants and loans; and (v) $38 million for corrections including $17 million for operating costs for new and expanded facilities. The balance of the increase is spread over many other departments and program operations.

         Through January, 1997, Commonwealth revenues are $211.4 million (2.4%) above estimate. In the Governor's proposed fiscal 1999 General Fund budget, the estimate of Commonwealth revenues anticipated for fiscal 1998 has been increased by $231.1 million, raising the year-over-year increase to 2.1%.

         In February 1998, the Governor presented his proposed General Fund budget for fiscal 1999. Revenue estimates in the proposed budget were developed using a national economic forecast with a projected real gross domestic product growth annual rate below 2%. Total Commonwealth revenues before reductions for tax refunds and proposed tax changes are estimated to be $18,191.0 million, 2.9% above revised estimated for fiscal 1997. Proposed appropriations from those revenues total $17,787.4 million, a 3% increase over currently estimated appropriations for fiscal 1998. As proposed, the fiscal 1999 budget assumes the draw-down of the currently estimated $280.6 million unappropriated surplus at June 30, 1998. The proposed fiscal 1999 budget included 5 proposed tax reductions represented an estimated $128.1 million dollars (.7%) of fiscal 1999 revenues.

         Pennsylvania has historically been identified as a heavy industry state although that reputation has changed over the last thirty years as the coal, steel and railroad industries declined and the Commonwealth's business environment readjusted to reflect a more diversified industrial base. The

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economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation. Currently, the major source of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Non-agricultural employment in Pennsylvania over the ten years ending in 1996 increased at an annual rate of 1.03%. This compares to a 0.41% for the Middle Atlantic region and 1.8% for the United States as a whole during the period 1986 through 1996. For the three years ending in 1996, employment in the Commonwealth has increased 3.6%, as compared to 3.0% growth in the Middle Atlantic region. The unemployment rate in Pennsylvania for January, 1997 stood at a seasonably adjusted rate of 4.6%. The seasonably adjusted national unemployment rate for January, 1997 was 4.7%.

         The current Constitutional provisions pertaining to Commonwealth debt permit the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster; (ii) electorate-approved debt; (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

         Debt service on all bonded indebtedness of Pennsylvania, except that issued for highway purposes or the benefit of other special revenue funds, is payable from Pennsylvania's General Fund, which receives all Commonwealth revenues that are not specified by law to be deposited elsewhere. As of June 30, 1997, the Commonwealth had $4,795.1 million of general obligation debt outstanding.

         Other state-related obligations include "moral obligations." Moral obligation indebtedness may be issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency that provides financing for housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia, a municipal authority organized by the City of Philadelphia to, among other things, acquire and prepare various sites for use as intermediate care facilities for the mentally handicapped. PHFA's bonds, but not its notes, are partially secured by a capital reserve fund required to be maintained by PHFA in an amount equal to the maximum annual debt service on its outstanding bonds in any succeeding calendar year. PHFA is not permitted to borrow additional funds as long as any deficiency exists in the capital reserve fund.

         The Commonwealth, through several of its departments and agencies, has entered into various agreements to lease, as lessee, certain real property and equipment, and to make lease payments for the use of such property and equipment. Some of these leases and their respective lease payments are, with Commonwealth approval, pledged as security for debt obligations issued by certain public authorities or other entities within the state. All lease payments due from Commonwealth departments and agencies are subject to and dependent upon an annual spending authorization approved through the Commonwealth's annual budget process. The Commonwealth is not required by law to appropriate or otherwise provide monies from which the lease payments are to be made. The obligations to be paid from such lease payments are not bonded debt of the Commonwealth.

         Certain state-created agencies have statutory authorization to incur debt for which state appropriations to pay debt service thereon is not required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Pennsylvania appropriations. In addition, the Commonwealth maintains pension plans covering state employees, public school employees and employees of certain state-related organizations. For their fiscal years ended in 1997 the State Employees' Retirement System had no accrued unfunded liability (or any surplus) and the Public School Employees' Retirement System had a total unfunded actuarial accrued surplus of $1,663 million.

         The City of Philadelphia is the largest city in the Commonwealth with an estimated population of 1,585,577 according to the 1990 Census. Legislation providing for the establishment of Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist Philadelphia in remedying fiscal emergencies was enacted by the Pennsylvania General Assembly and approved by the Governor in June 1991. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. At this time, Philadelphia is operating under a five year fiscal plan approved by PICA on May 20, 1997.

         PICA has issued $1.76 billion of its Special Tax Revenue Bonds. This financial assistance has included the refunding of certain general obligation bonds, funding of capital projects and the liquidation of the cumulative General Fund balance deficit as of June 30, 1992 of $224.9 million. The audited General Fund balance of Philadelphia as of June 30, 1997 showed a surplus of approximately $128.8 million.

         No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,102.4 million in special revenue bonds outstanding as of June 30, 1997.

         There is various litigation pending against the Commonwealth, its officers and employees. In 1978, the Pennsylvania General Assembly approved a limited waiver of sovereign immunity. Damages for any loss are limited to $250,000 for each person and $1 million for each accident. The Supreme Court held that this limitation is constitutional. Approximately 3,500 suits against the Commonwealth are pending, some of which, if decided adversely to the Commonwealth, could have a material adverse impact on governmental operations.

Investing in New Jersey Tax-Exempt Obligations

         The following information constitutes only a brief summary of some of the many complex factors that may affect issuers of New Jersey obligations. This information is derived from official statements published in connection with the issuance of bonds and notes of the State of New Jersey and from other publicly available information. It is believed to be accurate, although no independent verification has been made of any of the following information. The information is intended to provide a general recent historical description and is not intended to indicate future or continuing trends in the positions of the State of New Jersey or local governments.


         New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,077 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington, and which includes over one-fifth of the country's population. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. This central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey, and many foreign-owned firms have located facilities in the State.

         The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. In 1976, voters approved casino gambling for Atlantic City, which has become an important State tourist attraction.


         New Jersey's population grew rapidly in the years following World War II, before slowing to an annual rate of 0.27 percent in the 1970s. Between 1980 and 1990, the annual growth rose to 0.49 percent and between 1990 and 1996, accelerated to .53 percent.(1) While this rate of growth is less than that for the United States, it compares favorably with other Middle Atlantic States. New York has shown a 0.17 percent annual rate of increase since 1990 and Pennsylvania's population has increased 0.23 percent per year.


         The small increase in the State's total population during the past quarter century masks the redistribution of population within the State. There has been a significant shift from the northeastern industrial areas toward the four coastal counties (Cape May, Atlantic, Ocean and Monmouth) and toward the central New Jersey counties of Hunterdon, Somerset and Middlesex.


         Total personal income(2) in New Jersey stood at $237.2 billion for 1995 and $248.1 billion for 1996, an increase of 4.6 percent. Nationally, total personal income grew by 5.4 percent between 1995 and 1996, while in New York and Pennsylvania it grew by 4.3 percent and 4.6 percent, respectively. Based on 1973 levels, the personal income index in 1996 stood at 560.4 for New Jersey, 483.3 for New York and 488.2 for Pennsylvania. The United States index stood at 584.7 (1973 = 100).

         Historically, New Jersey's average per capita income(2) has been well above the national average. The differential narrowed during the 1970s, widened in the 1980s and has narrowed slightly in the 1990s. In 1996, New Jersey ranked second among all states in per capita personal income ($31,053). It ranked higher than New York, with per capita income of $28,782 and Pennsylvania with $24,668. Only Connecticut, with $33,189, exceeded New Jersey.


         After enjoying an extraordinary boom during the mid-1980s, New Jersey as well as the rest of the Northeast slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). By the beginning of the national recession of 1990-1991, construction activity had already been declining in New Jersey for nearly two years, growth had tapered off markedly in the service sectors and the long-term downward trend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing. The net effect was a decline in the State's total nonfarm wage and salary employment(3) from a peak of

----------------------
(1)      U.S. Census Bureau, Population Division, 1996 estimates.
(2)      U.S. Department of Commerce, Bureau of Economics Analysis.
(3) New Jersey Department of Labor, Division of Labor Market and Demographic Research.

3,689,800 in 1989 to a low of 3,457,900 in 1992. This loss was followed by an employment gain of 255,600 from May 1992 to June 1997, a recovery of 97.5% of the jobs lost during the recession.

         Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6 percent during the first quarter of 1989 to a recessionary peak of 8.5% during 1992.(4) Since then, the unemployment rate fell to an average of 6.2% in 1996 and 5.5% for the six month period from January 1997 through June 1997.

         For the recovery period as a whole, May 1992 to June 1997, service-producing employment in New Jersey has expanded by 283,500 jobs. Hiring has been reported by food stores, wholesale distributors, trucking and warehousing firms, security and commodity brokers, business and engineering/management service firms, hotels/hotel-casinos, social service agencies and health care providers other than hospitals. Employment growth was particularly strong in business services and its personnel supply component with increases of 17,300 and 7,500, respectively, in the 12-month period ending June 1997.

         In the manufacturing sector, employment losses slowed between 1992 and 1994. After an average annual job loss of 33,500 from 1989 through 1992, New Jersey's factory job losses fell to 13,300 during 1993 and 7,300 during 1994. During 1995, and 1996, however, manufacturing job losses increased slightly to 10,100 and 13,900 respectively, reflecting a slowdown in national manufacturing production activity.

         Conditions have slowly improved in the construction industry, where employment has risen by 18,600 since its low in May 1992. Between 1992 and 1996, this sector's hiring rebound was driven primarily by increased homebuilding and nonresidential projects. During 1996, and the first five months of 1997, public works projects and homebuilding became the growth segments while nonresidential construction lessened but remain positive.

         Nonresidential construction activity, as measured by contract awards, grew by 19.6% in 1994 , 3.0% in 1995, and 7.0 in 1996. More recently, nonresidential building construction contracts increased by 45.8% in the first five months of 1997 compared with the same period in 1996.

         Residential construction contracts , despite monthly fluctuations, increased by 17.1% for the first five months of 1997 as compared to the first five months of 1996 ($989 million and $845 million, respectively). Nonbuilding or infrastructure construction rose robustly by 64% during this period. Helped by these increases, total construction contracts rose by 41.0% when comparing the first five months of 1996 and 1997.

         The rising economic trend experienced in the State has let to higher retain sales, which showed steady growth from 1992 through 1996, including a 3.8% increase from 1995 to 1996.(5) The higher retail sales, in turn, produced steady increases in retail trade jobs (both full and part time). Retail trade employment has risen by nearly 49,000 since a May 1992 low point. December 1996 to June 1997, the number of retail jobs rose by 8,700.

----------------------
(4) U.S. Bureau of Labor Statistics and the New Jersey Department of Labor, Division of Labor Market and Demographic Research.
(5) Data for 1997 is not available as the U.S. Department of Commerce, Census Bureau has discontinued the compilation of this data as of December 1996.

         Total new vehicle registrations (new passenger cars and light trucks and vans) rose in 1994 by 5.8%, declined by 4.4% in 1995, then rose 2.6% in 1996. Through May 1997 however, total new vehicle registrations rose by 2.8% compared to the same time period in 1996.

         Unemployment in the State through June 1997 has been receding. According to the U.S. Bureau of Labor Statistics, the jobless rate dropped from 6.8% in 1994 to 6.4% in 1995 and to 6.2% in 1996.
Subsequently, it has dropped to 5.5% for the first six months of 1997.

         The insured unemployment rate, i.e., the number of individuals claiming benefits as a percentage of the number of workers covered by unemployment insurance, declined from 3.9% during calendar years 1991 and 1992 to 3.3% during 1993 and then averaged 3.2% throughout 1994, 1995 and 1996. As of July 1, 1997, the State's unemployment insurance trust fund balance stood at $2.2 billion.

         The State has benefitted from the national recovery. New Jersey's recovery is in its sixth year and appears to be sustainable now that the national economy has "soft landed." While the latest national indicators show that economic growth accelerated during the first quarter of this year, the inflation rate remained low.

         Business investment expenditures and consumer spending have increased substantially in the nation as well as in the State. Capital and consumer spending may very well continue to rise due to the sustained character of the recovery, although the interest-sensitive homebuilding industry may provide only a moderate amount of stimulus both nationally and in New Jersey. It is expected that the employment and income growth that has and is taking place will lead to further growth in consumer outlays. Reasons for cautious optimism in New Jersey include increasing employment levels, a low jobless rate, and a higher-than-national level of per capita personal income.

         Even if the nation's economic growth rate slows from the robust 5.9% growth in the first quarter of 1997, the State's economy should have enough momentum to keep its trend line pointing upwards. Its growth potential is not yet limited by the labor supply constraints beginning to affect some other parts of the country.


         Looking further ahead, prospects for New Jersey appear favorable. While growth is likely to be slower than in the nation, the locational advantages that have served New Jersey well for many years will still be there. Structural changes that have been going on for years can be expected to continue, with job creation concentrated most heavily in the service industries.

Atlantic City and Legalized Gambling

         Legalized casino gambling was introduced into Atlantic City by the enactment of the Casino Control Act on June 2, 1977. For the year ended December 31, 1996, nine of Atlantic City's twelve casinos reported a net loss. The industry as a whole reported a net loss of $257.0 million for the year, reflect a $404.1 million decrease from the net income of $147.1 million reported for 1995 . This industry net loss reflects the negative impact of an industry-wide increase in promotional programs, inclement weather in the first quarter , and $175.5 million in combined extraordinary losses at Trump Plaza and Trump Taj Mahal during the second quarter due to debt refinancing transactions.

         For the three months ended March 31, 1997, eight of the twelve casinos reported a net loss. For the period, the industry as a whole reported a net loss of $16.2 million reflecting a $8.4 million improvement from the prior comparable period. This improvement reflects the positive impact of favorable weather conditions and a reduction in industry-wide promotional programs.

         For the year ended December 31, 1996 and the six months ended June 30, 1997, the casino industry reported "Win" of $3.8 billion and $1.9 billion, respectively. "Win" represents the amount a casino wins at the slot machines and table games before operating expenses and taxes are deducted.

         For the year ended December 31, 1996 and the six months ended June 30, 1997, the State collected revenue taxes for programs to assist the elderly and disabled of $303.1 million and $152.0 million, respectively. From May 20, 1978, the date the first casino opened, through June 30, 1997, the industry had paid a total of $3.6 billion to the State for these programs. As of June 30, 1997, the Casino Revenue Fund has earned $118.2 million in interest.

         At present there are several programs funded by the Casino Revenue Fund which assist the elderly and disabled; assistance with payment of pharmaceutical costs which constitutes the largest share of the fund; general medical services, the second largest program; "lifeline" utility credits; residential care for seniors; transportation assistance and real estate tax rebates.

         With reference to the other goals which the legislation set, in 1996 there were 46,500 jobs in the hotel/casinos; total employment in the Atlantic County metropolitan statistical area has grown from 89,000 persons in 1975 to 176,400 in 1996. Tourism has also prospered. The number of visitors to Atlantic City increased from 7.0 million in 1978 to 34.0 million in 1996.

         The gaming industry has also provided substantial revenue for municipal, county and school governments through real estate taxes and payment of the luxury tax which the State has authorized and which is applied to hotel and amusement revenues.

         The New Jersey State Lottery was created as a major source of revenue for State education and institutions. As of June 30, 1997, the Lottery has generated over $21.3 billion in gross revenues, paid $10.6 billion in prizes and contributed $8.9 billion to the State.

State Finances
         The Director of the Division of Budget and Accounting in the New Jersey Department of the Treasury (the "Budget Director") prescribes and approves the accounting policies of the State and directs their implementation.

New Jersey's Accounting System
         The State prepares its financial statements on a "modified accrual" basis utilizing the fund method of accounting. The National Council on Governmental Accounting in its publication entitled Statement I. -Governmental Accounting and Financial Reporting Principles defines a fund as a fiscal and accounting entity with a self-balancing set of accounts recording cash and other financial resources together with all related liabilities and residual equities or balances, and changes therein, which are segregated for the purpose of carrying on specific activities or attaining certain objectives in accordance with special regulations, restrictions or limitations. The State's financial statements reflect financial reporting practices in accordance with that definition. Accordingly, the State prepares separate statements for the General Fund, Special Revenue Funds, Debt Service Funds, Capital Project Funds, Trust and Agency Funds, Component Units-Authorities Funds, College and University Funds, General Fixed Asset Account Group and its General Long-Term Debt Account Group, and its component units.

         The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State is accounted for in the General Fund. Revenues received from taxes and unrestricted by statute, most federal revenue and certain miscellaneous revenue items are recorded in the General Fund. The appropriations act provides the basic framework for the operation of the General Fund.


         Special Revenue Funds are used to account for resources legally restricted to expenditure for specified purposes. Special Revenue Funds include the Casino Control Fund, the Casino Revenue Fund, the Gubernatorial Elections Fund and the Property Tax Relief Fund. Other Special Revenue Funds have been created which are either reported ultimately in the General Fund or are created to hold revenues derived from private sources. Debt Service Funds are used to account for the accumulation of resources for, and the payment of, principal and redemption premium, if any, and interest on general obligation bonds. Capital Project Funds are used to account for financial resources to be used for the acquisition or construction of major State capital facilities. Trust and Agency Funds are used to account for assets held in a trust capacity or as an agent for individuals, private organizations, other governments and/or other funds. The General Fixed Asset Account Group accounts for the State's fixed assets acquired or constructed for general governmental purposes. The General Long-Term Debt Account Group accounts for the unmatured general long-term liabilities of the State.


         The Property Tax Relief Fund, the largest of the Special Revenue Funds, is used to account for revenues from the New Jersey Gross Income Tax. Revenues realized from the Gross Income Tax are dedicated by the State Constitution. All receipts from taxes levied on personal income of individuals, estates and trusts must be appropriated exclusively for the purpose of reducing or offsetting property taxes. Annual appropriations are made from the fund, pursuant to formulas established by the State Legislature, to counties, municipalities and school districts. The Property Tax Relief Fund was established by the New Jersey Gross Income Tax Act, N.J.S.A. 54A:9-25, approved July 8, 1976.


         Component Units-Authorities account for operations where the intent of the State is that the cost of providing goods or services to the general public on a continuing basis be financed or recovered primarily through user charges, or where periodic measurement of the results of operations is appropriate for capital maintenance, public policy, management control or accountability. The College and University Funds account for the operations of the New Jersey Institute of Technology, and the eleven State colleges and universities including their foundations and associations, in accordance with existing authoritative accounting and reporting principles applicable to universities and hospitals.


Audit Reports
         The State Auditor is directed by statute (N.J.S.A. 52:24-4) to "examine and post-audit all the accounts, reports, and statements and make independent verifications of all assets, liabilities, revenues, and expenditures" of the State and its agencies. The audit reports containing the opinion of the State Auditor are available for examination and review upon request to the State Treasurer.


Fiscal Years  1998 and 1999 Revenue Estimates
         Sales and Use Tax. The revised estimate forecasts Sales and Use tax collections for Fiscal Year 1998 as $4,720.0 million, a 6.9% increase from the Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $4,928.0 million, is a 4.4% increase from the Fiscal Year 1998 estimate.

         Gross Income Tax. The revised estimate forecasts Gross Income Tax collections for Fiscal Year 1998 of $5,340.0 million, a 10.7% increase from Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $5,860.0 million, is a 9.7% increase from the Fiscal Year 1998 estimate. Included in the Fiscal Year 1998 estimate and the Fiscal Year 1999 estimate is the enactment of a property tax deduction, to be phased in over a three-year period, permitting a deduction by resident taxpayers against gross income tax of a percentage of their property taxes.

         Corporation Business Tax. The revised estimate forecasts Corporation Business Tax collection for Fiscal Year 1998 as $1,315.1 million, a 2.2% increase from Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $1,431.0 million, is an 8.8% increase from the Fiscal Year 1998 estimate.


         General Considerations. Estimated receipts from State taxes and revenues, including the three principal taxes set forth above, are forecasts based on the best information available at the time of such forecasts. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections being more or less than forecasted.

         Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised her plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent.


Programs Funded  Under Recommended Appropriations for Fiscal Year  1999
         Of the $17,953.3 million recommended appropriations for Fiscal Year 1999 from the General Fund, the Property Tax Relief Fund, the Casino Control Fund, Casino Revenue Fund and the Gubernatorial Elections Fund, $7,410.7 million (41.3%) is appropriate for State Aid to Local Governments, $5,139.1 million (28.6%) is appropriated for Grants-in-Aid, $4,279.5 million (23.8%) is appropriated for Direct State Services, $506.1 million (2.8%) is appropriate for Debt Service on State general obligation bonds and $617.9 million (3.5%) is appropriated for Capital Construction.

Debt Service
         The State finances certain capital projects through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. Certain state tax revenues and certain other fees are pledged to meet the principal payments, interest payments and if provided, redemption premium payments, if any, required to fully pay the bonds. The recommended appropriation for the debt service obligation on outstanding projected indebtedness is $506.1 million for Fiscal Year 1999.

Capital Construction
         In addition to payments from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. In Fiscal Year 1999, the amount recommended for this purpose is $617.9 million. $463.7 million is for transportation projects and debt service and is being credited to the Transportation Trust Fund Account of the General Fund, $52.1 million is for hazardous substance remediation and underground tank remediation and $15.0 million is for shore protection.

         All appropriations for capital projects and all proposals for State bond authorization are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning. This permanent commission was established in November 1975, and is charged with the preparation of the State Capital Improvement Plan, which contains proposals for State spending for capital projects.


         In Fiscal Year 1992 the State initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund balances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. There are presently $800 million of tax and revenue anticipation notes outstanding. These notes shall mature on June 15, 1998.


         Such tax and revenue anticipation notes do not constitute a general obligation of the State or a debt or liability within the meaning of the State Constitution. Such notes constitute special obligations of the State payable solely from moneys on deposit in the General Fund and the Property Tax Relief Fund and legally available for such payment.

Litigation
         The following are cases presently pending or threatened in which the State has the potential for either a significant loss of revenue or a significant unanticipated expenditure.





         Tort, Contract and Other Claims. At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1, et seq.). The State does not formally estimate its reserve representing potential exposure for these claims and cases. The State is unable to estimate its exposure for these claims and cases.

         The State routinely receives notices of claim seeking substantial sums of money. The majority of those claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against the State must be preceded by a notice of claim, which affords the State the opportunity for a six-month investigation prior to the filing of any suit against it.

         In addition, at any given time, there are various numbers of contract and other claims against the State and State agencies, including environmental claims asserted against the State, among other parties, arising from the alleged disposal of hazardous waste. Claimants in such matters are seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. The State is unable to estimate its exposure for these claims.


         At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1, et seq.). An independent study estimated an aggregate potential exposure of $90,800,000 for tort and medical malpractice claims pending as of June 30, 1997. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. The State is unable to estimate its exposure for these claims.

Investing in Ohio Tax-Exempt Obligations
         As described above, the Ohio Trust will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). The Ohio Trust is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

         Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

         There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.


         Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1996 is 11,173,000.


         While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.


         In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5 % national figure. However, for the last seven years the State rates were below the national rates (4.9% versus 5.4% in 1996). The unemployment rate and its effects vary among geographic areas of the State.


         There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Trust or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

         The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.


         The 1992-93 biennium, presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund (BSF, a cash and budgetary management fund) to the GRF in FY 1992.

         Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected and then timely addressed an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments were made in the timing of certain tax payments.

         A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to replenishment, $21 million was deposited in the BSF.

         None of the spending reductions were applied to appropriations needed for debt service or lease rentals relating to any State obligations.

         The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

         From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. The 1996-97 biennium-ending GRF fund balance was $834.9 million. Of that, $250 million goes to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF (which had a March 3, 1998 balance of $862.7 million), with the $263 million balance to a State income tax reduction fund.

         The GRF appropriations act for the 1997-98 biennium was passed on June 25, 1997 and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act. Recently passed legislation increases the fiscal year 1999 GRF appropriation level for elementary and secondary education, with the increase to be funded in part by mandated small percentage reductions in State appropriations for various State agencies and institutions. Expressly exempt from those reductions are all appropriations for debt service, including lease rental payments.

         The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

         By 14 constitutional amendments approved from 1921 to date (the latest adopted in 1995) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At March 3, 1998, $1.07 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding . The only such State debt at that date still authorized to be incurred were portions of the highway bonds, and the following:
(a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($30.9 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($946.9 million outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($90.9 million outstanding , with no more than $50 million to be issued in any one year).

         The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million outstanding authorization, and authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

         The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5.05 billion of which were outstanding or sold and awaiting delivery at March 3, 1998.


         A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

         A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

         The General Assembly has placed on the May 1998 primary election ballot a proposed constitutional amendment dealing with State debt. If approved by voters, it will authorize State general obligation debt to pay costs of facilitates for a system of common schools throughout the State and for state supported and assisted institutions of higher education. That and other debt represented by direct obligations of the State (such as that authorized by the OPFC and OBA) could not be issued if future fiscal year total debt service on those obligations to be paid from the GRF or net lottery proceeds exceeds 5% of total State expenditures from the GRF and the net lottery proceeds during the then preceding fiscal year.

         State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

         Local school districts in Ohio receive a major portion (state-wide aggregate approximately 44% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 119 districts from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order for a year to (to March 1998) permit time for responsive corrective actions, some of which to March 3, 1998 are mentioned above. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A program has provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totalled $41.1 million for 28 districts in FY 1994, $71.1 million for 29 districts in FY 1995 (including $29.5 million for one), and $87.2 million for 20 districts in FY 1996 (including $42.1 million for one) and $113.2 million for 12 districts in 1997 (including $90 million to one for restructuring its prior loans).

         Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.

         For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 24 cities and villages; for 18 of them the fiscal situation was resolved and the procedures terminated (one village is in preliminary "fiscal watch" status). As of March 3, 1998, the 1996 school district "fiscal emergency" provision applied to four districts, and 12 were on preliminary "fiscal watch" status.


         At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent auditors for each Fund and, in its capacity as such, audits the annual financial statements contained in the Trust's Annual Report. Each Fund's Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended February 28, 1998, are included in the Trust's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B.

Delaware Investments offers funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523-4640.

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIANS
Bankers Trust Company
One Bankers Trust Plaza
New York, NY 10006
(for Pennsylvania Fund)

The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245
(for New Jersey Fund and Ohio Fund)


-----------------------------
TAX-FREE PENNSYLVANIA FUND

TAX-FREE NEW JERSEY FUND

TAX-FREE OHIO FUND
-----------------------------

A CLASS

B CLASS

C CLASS

=====================================

DELAWARE GROUP STATE TAX-FREE INCOME
TRUST
-------------------------------------


PART B

STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------

APRIL 29, 1998

-----------------
DELAWARE
INVESTMENTS
-----------------
                                      -100-

                                     PART C

                                Other Information


Item 24. Financial Statements and Exhibits

         (a) Financial Statements:

             Part A   - Financial Highlights

            *Part B   - Statement of Net Assets
                        Statement of Assets and Liabilities
                        Statement of Operations
                        Statement of Changes in Net Assets
                        Notes to Financial Statements
                        Accountant's Report

                        * The financial statements and Accountany's Report for Accountant's Report for Tax-Free New Tax-Free New Jersey Fun, Tax-Free Ohio Fund and Tax-Free Pennsylvania Fund listed above are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended February 28, 1998.

         (b) Exhibits:

             (1) Declaration of Trust.

                 (a) Declaration of Trust, as amended through November 27, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                 (b) Amendment to Declaration of Trust (July 17,1997)
                     incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 29, 1997.

             (2) Procedural Guidelines.

                 (a) Procedural Guidelines, as amended through November 27, 1995 incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                 (b) Amendment to Procedural Guidelines (April 1995)
                     incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

             (3) Voting Trust Agreement.  Inapplicable.

PART C - Other Information
(Continued)

             (4) Copies of All Instruments Defining the Rights of Holders.

                 (a) Declaration of Trust. Articles V and IX of the Declaration
                     of Trust (February 28, 1977) and Article V, as amended (February 17, 1994), of the Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                     (i) Amendment to Declaration of Trust July 17, 1997)
                         incorporated into this filing by reference to Post-Effective Amendment No. 39 filed August 29, 1997.

                 (b) Procedural Guidelines. Articles II, IV, as amended, and VII of the Procedural Guidelines incorporated into this filing by reference to Post-Effective Amendment No. 34 filed
                     April 28, 1995.

             (5) Investment Management Agreement.

                 (a) Investment Management Agreement (April 3, 1995) between
                     Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                 (b) Executed Investment Management Agreement (September 2,
                     1997) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free New Jersey Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                 (c) Executed Investment Management Agreement (September 2,
                     1997) between Delaware Management Company, Inc. and the Registrant on behalf of Tax-Free Ohio Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

             (6) (a) Distribution Agreement.

                     (i) Form of Distribution Agreement (April 1995) on behalf
                         of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                     (ii) Executed Distribution Agreement (September 2, 1997)
                         between Delaware Distributors, L.P. and the Registrant on behalf of Tax-Free New Jersey Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

PART C - Other Information
(Continued)

                   (iii) Executed Distribution Agreement (September 2, 1997)
                         between Delaware Distributors, L.P. and the Registrant on behalf of Tax-Free Ohio Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                    (iv) Form of Amendment No. 1 to Distribution Agreement
                         (November 1995) on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                 (b) Administration and Service Agreement. Form of
                     Administration and Service Agreement (as amended November
                     1995) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                 (c) Dealer's Agreement. Dealer's Agreement (as amended November
                     1995) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                 (d) Mutual Fund Agreement for the Delaware Group of Funds (as
                     amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 29, 1996.

             (7) Bonus, Profit Sharing, Pension Contracts.

                 (a) Amended and Restated Profit Sharing Plan (November 17,
                     1994) incorporated into this filing by reference to Post-Effective Amendment No. 34 filed April 28, 1995.

                 (b) Amendment to Profit Sharing Plan (December 21, 1995)
                     (Module) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed April 29, 1996.

             (8) Custodian Agreement.

                 (a) Executed Custodian Agreement (May 1996) between Bankers
                     Trust Company and the Registrant on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                 (b) Executed Custodian Agreement (1997) between The Chase
                     Manhattan Bank and the Registrant on behalf of Tax-Free New Jersey Fund and Tax-Free Ohio Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

PART C - Other Information
(Continued)

             (9) Other Material Contracts.

                 (a) Executed First Amended and Restated Shareholders Services
                     Agreement (September 2, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                 (b) Executed Fund Accounting Agreement (August 19, 1996)
                     between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                     (i) Executed Amendment No. 8 (December 18, 1997) to
                         Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

            (10) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

            (11) Consent of Auditors.  Attached as Exhibit.

          12-14) Inapplicable.

            (15) Plans under Rule 12b-1.

                 (a) Form of Plan under Rule 12b-1 for Class A (November 1995)
                     on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                 (b) Form of Plan under Rule 12b-1 for Class B (November 1995)
                     on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                 (c) Form of Plan under Rule 12b-1 for Class C (November 1995)
                     on behalf of Tax-Free Pennsylvania Fund incorporated into this filing by reference to Post-Effective Amendment No. 35 filed November 27, 1995.

                 (d) Executed Plan under Rule 12b-1 for Class A (September 2,
                     1997) on behalf of Tax-Free New Jersey Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                 (e) Executed Plan under Rule 12b-1 for Class B (September 2,
                     1997) on behalf of Tax-Free New Jersey Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                 (f) Executed Plan under Rule 12b-1 for Class C (September 2,
                     1997) on behalf of Tax-Free New Jersey Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

PART C - Other Information
(Continued)

                 (g) Executed Plan under Rule 12b-1 for Class A (September 2,
                     1997) on behalf of Tax-Free Ohio Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                 (h) Executed Plan under Rule 12b-1 for Class B (September 2,
                     1997) on behalf of Tax-Free Ohio Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                 (i) Executed Plan under Rule 12b-1 for Class C (September 2,
                     1997) on behalf of Tax-Free Ohio Fund incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                (16) Schedules of Computation for each Performance Quotation.

                 (a) Incorporated into this filing by reference to
                     Post-Effective Amendment No. 34 filed April 28, 1995, Post-Effective Amendment No. 35 filed November 27, 1995, Post-Effective Amendment No. 36 filed April 30, 1996, Post-Effective Amendment No. 37 filed April 29, 1997 and Post-Effective Amendment No. 40 filed March 31, 1998.

                (17) Financial Data Schedules.

                 (a) Financial data schedules for Tax-Free New Jersey Fund and
                     Tax-Free Ohio Fund for the period ended February 28, 1998 incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

                 (b) Financial data schedules for Tax-Free Pennsylvania Fund for the fiscal year ended February 28, 1998 attached as Exhibit.

                (18) Inapplicable.

                (19) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 40 filed March 31, 1998.

Item 25.         Persons Controlled by or under Common Control with Registrant.
                 None.

PART C - Other Information
(Continued)

Item 26. Number of Holders of Securities.
         --------------------------------

         (1)                                              (2)

                                                          Number of
      Title of Class                                      Record Holders
      -----------------                                   ---------------
         Delaware Group State Tax-Free Income Trust's:

         Tax-Free Pennsylvania Fund A Class
         Shares of Beneficial Interest                    19,553 Accounts as of
         with No Par Value Per Share                      March 31, 1998

         Tax-Free Pennsylvania Fund B Class
         Shares of Beneficial Interest                    1,132 Accounts as of
         with No Par Value Per Share                      March 31, 1998

         Tax-Free Pennsylvania Fund C Class
         Shares of Beneficial Interest                    64 Accounts as of
         with No Par Value Per Share                      March 31, 1998

         Delaware Group State Tax-Free Income Trust's:

         Tax-Free New Jersey Fund A Class
         Shares of Beneficial Interest                    12 Accounts as of
         with No Par Value Per Share                      March 31, 1998

         Tax-Free New Jersey Fund B Class
         Shares of Beneficial Interest                    8 Accounts as of
         with No Par Value Per Share                      March 31, 1998

         Tax-Free New Jersey Fund C Class
         Shares of Beneficial Interest                    2 Accounts as of
         with No Par Value Per Share                      March 31, 1998

         Tax-Free Ohio Fund A Class
         Shares of Beneficial Interest                    5 Accounts as of
         with No Par Value Per Share                      March 31, 1998

         Tax-Free Ohio Fund B Class
         Shares of Beneficial Interest                    2 Accounts as of
         with No Par Value Per Share                      March 31, 1998

         Tax-Free Ohio Fund C Class
         Shares of Beneficial Interest                    2 Accounts as of
         with No Par Value Per Share                      March 31, 1998

PART C - Other Information
(Continued)

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 10 filed May 12, 1980.

Item 28. Business and Other Connections of Investment Adviser.

         Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Foundation Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

PART C - Other Information
(Continued)

         The following persons serving as officers of the Manager have held the following positions during the past two years:

Name and Principal     Positions and Offices with the Manager and its
Business Address*      Affiliates and Other Positions and Offices Held

Wayne A. Stork         Chairman of the Board, President, Chief Executive
                       Officer, Chief Investment Officer and Director/Trustee of
                       Delaware Management Company, Inc. and Delaware Management
                       Business Trust; Chairman of the Board, President, Chief
                       Executive Officer, Chief Investment Officer of Delaware
                       Management Company (a series of Delaware Management
                       Business Trust); Chairman of the Board, President, Chief
                       Executive Officer and Director of DMH Corp., Delaware
                       Distributors, Inc. and Founders Holdings, Inc.; Chairman,
                       Chief Executive Officer and Chief Investment Officer of
                       Delaware Investment Advisers (a series of Delaware
                       Management Business Trust); Chairman, Chief Executive
                       Officer and Director of Delaware International Holdings
                       Ltd. and Delaware International Advisers Ltd.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware
                       Management Holdings, Inc., and Delaware Capital
                       Management, Inc.; Chairman of Delaware Distributors,
                       L.P.; President and Chief Executive Officer of Delvoy,
                       Inc.; and Director and/or Trustee of Delaware Service
                       Company, Inc. and Delaware Investment & Retirement
                       Services, Inc.

Richard G. Unruh, Jr.  President of Delaware Investment Advisers (a series of
                       Delaware Management Business Trust); Executive Vice President and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust; Executive Vice President of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Capital Management, Inc. and Delaware Management Company (a series of Delaware Management Business Trust); and Director of Delaware International Advisers Ltd.

                       Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow         Executive Vice President/Chief Investment Officer, Fixed
                       Income of Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware Management
                       Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), the Registrant, each of the other funds in the Delaware Investments family and Delaware Management Holdings, Inc.; Executive
                       Vice President and Director of Founders Holdings, Inc.;
                       Executive Vice President of Delaware Capital Management,
                       Inc. and Delaware Management Business Trust; and Director of Founders CBO Corporation

                       Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal     Positions and Offices with the Manager and its
Business Address *     Affiliates and Other Positions and Offices Held

David K. Downes        Executive Vice President, Chief Operating Officer, Chief
                       Financial Officer and Director of Delaware Management
                       Company, Inc., DMH Corp, Delaware Distributors, Inc.,
                       Founders Holdings, Inc. and Delvoy, Inc.; Executive Vice
                       President, Chief Financial Officer, Chief Administrative
                       Officer and Trustee of Delaware Management Business
                       Trust; Executive Vice President, Chief Operating Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Founders CBO
                       Corporation, Delaware Capital Management, Inc., Delaware
                       Management Company (a series of Delaware Management
                       Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware
                       Distributors, L.P.; President, Chief Executive Officer,
                       Chief Financial Officer and Director of Delaware Service
                       Company, Inc.; President, Chief Operating Officer, Chief
                       Financial Officer and Director of Delaware International
                       Holdings Ltd.; Chairman, Chief Executive Officer and
                       Director of Delaware Investment & Retirement Services,
                       Inc.; Chairman and Director of Delaware Management Trust
                       Company; Director of Delaware International Advisers
                       Ltd.; and Vice President of Lincoln Funds Corporation

                       Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M.              Senior Vice President, General Counsel, Secretary and
Chamberlain, Jr.       Director/Trustee of Chamberlain, Jr. Delaware Management
                       Company, Inc., DMH Corp., Delaware Distributors, Inc.,
                       Delaware Service Company, Inc., Founders Holdings, Inc.,
                       Delaware Capital Management, Inc., Delaware Investment &
                       Retirement Services, Inc., Delvoy, Inc. and Delaware
                       Management Business Trust; Senior Vice President,
                       Secretary and General Counsel of the Registrant, each of the other funds in the Delaware Investments family, Delaware Distributors, L.P., Delaware Management Company
                       (a series of Delaware Management Business Trust),
                       Delaware Investment Advisers (a series of Delaware
                       Management Business Trust) and Delaware Management
                       Holdings, Inc.; Senior Vice President and Director of
                       Delaware International Holdings Ltd.; Executive Vice
                       President, Secretary, General Counsel and Director of
                       Delaware Management Trust Company; Director of Delaware
                       International Advisers Ltd.; Secretary of Lincoln Funds
                       Corporation


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal     Positions and Offices with the Manager and its
Business Address *     Affiliates and Other Positions and Offices Held

Richard J. Flannery    Senior Vice President/Corporate and International Affairs
                       of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                       Holdings, Inc., DMH Corp., Delaware Management Company,
                       Inc., Delaware Distributors, Inc., Delaware Distributors,
                       L.P., Delaware Management Trust Company, Delaware Capital
                       Management, Inc., Delaware Service Company, Inc.,
                       Delaware Management Company (a series of Delaware
                       Management Business Trust), Delaware Investment Advisers
                       (a series of Delaware Management Business Trust) and
                       Delaware Investment & Retirement Services, Inc.;
                       Executive Vice President/Corporate & International
                       Affairs and Director of Delaware International Holdings
                       Ltd.; Senior Vice President/ Corporate and International
                       Affairs and Director of Founders Holdings, Inc. and
                       Delvoy, Inc.; Senior Vice President of Founders CBO
                       Corporation; and Director of Delaware International
                       Advisers Ltd.

                       Director, HYPPCO Finance Company Ltd.

                       Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof      Senior Vice President and Treasurer of the Registrant,
                       each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Senior Vice
                       President/Investment Accounting of Delaware Management
                       Company, Inc., Delaware Management Company (a series of
                       Delaware Management Business Trust) and Delaware Service
                       Company, Inc.; Senior Vice President and Treasurer/
                       Manager, Investment Accounting of Delaware Distributors,
                       L.P. and Delaware Investment Advisers (a series of
                       Delaware Management Business Trust); Assistant Treasurer of Founders CBO Corporation; and Senior Vice President and Manager of Investment Accounting of Delaware
                       International Holdings Ltd.

Joseph H. Hastings     Senior Vice President/Corporate Controller and Treasurer
                       of Delaware Management Holdings, Inc., DMH Corp.,
                       Delaware Management Company, Inc., Delaware Distributors,
                       Inc., Delaware Capital Management, Inc., Delaware
                       Distributors, L.P., Delaware Service Company, Inc.,
                       Delaware International Holdings Ltd., Delaware Management
                       Company (a series of Delaware Management Business Trust),
                       Delvoy, Inc. and Delaware Management Business Trust;
                       Senior Vice President/Corporate Controller of the
                       Registrant, each of the other funds in the Delaware
                       Investments family and Founders Holdings, Inc.; Executive
                       Vice President, Chief Financial Officer and Treasurer of
                       Delaware Management Trust Company; Chief Financial
                       Officer and Treasurer of Delaware Investment & Retirement
                       Services, Inc.; Senior Vice President/Assistant Treasurer of Founders CBO Corporation; and Treasurer of Lincoln
                       Funds Corporation.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal     Positions and Offices with the Manager and its
Business Address *     Affiliates and Other Positions and Offices Held

Michael T. Taggart     Senior Vice President/Facilities Management and
                       Administrative Services of Delaware Management Company,
                       Inc. and Delaware Management Company (a series of
                       Delaware Management Business Trust)

Douglas L. Anderson    Senior Vice President/Operations of Delaware Management
                       Company, Inc., Delaware Management Company (a series of
                       Delaware Management Business Trust), Delaware Investment and Retirement Services, Inc. and Delaware Service
                       Company, Inc.; Senior Vice President/ Operations and
                       Director of Delaware Management Trust Company

James L. Shields       Senior Vice President/Chief Information Officer of
                       Delaware Management Company, Inc., Delaware Management
                       Company (a series of Delaware Management Business Trust),
                       Delaware Service Company, Inc. and Delaware Investment &
                       Retirement Services, Inc.

Eric E. Miller         Vice President, Assistant Secretary and Deputy General
                       Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management
                       Company, Inc., Delaware Management Company (a series of
                       Delaware Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management Business
                       Trust), Delaware Management Holdings, Inc., DMH Corp.,
                       Delaware Distributors, L.P., Delaware Distributors Inc.,
                       Delaware Service Company, Inc., Delaware Management Trust
                       Company, Founders Holdings, Inc., Delaware Capital
                       Management, Inc. and Delaware Investment & Retirement
                       Services, Inc.; Assistant Secretary of Delaware
                       Management Business Trust; and Vice President and
                       Assistant Secretary of Delvoy, Inc.

Richelle S. Maestro    Vice President and Assistant Secretary of the Registrant,
                       each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware Management
                       Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware
                       Management Holdings, Inc., Delaware Distributors, L.P.,
                       Delaware Distributors, Inc., Delaware Service Company,
                       Inc., DMH Corp., Delaware Management Trust Company,
                       Delaware Capital Management, Inc., Delaware Investment &
                       Retirement Services, Inc., Founders Holdings, Inc. and
                       Delvoy, Inc.; Vice President and Secretary of Delaware
                       International Holdings Ltd.; and Secretary of Founders
                       CBO Corporation;

                       Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)       Vice President/Assistant Controller of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and
                       Delaware Management Trust Company



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal     Positions and Offices with the Manager and its
Business Address *     Affiliates and Other Positions and Offices Held

Bruce A. Ulmer         Vice President/Director of LNC Internal Audit of the
                       Registrant, each of the other funds in the Delaware
                       Investments family, Delaware Management Company, Inc.,
                       Delaware Management Company (a series of Delaware
                       Management Business Trust), Delaware Management Holdings,
                       Inc., DMH Corp., Delaware Management Trust Company and
                       Delaware Investment & Retirement Services, Inc.; Vice
                       President/Director of Internal Audit of Delvoy, Inc.

Joel A. Ettinger(2)    Vice President/Director of Taxation of the Registrant,
                       each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                       Management Company (a series of Delaware Management
                       Business Trust) and Delaware Management Holdings, Inc.

Christopher Adams      Vice President/Strategic Planning of Delaware Management
                       Company, Inc., Delaware Management Company (a series of
                       Delaware Management Business Trust) and Delaware Service
                       Company, Inc.

Susan L. Hanson        Vice President/Strategic Planning of Delaware Management
                       Company, Inc., Delaware Management Company (a series of
                       Delaware Management Business Trust) and Delaware Service
                       Company, Inc.

Dennis J. Mara(3)      Vice President/Acquisitions of Delaware Management
                       Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Scott Metzger          Vice President/Business Development of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and
                       Delaware Service Company, Inc.

Lisa O. Brinkley       Vice President/Compliance of the Registrant, Delaware
                       Management Company, Inc., each of the other funds in the Delaware Investments family, Delaware Management Company
                       (a series of Delaware Management Business Trust), DMH
                       Corp., Delaware Distributors, L.P., Delaware
                       Distributors, Inc., Delaware Service Company, Inc.,
                       Delaware Management Trust Company, Delaware Capital
                       Management, Inc. and Delaware Investment & Retirement
                       Services, Inc.; Vice President/Compliance Officer of
                       Delaware Management Business Trust; and Vice President of
                       Delvoy, Inc.

Mary Ellen Carrozza    Vice President/Client Services of Delaware Management
                       Company, Inc., Delaware Management Company (a series of
                       Delaware Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management Business Trust) and the Registrant


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal     Positions and Offices with the Manager and its
Business Address *     Affiliates and Other Positions and Offices Held

Gerald T. Nichols      Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                       Investment Advisers (a series of Delaware Management
                       Business Trust), the Registrant, 22 other investment companies in the Delaware Investments family; Vice
                       President of Founders Holdings, Inc.; and Treasurer,
                       Assistant Secretary and Director of Founders CBO
                       Corporation

Paul A. Matlack        Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                       Investment Advisers (a series of Delaware Management
                       Business Trust), 21 other investment companies in the Delaware Investments family; Vice President of Founders
                       Holdings, Inc.; and President and Director of Founders
                       CBO Corporation

Gary A. Reed           Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                       Investment Advisers (a series of Delaware Management
                       Business Trust), 19 investment companies in the Delaware
                       Investments family and Delaware Capital Management, Inc.

Patrick P. Coyne       Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                       Investment Advisers (a series of Delaware Management
                       Business Trust), the Registrant, 19 other investment companies in the Delaware Investments family and Delaware
                       Capital Management, Inc.

Roger A. Early         Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                       Investment Advisers (a series of Delaware Management
                       Business Trust), 19 other investment companies in the Delaware Investments family

Mitchell L. Conery(4)  Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), the Registrant, 19 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

George H. Burwell      Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and ten investment companies in the Delaware Investments family


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal     Positions and Offices with the Manager and its
Business Address *     Affiliates and Other Positions and Offices Held

John B. Fields         Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                       Investment Advisers (a series of Delaware Management
                       Business Trust), ten investment companies in the Delaware
                       Investments family, Delaware Capital Management, Inc.;
                       and Trustee of Delaware Management Business Trust

Gerald S. Frey(5)      Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                       Investment Advisers (a series of Delaware Management
                       Business Trust) and ten investment companies in the Delaware Investments family

Christopher Beck(6)    Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                       Investment Advisers (a series of Delaware Management
                       Business Trust) and ten investment companies in the Delaware Investments family

Elizabeth H. Howell(7) Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and seven other investment companies in the Delaware Investments family

Andrew M.              Vice President/Senior Portfolio Manager of Delaware
McCullagh, Jr.(8)      Management Company, Inc., Delaware Management Company (a
                       series of Delaware Management Business Trust) and eight other investment companies in the Delaware Investments family

Babak Zenouzi          Vice President/Senior Portfolio Manager of Delaware
                       Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and 13 investment companies in the Delaware Investments family

Paul Grillo            Vice President/Portfolio Manager of Delaware Management
                       Company, Inc., Delaware Management Company (a series of
                       Delaware Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management Business
                       Trust), the Registrant and 21 other investment companies in the Delaware Investments family

Marshall T. Bassett    Vice President/Portfolio Manager of Delaware Management
                       Company, Inc., Delaware Management Company (a series of
                       Delaware Management Business Trust), Delaware Investment
                       Advisers (a series of Delaware Management Business
                       Trust), the Registrant and each of the other funds in the Delaware Investments family

John Heffern           Vice President/Portfolio Manager of Delaware Management
                       Company, Inc., Delaware Management Company (a series of
                       Delaware Management Business Trust) and each of the other funds in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

1    SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2    TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
3    CORPORATE CONTROLLER, IIS prior to July 1997.
4    INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
5    SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
6    SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
7    SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
8 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.

Item 29. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                           Positions and Offices                          Positions and Offices
Business Address*                            with Underwriter                               with Registrant
------------------                           ---------------------                          ---------------------
Delaware Distributors, Inc.                  General Partner                                None

Delaware Investment
Advisers                                     Limited Partner                                None

Delaware Capital
Management, Inc.                             Limited Partner                                None

Wayne A. Stork                               Chairman                                       Chairman

Bruce D. Barton                              President and Chief Executive                  None
                                             Officer

David K. Downes                              Executive Vice President,                      Executive Vice President,
                                             Chief Operating Officer                        Chief Operating Officer
                                             and Chief Financial Officer                    and Chief Financial Officer

George M. Chamberlain, Jr.                   Senior Vice President/Secretary/               Senior Vice President/Secretary/
                                             General Counsel                                General Counsel

Richard J. Flannery                          Senior Vice President/                         Senior Vice President/
                                             Corporate and International Affairs            Corporate and International Affairs

Joseph H. Hastings                           Senior Vice President/Corporate                Senior Vice President/
                                             Controller & Treasurer                         Corporate Controller

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                           Positions and Offices                          Positions and Offices
Business Address*                            with Underwriter                               with Registrant
------------------                           ---------------------                          ---------------------
Terrence P. Cunningham                       Senior Vice President/Financial                None
                                             Institutions

Thomas E. Sawyer                             Senior Vice President/                         None
                                             National Sales Director

Mac McAuliffe                                Senior Vice President/Sales                    None
                                             Manager, Western Division

William F. Hostler                           Senior Vice President/                         None
                                             Marketing Services

J. Chris Meyer                               Senior Vice President/                         None
                                             Director Product Management






William M. Kimbrough                         Senior Vice President/Wholesaler               None

Daniel J. Brooks                             Senior Vice President/Wholesaler               None

Bradley L. Kolstoe                           Senior Vice President/Western                  None
                                             Division Sales Manager

Henry W. Orvin                               Senior Vice President/Eastern                  None
                                             Division Sales Manager

Michael P. Bishof                            Senior Vice President and Treasurer/           Senior Vice President/
                                             Manager, Investment Accounting                 Treasurer

Eric E. Miller                               Vice President/Assistant Secretary/            Vice President/Assistant Secretary/
                                             Deputy General Counsel                         Deputy General Counsel

Richelle S. Maestro                          Vice President/                                Vice President/
                                             Assistant Secretary                            Assistant Secretary

Lisa O. Brinkley                             Vice President/Compliance                      Vice President/Compliance

Daniel H. Carlson                            Vice President/Strategic Marketing             None

Diane M. Anderson                            Vice President/Plan Record Keeping             None
                                             and Administration

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                           Positions and Offices                          Positions and Offices
Business Address*                            with Underwriter                               with Registrant
------------------                           ---------------------                          ---------------------
Anthony J. Scalia                            Vice President/Defined Contribution            None
                                             Sales, SW Territory

Courtney S. West                             Vice President/Defined Contribution            None
                                             Sales, NE Territory

Denise F. Guerriere                          Vice President/Client Services                 None

Gordon E. Searles                            Vice President/Client Services                 None

Lori M. Burgess                              Vice President/Client Services                 None

Julia R. Vander Els                          Vice President/Participant Services            None

Jerome J. Alrutz                             Vice President/Retail Sales                    None

Scott Metzger                                Vice President/Business                        Vice President/Business
                                             Development                                    Development

Stephen C. Hall                              Vice President/Institutional Sales             None

Gregory J. McMillan                          Vice President/ National Accounts              None

Holly W. Reimel                              Vice President/Manager, National               None
                                             Accounts

Christopher H. Price                         Vice President/Manager,                        None
                                             Insurance

Stephen J. DeAngelis                         Vice President/Product                         None
                                             Development

Andrew W. Whitaker                           Vice President/Financial Institutions          None

Jesse Emery                                  Vice President/ Marketing                      None
                                             Communications

Darryl S. Grayson                            Vice President, Broker/Dealer                  None
                                             Internal Sales

Dinah J. Huntoon                             Vice President/Product                         None
                                             Manager Equity

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                           Positions and Offices                          Positions and Offices
Business Address*                            with Underwriter                               with Registrant
------------------                           ---------------------                          ---------------------
Soohee Lee                                   Vice President/Fixed Income                    None
                                             Product Management

Michael J. Woods                             Vice President/UIT Product                     None
                                             Management

Ellen M. Krott                               Vice President/Marketing                       None

Dale L. Kurtz                                Vice President/Marketing Support               None

David P. Anderson                            Vice President/Wholesaler                      None

Lee D. Beck                                  Vice President/Wholesaler                      None

Gabriella Bercze                             Vice President/Wholesaler                      None

Terrence L. Bussard                          Vice President/Wholesaler                      None

William S. Carroll                           Vice President/Wholesaler                      None

William L. Castetter                         Vice President/Wholesaler                      None

Thomas J. Chadie                             Vice President/Wholesaler                      None

Thomas C. Gallagher                          Vice President/Wholesaler                      None

Douglas R. Glennon                           Vice President/Wholesaler                      None

Ronald A. Haimowitz                          Vice President/Wholesaler                      None

Christopher L. Johnston                      Vice President/Wholesaler                      None

Michael P. Jordan                            Vice President/Wholesaler                      None

Jeffrey A. Keinert                           Vice President/Wholesaler                      None

Thomas P. Kennett                            Vice President/ Wholesaler                     None

Debbie A. Marler                             Vice President/Wholesaler                      None

Nathan W. Medin                              Vice President/Wholesaler                      None

Roger J. Miller                              Vice President/Wholesaler                      None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                           Positions and Offices                          Positions and Offices
Business Address*                            with Underwriter                               with Registrant
------------------                           ---------------------                          ---------------------
Patrick L. Murphy                            Vice President/Wholesaler                      None

Stephen C. Nell                              Vice President/Wholesaler                      None

Julia A. Nye                                 Vice President/Wholesaler                      None

Joseph T. Owczarek                           Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden                    Vice President/Wholesaler                      None

Mark A. Pletts                               Vice President/Wholesaler                      None

Philip G. Rickards                           Vice President/Wholesaler                      None

Laura E. Roman                               Vice President/Wholesaler                      None

Linda Schulz                                 Vice President/Wholesaler                      None

Edward B. Sheridan                           Vice President/Wholesaler                      None

Robert E. Stansbury                          Vice President/Wholesaler                      None

Julia A. Stanton                             Vice President/Wholesaler                      None

Larry D. Stone                               Vice President/Wholesaler                      None

Edward J. Wagner                             Vice President/Wholesaler                      None

Wayne W. Wagner                              Vice President/Wholesaler                      None

John A. Wells                                Vice President/Marketing Technology            None

Scott Whitehouse                             Vice President/Wholesaler                      None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (c) Inapplicable.


Item 30. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Item 31. Management Services.  None.

Item 32. Undertakings.

         (a) Not Applicable.

         (b) Not Applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 24th day of April, 1998.

                                                  DELAWARE GROUP STATE TAX-FREE
                                                           INCOME TRUST

                                                      By  /s/ Wayne A. Stork
                                                          ----------------------
                                                              Wayne A. Stork
                                                                 Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                 Signature                                                Title                               Date
                 ---------                                                -----                               ----

 /s/ Wayne A. Stork                                   Chairman of the Board and Director                   April 27, 1998
---------------------------------------
Wayne A. Stork
                                                      Executive Vice President/Chief Operating
                                                      Officer/Chief Financial Officer
                                                      (Principal Financial Officer and
 /s/ David K. Downes                                  Principal Accounting Officer)                        April 27, 1998
---------------------------------------
     David K. Downes

/s/ Walter P. Babich                  *               Trustee                                              April 27, 1998
---------------------------------------
    Walter P. Babich

/s/ Anthony D. Knerr                 *                Trustee                                              April 27, 1998
--------------------------------------
    Anthony D. Knerr

/s/ Ann R. Leven                     *               Trustee                                              April 27, 1998
--------------------------------------
    Ann R. Leven

/s/ W. Thacher Longstreth            *               Trustee                                              April 27, 1998
--------------------------------------
    W. Thacher Longstreth

/s/ Thomas F. Madison                *               Trustee                                              April 27, 1998
--------------------------------------
    Thomas F. Madison

/s/ Jeffrey J. Nick                  *               Trustee                                              April 27, 1998
--------------------------------------
    Jeffrey J. Nick

/s/ Charles E. Peck                  *               Trustee                                              April 27, 1998
--------------------------------------
    Charles E. Peck

                             *By /s/ Wayne A. Stork
                                 -------------------


                                 Wayne A. Stork
                               as Attorney-in-Fact
                        for each of the persons indicated

PART C - Other Information
(Continued)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A


















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PART C - Other Information
(Continued)

                                INDEX TO EXHIBITS

Exhibit No.                  Exhibit
-----------                  -------
EX-99.B11                    Consent of Auditors

EX-27                        Financial Data Schedules